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STRATEGIC PARTNERS(SM)
ANNUITY ONE 3
VARIABLE ANNUITY
--------------------------------------------------------------------------------
PROSPECTUS: MAY 1, 2006

THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION, AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
------------------------------------------------------------
Strategic Partners Annuity One 3 offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series. (see next page for list of portfolios currently offered).
   You may choose between two basic versions of Strategic Partners Annuity One
3. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Annuity One 3, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.

PLEASE READ THIS PROSPECTUS
------------------------------------------------------------
Please read this prospectus before purchasing a Strategic Partners Annuity One 3 variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.

TO LEARN MORE ABOUT STRATEGIC PARTNERS ANNUITY ONE 3
------------------------------------------------------------
To learn more about the Strategic Partners Annuity One 3 variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street N.E., Washington, D.C. 20549. (See SEC file numbers 333-37728 and 333-103474) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Annuity One 3 SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 11 of this prospectus.
   For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS ANNUITY ONE 3 IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA                                                                 ORD01142
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THE PRUDENTIAL SERIES FUND

Jennison Portfolio
Prudential Equity Portfolio
Prudential Global Portfolio
Prudential Money Market Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
SP AIM Core Equity Portfolio
SP Davis Value Portfolio
SP LSV International Value Portfolio
SP Mid Cap Growth Portfolio
SP PIMCO High Yield Portfolio
SP PIMCO Total Return Portfolio
SP Prudential U.S. Emerging Growth Portfolio
SP Small Cap Growth Portfolio
SP Small-Cap Value Portfolio
SP Strategic Partners Focused Growth Portfolio
SP T. Rowe Price Large-Cap Growth Portfolio
SP William Blair International Growth Portfolio

AMERICAN SKANDIA TRUST

AST Advanced Strategies Portfolio
AST Aggressive Asset Allocation Portfolio
AST AllianceBernstein Core Value Portfolio
AST AllianceBernstein Growth & Income Portfolio
AST AllianceBernstein Managed Index 500 Portfolio
AST American Century Income & Growth Portfolio
AST American Century Strategic Balanced Portfolio
AST Balanced Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Conservative Asset Allocation Portfolio
AST DeAM Large-Cap Value Portfolio
AST DeAM Small-Cap Growth Portfolio
AST DeAM Small-Cap Value Portfolio
AST Federated Aggressive Growth Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Allocation Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST High Yield Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Bond-Debenture Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid Cap Value Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Mid-Cap Value Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Natural Resources Portfolio

GARTMORE VARIABLE INSURANCE TRUST

GVIT Developing Markets Fund

JANUS ASPEN SERIES

Large Cap Growth Portfolio -- Service Shares

CONTENTS
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
                                       PART I: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS
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                                       SUMMARY
                                       -------
                                                Glossary...........................................      6
                                                Summary............................................     11
                                                Risk Factors.......................................     15
                                                Summary Of Contract Expenses.......................     16
                                                Expense Examples...................................     21

                                       PART II: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-11
                                       ------------------------------------------------------------
                                           Section 1: What Is The Strategic Partners Annuity One 3
                                             Variable Annuity? ....................................     27
                                                Short Term Cancellation Right Or "Free Look".......     28
                                           Section 2: What Investment Options Can I Choose?........     29
                                                Variable Investment Options........................     29
                                                Fixed Interest Rate Options........................     45
                                                Market Value Adjustment Option.....................     46
                                                Transfers Among Options............................     47
                                                Additional Transfer Restrictions...................     48
                                                Dollar Cost Averaging..............................     49
                                                Asset Allocation Program...........................     50
                                                Auto-Rebalancing...................................     50
                                                Scheduled Transactions.............................     50
                                                Voting Rights......................................     51
                                                Substitution.......................................     51
                                           Section 3: What Kind Of Payments Will I Receive During
                                             The Income Phase (Annuitization)?.....................     52
                                                Payment Provisions.................................     52
                                                Payment Provisions Without The Guaranteed Minimum
                                                  Income Benefit...................................     52
                                                    Option 1: Annuity Payments For A Fixed
                                                      Period.......................................     52
                                                    Option 2: Life Income Annuity Option...........     52
                                                    Option 3: Interest Payment Option..............     53
                                                    Other Annuity Options..........................     53
                                                Tax Considerations.................................     53
                                                Guaranteed Minimum Income Benefit..................     53
                                                    GMIB Roll-Up...................................     54
                                                    GMIB Option 1 -- Single Life Payout Option.....     56
                                                    GMIB Option 2 -- Joint Life Payout Option......     56
                                                How We Determine Annuity Payments..................     56
                                           Section 4: What Is The Death Benefit?...................     59
                                                Beneficiary........................................     59
                                                Calculation Of The Death Benefit...................     59
                                                Guaranteed Minimum Death Benefit...................     59
                                                    GMDB Roll-Up...................................     59
                                                    GMDB Step-Up...................................     60
                                                Special Rules If Joint Owners......................     61
                                                Highest Daily Value Death Benefit..................     61
                                                Calculation Of The Highest Daily Value Death
                                                  Benefit..........................................     62
                                                Payout Options.....................................     62
                                                Earnings Appreciator Benefit.......................     63
                                                Spousal Continuance Benefit........................     64
                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     67
                                                Lifetime Five Income Benefit.......................     67
                                                Spousal Lifetime Five Income Benefit...............     73
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CONTENTS CONTINUED
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
                                           Section 6: What Is The Income Appreciator Benefit?......     79
                                                Income Appreciator Benefit.........................     79
                                                Calculation Of The Income Appreciator Benefit......     79
                                                Income Appreciator Benefit Options During The
                                                  Accumulation Phase...............................     80
                                           Section 7: How Can I Purchase A Strategic Partners
                                             Annuity One 3 Contract?...............................     83
                                                Purchase Payments..................................     83
                                                Allocation Of Purchase Payments....................     83
                                                Credits............................................     83
                                                Calculating Contract Value.........................     84
                                           Section 8: What Are The Expenses Associated With The
                                             Strategic Partners Annuity One 3 Contract?............     85
                                                Insurance And Administrative Charges...............     85
                                                Withdrawal Charge..................................     86
                                                Waiver Of Withdrawal Charges For Critical Care.....     87
                                                Contract Maintenance Charge........................     87
                                                Guaranteed Minimum Income Benefit Charge...........     87
                                                Income Appreciator Benefit Charge..................     88
                                                Earnings Appreciator Benefit Charge................     88
                                                Taxes Attributable To Premium......................     89
                                                Transfer Fee.......................................     89
                                                Company Taxes......................................     89
                                                Underlying Mutual Fund Fees........................     89
                                           Section 9: How Can I Access My Money?...................     90
                                                Withdrawals During The Accumulation Phase..........     90
                                                Automated Withdrawals..............................     90
                                                Suspension Of Payments Or Transfers................     90
                                           Section 10: What Are The Tax Considerations Associated
                                             With The Strategic Partners Annuity One 3 Contract?...     92
                                                Contracts Owned By Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans)....................     92
                                                Contracts Held By Tax-Favored Plans................     95
                                           Section 11: Other Information...........................     99
                                                Pruco Life Insurance Company.......................     99
                                                The Separate Account...............................     99
                                                Sale And Distribution Of The Contract..............     99
                                                Litigation.........................................    100
                                                Assignment.........................................    101
                                                Financial Statements...............................    101
                                                Statement Of Additional Information................    101
                                                Householding.......................................    101
                                                Market Value Adjustment Formula....................    102
                                           Appendix A..............................................    105
                                                Accumulation Unit Values...........................    105
                                           Appendix B..............................................    116
                                                Selecting The Variable Annuity That's Right For
                                                  You..............................................    116

 4
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PART I SUMMARY
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STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS

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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
GLOSSARY
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WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS
POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.

ADJUSTED PURCHASE PAYMENT

Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.

ANNUAL INCOME AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up. Under the Spousal Lifetime Five Income Benefit, the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

 6
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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.

CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

DAILY VALUE

For purposes of the Highest Daily Value Death Benefit, which we describe below, the contract value as of the end of each business day. The Daily Value on the contract date is equal to your purchase payment.

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit, or Highest Daily Value Death Benefit, is available for an additional charge. See Section 4, "What Is The Death Benefit?"

DEATH BENEFIT TARGET DATE

With respect to the Highest Daily Value Death Benefit, the later of the contract anniversary on or after the 80th birthday of the current contract owner, the older of either joint owner or (if owned by an entity) the annuitant, or five years after the contract date.

DESIGNATED LIFE

For purposes of the Spousal Lifetime Five Income Benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the Spousal Lifetime Five Income Benefit and at the first death of one of them.

DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

EXCESS INCOME/EXCESS WITHDRAWAL

Under the Spousal Lifetime Five Income Benefit and Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.

FIXED INTEREST RATE OPTIONS

Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

                                                                               7
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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
GLOSSARY CONTINUED
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GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEE PERIOD

A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value. The GMDB is a different death benefit than the Highest Daily Value Death Benefit, which we describe below.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-up value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced by the effect of withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

     The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

GMIB RESET

You may elect to "step-up" or "reset" your GMIB protected value if your contract value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current contract value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

GMIB ROLL-UP

We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual

 8
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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

HIGHEST DAILY VALUE DEATH BENEFIT

An optional death benefit available for an additional charge that can provide a death benefit that exceeds the contract value on the date of death. The amount of the death benefit is determined with reference to the Highest Daily Value, as defined below.

HIGHEST DAILY VALUE

An amount equal to the highest of all previous "Daily Values" less proportional withdrawals since such date and plus any purchase payments since such date.

INCOME APPRECIATOR BENEFIT (IAB)

An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

IAB AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

A series of payments consisting of a portion of your contract value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

IAB CREDIT

An amount we add to your contract value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners -- see "Spousal Lifetime Five Income Benefit."

MARKET VALUE ADJUSTMENT

An adjustment to your contract value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

MARKET VALUE ADJUSTMENT OPTION

This investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
GLOSSARY CONTINUED
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PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

PROTECTED WITHDRAWAL VALUE

Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances. Under the Spousal Lifetime Five Income Benefit, Protected Withdrawal Value refers to a value that is used to determine the Annual Income Amount. The initial Protected Withdrawal Value is equal to the greatest of three specified amounts. (See "Initial Protected Withdrawal Value" within the section describing the Spousal Lifetime Five Income Benefit.)

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
(888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

SPOUSAL LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Annuity One 3 variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY?

The Strategic Partners Annuity One 3 variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   There are two basic versions of the Strategic Partners Annuity One 3 variable annuity.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,

- may provide lower interest rates for fixed interest rate options and the market value adjustment option than the Contract Without Credit, and

- may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,

- may provide higher interest rates for fixed interest rate options and the market value adjustment option than the Contract With Credit, and

- may provide more available market value adjustment guarantee periods than the Contract With Credit.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

   The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

   You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11 CONTINUED
--------------------------------------------------------------------------------

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

   If you change your mind about owning Strategic Partners Annuity One 3, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   You may also allocate your money to fixed interest rate options or in a market value adjustment option.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"

   The Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit (discussed in Section 5) and the Income Appreciator Benefit (discussed in
Section 6) each may provide an additional amount upon which your annuity payments are based.

SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner or first-to-die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit (GMDB), or Highest Daily Value Death Benefit.

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value;"

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value;" or

-  the greater of the GMDB step-up value and GMDB roll-up value.

   The Highest Daily Value Death Benefit provides a death benefit equal to the greater of the base death benefit or the highest daily value less proportional withdrawals.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, are met.

   For an additional fee, you may also choose, if it is available in your contract, the Earnings Appreciator

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

supplemental death benefit, which provides a benefit payment upon the death of the sole owner, or first to die of the owner or joint owner, during the accumulation phase.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

   In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the contract value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.

SECTION 6
WHAT IS THE INCOME APPRECIATOR BENEFIT?

The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.

SECTION 7
HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.

   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

SECTION 8
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $75,000. This charge is currently equal to the lesser of $35 or 2% of your contract value. We do not impose the contract maintenance charge if your contract value is $75,000 or more. We may impose lesser charges in certain states.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11 CONTINUED
--------------------------------------------------------------------------------

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    --  1.40% if you choose the base death benefit,

    -- 1.65% if you choose the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.25% in addition to the base death benefit charge),

    -- 1.75% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge),

    -- 1.90% if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge),

    -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit, or

    -- 0.75% if you choose the Spousal Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.

- We impose an additional insurance and administrative charge of 0.10% annually for the Contract With Credit.

- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value. (In some states this fee may be lower.)

- We will deduct an additional charge if you choose the Income Appreciator Benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your contract value.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.

- There are also expenses associated with the mutual funds. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.

- If you withdraw money (or you begin the income phase) less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

SECTION 9
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase pay-

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

ment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

   Under the Market Value Adjustment Option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.

   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money. We also offer a Spousal Lifetime Five Income Benefit. You also may access your Income Appreciator Benefit through withdrawals.

SECTION 10
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age
59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth
IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age
59 1/2.

SECTION 11
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

RISK FACTORS

There are various risks associated with an investment in the Market Value Adjustment Option that we summarize below.

   ISSUER RISK. The Market Value Adjustment Option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life, and thus backed by the financial strength of that company. If Pruco Life were to experience significant financial adversity, it is possible that Pruco Life's ability to pay interest and principal under the Market Value Adjustment Option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.

   RISKS RELATED TO CHANGING INTEREST RATES. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life holds to support the Market Value Adjustment Option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.

   RISKS RELATED TO THE WITHDRAWAL CHARGE. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS ANNUITY ONE 3. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                      CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE(1)
-------------------------------------------
 NUMBER OF CONTRACT     CONTRACT   CONTRACT
 ANNIVERSARIES SINCE      WITH     WITHOUT
  PURCHASE PAYMENT       CREDIT     CREDIT
 -------------------    --------   --------
          0                8%         7%
          1                8%         6%
          2                8%         5%
          3                8%         4%
          4                7%         3%
          5                6%         2%
          6                5%         1%
          7                0%         0%

MAXIMUM TRANSFER FEE
--------------------------------------------------------------
         Each transfer after 12(2)                     $30.00

CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN
STATES/JURISDICTIONS
--------------------------------------------------------------
                                  Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8. In certain states reduced withdrawal charges may apply under the Contract with Credit. Your contract contains the applicable charges.

2: Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES

MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE
  UPON FULL WITHDRAWAL(3)                                      $60.00
----------------------------------------------------------------------------------
INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED
BENEFITS
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE
       INVESTMENT OPTIONS:

                                                              CONTRACT    CONTRACT
                                                                WITH      WITHOUT
                                                               CREDIT      CREDIT
                                                              --------    --------
        Base Death Benefit                                     1.50%       1.40%
        Base Death Benefit with Lifetime Five Income Benefit   2.10%       2.00%
        Base Death Benefit with Spousal Lifetime Five Income
        Benefit                                                2.25%       2.15%
        Guaranteed Minimum Death Benefit Option--Roll-Up or
        Step-Up                                                1.75%       1.65%
        Guaranteed Minimum Death Benefit Option--Roll-Up or
        Step-Up with Lifetime Five Income Benefit              2.35%       2.25%
        Guaranteed Minimum Death Benefit Option--Greater of
        Roll-Up or Step-Up                                     1.85%       1.75%
        Guaranteed Minimum Death Benefit Option--Greater of
         Roll-Up or Step-Up with Lifetime Five
           Income Benefit                                      2.45%       2.35%
        Highest Daily Value Death Benefit                      2.00%       1.90%
        Highest Daily Value Death Benefit with Lifetime Five
        Income Benefit                                         2.60%       2.50%
ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(4) (FOR CONTRACTS SOLD ON OR
  AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE       0.50%
ANNUAL INCOME APPRECIATOR BENEFIT CHARGE AND CHARGE UPON
  CERTAIN WITHDRAWALS(5)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                     0.25%
ANNUAL EARNINGS APPRECIATOR BENEFIT CHARGE AND CHARGE UPON
  CERTAIN TRANSACTIONS(6)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                     0.30%

3: Currently, we waive this fee if your contract value is greater than or equal to $75,000. If your contract value is less than $75,000, we currently charge the lesser of $35 or 2% of your contract value. This is a single fee that we assess
(a) annually or (b) upon full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so. This charge may be lower in certain states.

4: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. In some states this charge is 0.30%, see your contract for details. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. The reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in contract value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

5: We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your contract value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

6: We impose this charge only if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value. Although the charge may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable earnings appreciator charge. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Annuity One 3 contract, and may vary from year to year.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Underlying Mutual Fund Operating Expenses*        0.38%     1.67%

* See "Summary of Contract Expenses" -- Underlying Mutual Fund Portfolio Annual
Expenses for more detail on the expenses of the underlying mutual funds.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND (2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%            None             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%            None             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%            None             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%            None             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%            None             0.38%
         Prudential Value Portfolio                             0.40%            0.03%            None             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%            None             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%            None             1.00%
         SP Balanced Asset Allocation Portfolio(5, 6)           0.76%            0.09%            None             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%            None             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%            None             0.82%
         SP Growth Asset Allocation Portfolio(5, 6)             0.81%            0.10%            None             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%            None             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%            None             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%            None             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%            None             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%            None             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%            None             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%            None             1.05%
         SP Small Cap Value Portfolio
           (formerly SP Goldman Sachs Small Cap Value
           Portfolio)(7)                                        0.90%            0.07%            None             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%            None             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%            None             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%            None             0.98%
AMERICAN SKANDIA TRUST(2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%            None             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%            None             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%            None             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%            None             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%            None             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%            None             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%            None             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%            None             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%            None             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%            None             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%            None             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%            None             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%            None             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%            None             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%            None             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%            None             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%            None             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%            None             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%            None             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%            None             1.18%
         AST High Yield Portfolio
           (formerly, AST Goldman Sachs High Yield
           Portfolio)(12)                                       0.75%            0.19%            None             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%            None             1.07%
         AST Large-Cap Value Portfolio
           (formerly AST Hotchkis and Wiley Large-Cap Value
           Portfolio)(13, 14, 15)                               0.75%            0.16%            None             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%            None             0.97%
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%            None             1.03%

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST MFS Global Equity Portfolio                        1.00%            0.26%            None             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%            None             1.08%
         AST Mid Cap Value Portfolio
           (formerly, AST Gabelli All-Cap Value
           Portfolio)(16)                                       0.95%            0.22%            None             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%            None             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%            None             1.03%
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%            None             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%            None             1.27%
         AST Small-Cap Value Portfolio(13, 17)                  0.90%            0.17%            None             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%            None             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%            None             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%            None             1.08%
GARTMORE VARIABLE INSURANCE TRUST
  ----------------------------------------------------------
         GVIT Developing Markets Fund (18, 19)                  1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
  ----------------------------------------------------------
         Large Cap Growth Portfolio None Service Shares(19)     0.64%            0.02%           0.25%             0.91%

1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."

2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.

3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.

4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.

5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.

6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.

7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."

8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."

9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.

10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.

11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.

12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."

13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.

14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."

15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.

16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."

17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.

18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.

19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1A: Contract With Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit;

-  You choose the Highest Daily Value Death Benefit;

- You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after January 20, 2004, or upon subsequent state approval);

-  You choose the Earnings Appreciator Benefit;

-  You choose the Income Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

EXAMPLE 1b: Contract With Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 2b: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit;

-  You do not choose any optional insurance benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 3b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

EXAMPLE 4a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 4b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Examples 1a, 2a,
3a and 4a) are assessed in
connection with some annuity
options, but not others.

The values shown in the 10 year
column are the same for Example 4a
and 4b, the same for Example 3a and
3b, the same for Example 2a and 2b,
and the same for Example 1a and 1b.
This is because if 10 years have
elapsed since your last purchase
payment, we would no longer deduct
withdrawal charges when you make a
withdrawal. The indicated examples
reflect the maximum withdrawal
charges, but in certain states
reduced withdrawal charges may
apply for certain ages.

The examples use an average
contract maintenance charge, which
we calculated based on our estimate
of the total contract fees we
expect to collect in 2006. Your
actual fees will vary based on the
amount of your contract and your
specific allocation among the
investment options.

Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

A table of accumulation unit values
appears in Appendix A to this
prospectus.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

CONTRACT WITH CREDIT: HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED MINIMUM
INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 1a:                             EXAMPLE 1b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,279    $2,332    $3,290    $5,254    $527    $1,580    $2,632    $5,254

CONTRACT WITHOUT CREDIT: HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED
MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR
BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 2a:                             EXAMPLE 2b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,127    $1,942    $2,757    $4,977    $497    $1,492    $2,487    $4,977

CONTRACT WITH CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 3a:                         EXAMPLE 3b:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
    -----------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
    $1,121   $1,875   $2,557   $3,943   $369    $1,123    $1,899    $3,943

CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 4a:                         EXAMPLE 4b:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
    -----------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
      $975   $1,501   $2,049   $3,703   $345    $1,051    $1,779    $3,703

PART II SECTIONS 1-11
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS

                       This page intentionally left blank

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.

   There are two basic versions of Strategic Partners Annuity One 3 variable annuity.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,

- may provide a lower interest rate for fixed interest rate options and the Market Value Adjustment Option than the Contract Without Credit, and

- may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,

- may provide a higher interest rate for fixed interest rate options and the Market Value Adjustment Option than the Contract With Credit, and

- may provide more market value adjustment guarantee periods than the Contract With Credit.

   Unless we state otherwise, when we use the word contract, it applies to both versions.

   In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Annuity One 3 if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

   Strategic Partners Annuity One 3 is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the

        1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY? CONTINUED
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Strategic Partners Annuity One 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:

- Your full purchase payment, less any applicable federal and state income tax withholding; or

- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment. We impose neither a withdrawal charge nor any market value adjustment if you cancel your contract under this provision.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.

   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.

   Under the manager-of-managers approach, PI has the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

marketing material discussing the contract and the available options.

   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

 30
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          AllianceBernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   Alliance Bernstein Large-Cap Growth Portfolio): seeks          Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   of the value of its net assets in mid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                                GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long- term growth of capital in a manner         Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

FIXED INTEREST RATE OPTIONS

We offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).

   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.

   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

DOLLAR COST AVERAGING FIXED RATE OPTION

You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option. Transfers to the one-year fixed interest rate option will remain in the general account.

   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options, or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

MARKET VALUE ADJUSTMENT OPTION

Under the Market Value Adjustment Option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by applicable state law with respect to any guarantee period. We may offer fewer available guarantee periods in Contracts With Credit than in Contracts Without Credit. This option is not available for contracts issued in some states. Please see your contract. The Market Value Adjustment Option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.

   IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.

   You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.

   We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period, (e) payment of a death benefit, or (f) the date the amount is withdrawn.

   During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:

(a) withdraw or transfer the value of the guarantee period,

(b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or

(c) apply the value in the guarantee period to the annuity or settlement option of your choice.

If we do not receive instructions from you concerning the disposition of the contract value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

   During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.

   Under the Market Value Adjustment Option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

   Payments allocated to the Market Value Adjustment Option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life.

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MARKET VALUE ADJUSTMENT

When you allocate a purchase payment or transfer contract value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your contract value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

   For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining contract value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

   Other things you should know about the market value adjustment include the following:

- We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.

- A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.

- In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the contract value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above. The laws of certain states may prohibit us from imposing a market value adjustment on the annuity date.

   YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFIT IN YOUR GUARANTEE PERIOD DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.

TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your contract value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer contract value into the Market Value Adjustment Option at any time, provided it is at least $1,000.

   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

after the close of the business day will take effect at the end of the next business day.

   With regard to the Market Value Adjustment Option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.

   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a

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   portion of that amount into another variable investment option, then upon the
   Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

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   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS

Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

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VOTING RIGHTS

We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date).

   Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

   The Strategic Partners Annuity One 3 variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

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OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

TAX CONSIDERATIONS

If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.

GUARANTEED MINIMUM INCOME BENEFIT

   The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced by the effect of withdrawals.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 75 or younger in order for you to elect the Guaranteed Minimum Income Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value described below. In some states this fee may be lower.

- Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.

- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS MINIMUM DISTRIBUTION REQUIREMENTS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD. SEE "MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION" IN SECTION 10 FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.

   Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the

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income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

GMIB ROLL-UP

The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the contract value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).

   Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:

- the contract anniversary coinciding with or next following the annuitant's 80th birthday,

-  the 7th contract anniversary, or

-  7 years from the most recent GMIB reset (as described below).

   However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

EFFECT OF WITHDRAWALS

In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the contract value after the withdrawal by the contract value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

   The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).

- The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the contract value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

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-  The GMIB protected value is first reduced by the Remaining Limit (from
   $241,941.95 to $239,441.95).

-  The result is then further reduced by the ratio of A to B, where:

   - A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).

   - B is the contract value less the Remaining Limit ($220,000 - $2,500, or $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.

   - The GMIB 200% cap is reduced by the sum of all reductions above ($490,000-$2,500-$8,256.62, or $479,243.38).

- The Remaining Limit is set to zero (0) for the balance of the first contract year.

EXAMPLE 3. DOLLAR-FOR-DOLLAR LIMIT IN SECOND CONTRACT YEAR

A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).

- The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

GMIB RESET FEATURE

You may elect to "reset" your GMIB protected value to equal your current contract value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value -- that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges -- as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS

We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

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GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 95 (age 92 for contracts used as a funding vehicle for IRAs).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

TERMINATING THE GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your contract value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

   Upon termination of the GMIB, we will deduct the charge from your contract value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of

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the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
   (a) four years, for life annuities under the GMIB sold in contracts on or after January 20, 2004, or upon subsequent state approval or (b) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity

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contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

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PART II     STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS     SECTIONS 1-11

THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT

If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Benefit. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal Continuance Benefit.

   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on contract value held within the market value adjustment option when a death benefit is paid.

2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or, (i) if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value or (ii) if you have chosen the Highest Daily Value Death Benefit, a death benefit equal to the highest daily value (computed as described below in this section).

GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. You cannot elect a GMDB option if you choose the Highest Daily Value Death Benefit.

   The GMDB protected value option can be equal to the:

-  GMDB roll-up,

-  GMDB step-up, or

-  Greater of the GMDB roll-up and the GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 5% starting on the date that each invested purchase payment is made. The GMDB roll-up value will increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the later of:

- the contract anniversary coinciding with or next following the sole owner's or older owner's 80th birthday, or

-  the 5th contract anniversary.

However, the GMDB protected value will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 5% of

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GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 5%.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 3% of all invested purchase payments, starting on the date that each invested purchase payment is made. We will increase the GMDB roll-up by subsequent invested purchase payments and reduce it by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the 5th contract anniversary. However we will continue to reduce the GMDB protected value by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 3% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 3%.

GMDB STEP-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the contract value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

   We stop increasing the GMDB step-up by any appreciation in the contract value on the later of:

- the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or

-  the 5th contract anniversary.

However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the contract value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Benefit are met, then the contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Benefit must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.

   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

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   Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

SPECIAL RULES IF JOINT OWNERS

If the contract has an owner and a joint owner and they are spouses at the time that one dies, the Spousal Continuance Benefit may apply. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end. Joint ownership may not be allowed in your state.

HIGHEST DAILY VALUE DEATH BENEFIT

The Highest Daily Value Death Benefit (HDV) is a feature under which the death benefit may be "stepped-up" on a daily basis to reflect increasing contract value. HDV is currently being offered in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved. The HDV is not available if you elect the Guaranteed Minimum Death Benefit. Currently, HDV can only be elected at the time you purchase your contract. Please note that you may not terminate the HDV death benefit once elected. Moreover, because this benefit may not be terminated once elected, you must, as detailed below, keep your contract value allocated to certain Prudential Series Fund asset allocation portfolios.

   Under HDV, the amount of the benefit depends on whether the "target date" is reached. The target date is reached upon the later of the contract anniversary coinciding with or next following the elder owner's (or annuitant's, if entity owned) 80th birthday or five years after the contract date. Prior to the target date, the death benefit amount is increased on any business day if the contract value on that day exceeds the most recently determined death benefit amount under this option. These possible daily adjustments cease on and after the target date, and instead adjustments are made only for purchase payments and withdrawals.

IF THE CONTRACT HAS ONE CONTRACT OWNER, the contract owner must be age 79 or less at the time the HDV is elected. If the contract has joint owners, the older owner must be age 79 or less. If there are joint owners, death of the owner refers to the first to die of the joint owners. If the contract is owned by an entity, the annuitant must be age 79 or less, and death of the contract owner refers to the death of the annuitant.

   Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.

   The HDV death benefit depends on whether death occurs before or after the Death Benefit Target Date.

IF THE CONTRACT OWNER DIES BEFORE THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

-  the HDV as of the contract owner's date of death.

IF THE CONTRACT OWNER DIES ON OR AFTER THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

- the HDV on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the contract owner's date of death and decreased by any proportional withdrawals since such date.

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CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT

EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION

The following are examples of how the HDV death benefit is calculated. Each example assumes an initial purchase payment of $50,000. Each example assumes that there is one contract owner who is age 70 on the contract date.

EXAMPLE WITH MARKET INCREASE AND DEATH BEFORE DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the contract value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the contract owner has died before the Death Benefit Target Date. The death benefit is equal to the greater of HDV or the base death benefit. The death benefit would be the Highest Daily Value ($90,000) because it is greater than the amount that would have been payable under the base death benefit ($75,000).

EXAMPLE WITH WITHDRAWALS

Assume that the contract value has been increasing due to positive market performance and the contract owner made a withdrawal of $15,000 in contract year 7 when the contract value was $75,000. On the date we receive due proof of death, the contract value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth contract year. Assume as well that the contract owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the base death benefit.

Highest Daily Value = $90,000 - [$90,000 X $15,000/$75,000]

                     = $90,000 - $18,000

                     = $72,000

Base Death Benefit = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]

                     = max [$80,000, $40,000]

                     = $80,000

                     The death benefit therefore is $80,000.

EXAMPLE WITH DEATH AFTER DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the contract owner dies after the Death Benefit Target Date, when the contract value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the contract owner made a purchase payment of $15,000 and later had taken a withdrawal of $5,000 when the contract value was $70,000. The death benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the base death benefit.

Highest Daily Value = $80,000 + $15,000 - [($80,000 + $15,000) X $5,000/$70,000]

                     = $80,000 + $15,000 - $6,786

                     = $88,214

Base Death Benefit = max [$75,000, ($50,000 + $15,000) - [($50,000 + $15,000) X
$5,000/$70,000]]

                     = max [$75,000, $60,357]

                     = $75,000

                     The death benefit therefore is $88,214.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

  CHOICE 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

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  CHOICE 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.

      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

  Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the last to survive of the owner or joint owner.

      If the owner and joint owner are not spouses, any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit (EAB) is an optional, supplemental death benefit that provides a benefit payment upon the death of the sole owner or first-to-die of the owner or joint owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state.

   The Earnings Appreciator Benefit is designed to provide a beneficiary with additional funds when we pay a death benefit in order to defray the impact taxes may have on that payment. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Earnings Appreciator Benefit.

   If you want the Earnings Appreciator Benefit, you generally must elect it at the time you apply for the contract. If you elect the Earnings Appreciator Benefit, you may not later revoke it. You may, if you wish, select both the Earnings Appreciator Benefit and the Highest Daily Value Death Benefit.

   Upon our receipt of proof of death in good order, we will determine an Earnings Appreciator Benefit by multiplying the Earnings Appreciator Benefit percentage below by the lesser of: (i) the then-existing amount of earnings under the contract, or (ii) an amount equal to 3 times the sum of all purchase payments previously made under the contract.

   For purposes of computing earnings and purchase payments under the Earnings Appreciator Benefit, we calculate earnings as the difference between the contract value and the sum of all purchase payments. Withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis.

   EAB percentages are as follows:

-  40% if the owner is age 70 or younger on the date the application is signed.

- 25% if the owner is between ages 71 and 75 on the date the application is signed.

- 15% if the owner is between ages 76 and 79 on the date the application is signed.

   If the contract is owned jointly, the age of the older of the owner or joint owner determines the EAB percentage.

   If the surviving spouse is continuing the contract in accordance with the Spousal Continuance Benefit (See "Spousal Continuance Benefit" below), the following conditions apply:

- In calculating the Earnings Appreciator Benefit, we will use the age of the surviving spouse at the time

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PART II   STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS   SECTIONS 1-11

   that the Spousal Continuance Benefit is activated to determine the applicable EAB percentage.

- We will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with this benefit) if he or she is age 80 or older on the date that the Spousal Continuance Benefit is activated.

- If the Earnings Appreciator Benefit is continued, we will calculate any applicable Earnings Appreciator Benefit payable upon the surviving spouse's death by treating the contract value (as adjusted under the terms of the Spousal Continuance Benefit) as the first purchase payment.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract,

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

-  the date the contract terminates, or

-  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This benefit is available if, on the date we receive proof of the owner's death in good order, (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract. In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death. Assuming the above conditions are present, the surviving spouse can elect the Spousal Continuance Benefit, but must do so no later than 60 days after furnishing proof of the owner's death in good order.

   Upon activation of the Spousal Continuance Benefit, the contract value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This contract value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted contract value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

   Under the Spousal Continuance Benefit, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Benefit. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, contract value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

   IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Benefit, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the sum of all invested purchase payments (adjusted for withdrawals),

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB ROLL-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB roll-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB STEP-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GREATER OF THE GMDB ROLL-UP AND GMDB STEP-UP, we will adjust the contract value to equal the greatest of:

-  the contract value,

-  the GMDB roll-up, or

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-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE HIGHEST DAILY VALUE DEATH BENEFIT, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the Highest Daily Value,

plus the amount of any applicable Earnings Appreciator Benefit.

   After we have made the adjustment to contract value set out immediately above, we will continue to compute the GMDB roll-up and the GMDB step-up, or HDV death benefit (as applicable), under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.

   If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit or Highest Daily Value Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.

   IF YOU ELECTED THE LIFETIME FIVE INCOME BENEFIT, on the owner's death, the Lifetime Five Income Benefit will end. However, if the owner's surviving spouse would be eligible to acquire the Lifetime Five Income Benefit as if he/she were a new purchaser, then the surviving spouse may elect the Lifetime Five Income Benefit under the Spousal Continuance Benefit. The surviving spouse (or new annuitant designated by the surviving spouse) must be at least 45 years of age at the time of election.

   IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Benefit. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following: (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the contract anniversary coinciding with or next following the annuitant's 95th birthday), or
(c) the contract anniversary coinciding with or next following the annuitants' surviving spouse's 95th birthday.

   If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated,

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the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the contract value.

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        5:

WHAT IS THE LIFETIME FIVE

        INCOME BENEFIT?
--------------------------------------------------------------------------------

LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit or Income Appreciator Benefit.

- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio, and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.

PROTECTED WITHDRAWAL VALUE

The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With

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respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments for the Contract With Credit.

- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.

   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.

   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.

   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in

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excess of that amount until the Protected Withdrawal Value is reduced to zero.
At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

   Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.

   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484

(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 =
   $93

-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.

- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal

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   X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623

-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503

-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1,2010, then the following values would result:

-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000

- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000. If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.

- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.

BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If

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   you do not make an election, we will pay you annually under the Life Income
   Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

ELECTION OF LIFETIME FIVE

Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and

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restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit or elect the Spousal Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS/ARRANGEMENTS

If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

SPOUSAL LIFETIME FIVE INCOME BENEFIT

The Spousal Lifetime Five Income Benefit (Spousal Lifetime Five) described below is only being offered in those jurisdictions where we have received regulatory

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approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there will be a restriction on your ability to re-elect Spousal Lifetime Five and Lifetime Five. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit. Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your contract value in accordance with the then permitted and available option(s).

   We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the contract value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

INITIAL PROTECTED WITHDRAWAL VALUE

The initial Protected Withdrawal Value is used to determine the amount of the initial annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Spousal Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With respect to (A) and
(C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments.

- If you elect Spousal Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Spousal Lifetime Five Benefit, the contract value on the date of your election of Spousal Lifetime Five will be used to determine the initial Protected Withdrawal Value.

ANNUAL INCOME AMOUNT UNDER THE SPOUSAL LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any

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such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.

   You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your contract value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 3rd anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 3rd anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.

   Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

   If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Lifetime Five Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely

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hypothetical, and do not reflect the charge for the Spousal Lifetime Income Five
Benefit.

   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484

(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first Annuity Anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250 Annual Income Amount for future contract years remains at $13,250

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93

-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT

If a step-up of the Annual Income Amount is requested on February 1, 2010, the request will be accepted because 5% of the contract value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

BENEFITS UNDER SPOUSAL LIFETIME FIVE

- To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your contract value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further purchase payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

   1. apply your contract value to any annuity option available; or

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will

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      make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

   We must receive your request in a form acceptable to us at our office.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and

   2. the contract value.

- If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Spousal Lifetime Five. Spousal Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

- You must allocate your contract value in accordance with the then available option(s) that we may permit in order to elect and maintain Spousal Lifetime Five.

- There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.

- In order for the surviving Designated Life to continue Spousal Lifetime Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the spousal continuation benefit.

ELECTION OF AND DESIGNATIONS OF SPOUSAL LIFETIME FIVE

Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:

- One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each must be at least 55 years old at the time of election; or

- Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.

No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the

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contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.

   Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your contract value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.

   Currently, if you terminate Spousal Lifetime Five, you will only be permitted to re-elect the benefit or elect the Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

   We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.

TERMINATION OF SPOUSAL LIFETIME FIVE

Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

   The charge for Spousal Lifetime Five will no longer be deducted from your contract value upon termination of the benefit.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS/ARRANGEMENTS

If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

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        6:

WHAT IS THE

        INCOME APPRECIATOR BENEFIT?
--------------------------------------------------------------------------------

INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

   If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.

- The annuitant must be 75 or younger in order for you to elect the Income Appreciator Benefit.

- If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your contract value. See "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" in Section 8.

ACTIVATION OF THE INCOME APPRECIATOR BENEFIT

YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

   Once activated, you can receive the Income Appreciator Benefit:
-  IAB OPTION 1 - at annuitization as part of an annuity payment;

- IAB OPTION 2 - during the accumulation phase through the IAB automatic withdrawal payment program; or

- IAB OPTION 3 - during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.

   Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

   IF YOU DO NOT ACTIVATE THE BENEFIT PRIOR TO THE MAXIMUM ANNUITIZATION AGE YOU MAY LOSE ALL OR PART OF THE IAB.

CALCULATION OF THE INCOME APPRECIATOR BENEFIT

We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:

- earnings are calculated as the difference between the contract value and the sum of all purchase payments;

- earnings do not include (1) any amount added to the contract value as a result of the Spousal Continuance Benefit, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;

- withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;

- the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

   NUMBER OF YEARS         INCOME
 INCOME APPRECIATOR     APPRECIATOR
       BENEFIT            BENEFIT
  HAS BEEN IN FORCE      PERCENTAGE
 ------------------     -----------
         0-6                 0%
         7-9                15%
        10-14               20%
         15+                25%

IAB OPTION 1 -- INCOME APPRECIATOR BENEFIT AT ANNUITIZATION

Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity

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WHAT IS THE INCOME APPRECIATOR BENEFIT? CONTINUED

--------------------------------------------------------------------------------

date and add it to the adjusted contract value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

   UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

EFFECT OF INCOME APPRECIATOR BENEFIT ON GUARANTEED MINIMUM INCOME BENEFIT

If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

1. the adjusted contract value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

   If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

TERMINATING THE INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract;

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit;

- the date the Income Appreciator Benefit amount is reduced to zero (generally ten years after activation) under IAB Options 2 and 3;

-  the date of annuitization; or

-  the date the contract terminates.

   Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

   IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

IAB OPTION 2 -- INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your contract value, in which case each combined payment must be at least $100.

   The maximum automated withdrawal payment amount that you may receive from your contract value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

10% of the contract value as of the date you activate the Income Appreciator Benefit.

   Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in contract value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

   After the ten-year payment period has ended, if the remaining contract value is $2,000 or more, the contract will continue. If the remaining contract value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining contract value and the contract will terminate. If the contract value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

DISCONTINUING THE INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM UNDER IAB OPTION 2

You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the contract value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the contract value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

   You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the contract value in a lump sum before determining the adjusted contract value. The adjusted contract value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

IAB OPTION 3 -- INCOME APPRECIATOR BENEFIT CREDIT TO CONTRACT VALUE

Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your contract value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in contract value due to the investment performance of any allocation option.

   Before we add the last Income Appreciator Benefit credit to your contract value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the contract value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

   You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

EXCESS WITHDRAWALS

During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your contract value in a contract year that exceeds the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Apprecia-

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WHAT IS THE INCOME APPRECIATOR BENEFIT? CONTINUED

--------------------------------------------------------------------------------

tor Benefit was activated that have not been previously withdrawn.

   We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

   Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

EFFECT OF TOTAL WITHDRAWAL ON INCOME APPRECIATOR BENEFIT

We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        7:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        ANNUITY ONE 3 CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers. (You may not make additional purchase payments if you purchase a contract issued in Massachusetts, or if you purchase a Contract With Credit issued in Pennsylvania.)

   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:

-  the owner,

-  the joint owner,

-  the annuitant, or

-  the co-annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 and, allocations to the market value adjustment option must be no less than $1,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.

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        7:

HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT? CONTINUED
--------------------------------------------------------------------------------

   The bonus credit that we pay with respect to any purchase payment depends on
(i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and

- if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

   Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture the bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back any credit we applied within one year of the date of death.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option,

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        8:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ANNUITY ONE 3 CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, Highest Daily Value Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   The death benefit charge is equal to:

   -  1.40% on an annual basis if you choose the base death benefit,

   - 1.65% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option, (i.e., 0.25% in addition to the base death benefit charge),

   - 1.75% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge), or

   - 1.90% on an annual basis if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge).

   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the Contract With Credit.

   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. The 0.60% and 0.75% charges are in addition to the charge we impose for the applicable death benefit, and are

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        8:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT? CONTINUED
--------------------------------------------------------------------------------

deducted daily based on the contract value in the variable investment options. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn.

NUMBER OF CONTRACT
ANNIVERSARIES SINCE    CONTRACT WITH     CONTRACT WITHOUT
 THE DATE OF EACH    CREDIT WITHDRAWAL   CREDIT WITHDRAWAL
 PURCHASE PAYMENT         CHARGE              CHARGE
-------------------  -----------------   -----------------
        0                    8%                 7%
        1                    8%                 6%
        2                    8%                 5%
        3                    8%                 4%
        4                    7%                 3%
        5                    6%                 2%
        6                    5%                 1%
        7                    0%                 0%

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If a withdrawal or transfer is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount, including the withdrawal charge. We will then apply a withdrawal charge to the adjusted amount.

   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

   Withdrawal charges will never be greater than permitted by applicable law.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges and any market value adjustment upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS

If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $75,000, we will deduct the lesser of $35 or 2% of your contract value, for administrative expenses (this fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's investment options. This same charge will also be deducted when you surrender your contract if your contract value is less than $75,000.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary,

-  when you begin the income phase of the contract,

-  upon a full withdrawal, and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, the fixed interest rate options, and the market value adjustment option. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

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        8:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT? CONTINUED
--------------------------------------------------------------------------------

   THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

INCOME APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your contract value. The Income Appreciator Benefit charge is calculated:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,

   -  upon a full withdrawal, and

   - upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

   We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

   The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your contract value under IAB Option 3 increase the contract value, and because the IAB fee is a percentage of your contract value, the IAB fee may increase as a consequence of those additions.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

   We calculate the charge on each of the following events:

   -  each contract anniversary,

   -  on the annuity date,

   - upon death of the sole or first to die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date that the Earnings Appreciator Benefit charge was last calculated.

   Although the Earnings Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,

   -  upon a full withdrawal, and

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option (including each guarantee period) in the same proportion that the amount allocated to the investment option bears to the total contract value. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated.

COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES

When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        9:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your contract value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the contract value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        10:

WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ANNUITY ONE 3 CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Strategic Partners Annuity One 3 contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

   This contract may also be purchased as a non-qualified annuity by a 401(a) trust or custodial IRA or ROTH IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for 401(a) plans, IRAs or ROTH IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary.

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        10:


TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT CONTINUED
--------------------------------------------------------------------------------

Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.

   Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse)

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        10:


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         PARTNERS ANNUITY ONE 3 CONTRACT CONTINUED
--------------------------------------------------------------------------------

may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and

-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   Roth IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and

- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.

   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return, and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.

MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION

If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        10:


TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT CONTINUED
--------------------------------------------------------------------------------

   payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty).

   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 11.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        11:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.

   Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. Pruco's Life annual report for the year ended December 31, 2005, together with subsequent periodic reports that Pruco Life files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life is 811-07325. You may read and copy any filings made by Pruco Life with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.

THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        11:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------

firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.

   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

LITIGATION

Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The following is such a pending proceeding:

   Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life

--------------------------------------------------------------------------------
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Pruco Life plans to appeal the verdict.

   Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.

ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Annuity One 3 contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements

HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

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                                                                             101
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
MARKET VALUE
        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

MARKET VALUE ADJUSTMENT FORMULA

GENERAL FORMULA

The formula under which Pruco Life calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under the market value adjustment option is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
MVA). The MVA itself is calculated as follows:
                              1 + I
                  MVA = [(-------------) to the N/12 power] -1
                          1 + J + .0025

where:  I   =    the guaranteed credited interest rate
                 (annual effective) for the given
                 contract at the time of withdrawal or
                 annuitization or settlement.
        J   =    the current credited interest rate
                 offered on new money at the time of
                 withdrawal or annuitization or
                 settlement for a guarantee period of
                 equal length to the number of whole
                 years remaining in the Contract's
                 current guarantee period plus one
                 year.
        N   =    equals the remaining number of months
                 in the contract's current guarantee
                 period (rounded up) at the time of
                 withdrawal or annuitization or
                 settlement.

PENNSYLVANIA FORMULA

We use the same MVA formula with respect to contracts issued in Pennsylvania as the general formula, except that "J" in the formula above uses an interpolated rate as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

            m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

INDIANA FORMULA

We use the following MVA formula for contracts issued in Indiana:
                              1 + I
                   MVA = [(-----------) to the N/12 power] -1
                               1 + J

The variables I, J and N retain the same definitions as the general formula.

MARKET VALUE ADJUSTMENT EXAMPLE

(ALL STATES EXCEPT INDIANA AND PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

    The MVA factor calculation would be: [(1.06)/(1.05 + 0.0025)]to the (38/12) power -1 = 0.02274

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.02274 = $253.03

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $253.03 = $11,380.14

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

   The MVA factor calculation would be: [(1.06)/(1.07 + 0.0025)] to the (38/12) power -1 = -0.03644

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.03644) = -$405.47

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$405.47) = $10,721.64

MARKET VALUE ADJUSTMENT EXAMPLE

(PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.05] + [((365-61)/365) X 0.04] =
         0.0417

   The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the (38/12) power -1 = 0.04871

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.04871 = $542.00

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $542.00 = $11,669.11

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] =
         0.0717

   The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the (38/12) power -1 = -0.04126

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.04126) = -$459.10

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
MARKET VALUE ADJUSTMENT FORMULA CONTINUED
--------------------------------------------------------------------------------

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$459.10) = $10,668.01

MARKET VALUE ADJUSTMENT EXAMPLE

(INDIANA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

The MVA factor calculation would be: [(1.06)/(1.05)] to the (38/12) power -1 = 0.03047

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 x 0.03047 = $339.04

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $339.04 = $11,466.15

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

    The MVA factor calculation would be: [(1.06)/(1.07)] to the (38/12) power -1 = -0.02930

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.02930) = -$326.02

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$326.02) = $10,801.09

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

As we have indicated throughout this prospectus, the Strategic Partners Annuity One 3 Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES: (CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01724                 $ 1.24006                    2,381,401
         1/1/2004 to 12/31/2004                      $ 1.24006                 $ 1.34066                    4,524,803
         1/1/2005 to 12/31/2005                      $ 1.34066                 $ 1.51459                    4,956,862

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01834                 $ 1.25778                    1,368,678
         1/1/2004 to 12/31/2004                      $ 1.25778                 $ 1.36350                    2,684,031
         1/1/2005 to 12/31/2005                      $ 1.36350                 $ 1.49905                    4,101,155

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00588                 $ 1.28481                      805,296
         1/1/2004 to 12/31/2004                      $ 1.28481                 $ 1.38861                    1,508,350
         1/1/2005 to 12/31/2005                      $ 1.38861                 $ 1.58951                    1,710,458

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $  0.9997                 $ 0.99449                    2,049,651
         1/1/2004 to 12/31/2004                      $ 0.99449                 $ 0.99063                    2,305,599
         1/1/2005 to 12/31/2005                      $ 0.99063                 $ 1.00520                    2,461,350

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02199                 $ 1.22414                    3,356,056
         1/1/2004 to 12/31/2004                      $ 1.22414                 $ 1.33335                    6,275,540
         1/1/2005 to 12/31/2005                      $ 1.33335                 $ 1.37464                    7,333,743

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02526                 $ 1.22392                      900,360
         1/1/2004 to 12/31/2004                      $ 1.22392                 $ 1.40386                    2,404,499
         1/1/2005 to 12/31/2005                      $ 1.40386                 $ 1.61508                    3,335,527

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01313                 $ 1.27916                    1,545,924
         1/1/2004 to 12/31/2004                      $ 1.27916                 $ 1.44765                    4,414,881
         1/1/2005 to 12/31/2005                      $ 1.44765                 $ 1.57741                    5,640,314

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01134                 $ 1.22149                      436,202
         1/1/2004 to 12/31/2004                      $ 1.22149                 $ 1.34749                      936,271
         1/1/2005 to 4/29/2005                       $ 1.34749                 $ 1.24414                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01232                 $ 1.19626                      301,134
         1/1/2004 to 12/31/2004                      $ 1.19626                 $ 1.28343                      837,364
         1/1/2005 to 12/31/2005                      $ 1.28343                 $ 1.32432                      965,159



                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

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 106

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00979                 $ 1.19393                   12,267,993
         1/1/2004 to 12/31/2004                      $ 1.19393                 $ 1.30793                   26,018,065
         1/1/2005 to 12/31/2005                      $ 1.30793                 $ 1.38790                   33,510,409

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00745                 $ 1.13654                    7,810,706
         1/1/2004 to 12/31/2004                      $ 1.13654                 $ 1.22048                   20,504,877
         1/1/2005 to 12/31/2005                      $ 1.22048                 $ 1.27471                   24,154,580

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00887                 $ 1.24835                    3,564,458
         1/1/2004 to 12/31/2004                      $ 1.24835                 $ 1.38531                    6,407,256
         1/1/2005 to 12/31/2005                      $ 1.38531                 $ 1.49631                    6,823,589

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01135                 $ 1.23975                    7,383,151
         1/1/2004 to 12/31/2004                      $ 1.23975                 $ 1.38211                   19,325,934
         1/1/2005 to 12/31/2005                      $ 1.38211                 $ 1.48911                   23,285,380

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02725                 $ 1.21457                    1,098,747
         1/1/2004 to 12/31/2004                      $ 1.21457                 $ 1.41041                    1,973,944
         1/1/2005 to 12/31/2005                      $ 1.41041                 $ 1.48345                    2,568,911

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01281                 $ 1.23393                    1,148,393
         1/1/2004 to 12/31/2004                      $ 1.23393                 $ 1.40924                    2,233,253
         1/1/2005 to 12/31/2005                      $ 1.40924                 $ 1.58122                    2,606,065

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02112                 $ 1.20717                      455,643
         1/1/2004 to 12/31/2004                      $ 1.20717                 $ 1.33789                      972,645
         1/1/2005 to 4/29/2005                       $ 1.33789                 $ 1.25025                            0

SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00463                 $ 1.33928                      846,352
         1/1/2004 to 12/31/2004                      $ 1.33928                 $ 1.57888                    2,103,385
         1/1/2005 to 12/31/2005                      $ 1.57888                 $ 1.63898                    3,625,123

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00530                 $ 1.19841                    3,514,084
         1/1/2004 to 12/31/2004                      $ 1.19841                 $ 1.29196                    7,294,050
         1/1/2005 to 12/31/2005                      $ 1.29196                 $ 1.32558                    8,189,606



                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

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                                                                             107

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00076                 $ 1.04684                    9,081,987
         1/1/2004 to 12/31/2004                      $ 1.04684                 $ 1.08689                   15,192,943
         1/1/2005 to 12/31/2005                      $ 1.08689                 $ 1.09767                   17,074,503

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01864                 $ 1.36653                    1,350,535
         1/1/2004 to 12/31/2004                      $ 1.36653                 $ 1.63587                    2,782,102
         1/1/2005 to 12/31/2005                      $ 1.63587                 $ 1.90014                    3,759,244

SP SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01406                 $ 1.30191                      453,998
         1/1/2004 to 12/31/2004                      $ 1.30191                 $ 1.27212                    1,180,076
         1/1/2005 to 12/31/2005                      $ 1.27212                 $ 1.28565                    1,407,515

SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01511                 $ 1.29026                    2,793,324
         1/1/2004 to 12/31/2004                      $ 1.29026                 $ 1.53570                    6,372,012
         1/1/2005 to 12/31/2005                      $ 1.53570                 $ 1.58443                    7,198,239

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01518                 $ 1.19388                      620,221
         1/1/2004 to 12/31/2004                      $ 1.19388                 $ 1.30209                      976,074
         1/1/2005 to 12/31/2005                      $ 1.30209                 $ 1.47863                    1,062,759

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01908                 $ 1.17938                    1,236,101
         1/1/2004 to 12/31/2004                      $ 1.17938                 $ 1.23406                    2,216,249
         1/1/2005 to 12/31/2005                      $ 1.23406                 $ 1.41770                    2,320,476

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.03407                 $ 1.34037                      281,067
         1/1/2004 to 12/31/2004                      $ 1.34037                 $ 1.32188                      625,708
         1/1/2005 to 4/29/2005                       $ 1.32188                 $ 1.18074                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01151                 $ 1.35112                      959,373
         1/1/2004 to 12/31/2004                      $ 1.35112                 $ 1.55290                    1,816,111
         1/1/2005 to 12/31/2005                      $ 1.55290                 $ 1.78245                    2,169,905

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $ 9.99933                        3,576



                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.09338                 $11.73323                            0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07970                 $10.33229                        1,646

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05481                 $10.28681                        4,368

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.05009                 $11.34495                            0

AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04988                 $10.42169                        9,629

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06658                 $10.35426                        6,955

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04202                 $10.33700                        1,647

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.01933                       41,437

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.00933                        3,150

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.14710                 $12.04155                        7,726

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.02932                        5,075

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.08492                 $10.73678                        4,470

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01133                 $10.33264                        3,220

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04570                 $10.03757                       10,009

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.98052                       10,883

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01541                 $10.64464                          397



                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03302                 $10.78065                        5,713

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.60000                       15,282

AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.97681                 $ 9.87825                       13,582

AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.91389                 $10.67460                        6,403

AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07726                 $10.57804                       19,588

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $ 9.96977                       12,066

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.12625                 $10.92526                       23,473

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.96626                 $10.49866                        6,432

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03693                 $10.78089                        8,370

AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06503                 $10.37369                        5,745

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05576                 $11.35869                       20,075

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02196                 $10.90682                       36,991

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.07733                       18,139

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.03931                       16,239



                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 110

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST SMALL CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04866                 $10.66828                        9,025

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02867                 $10.37610                       15,317

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.94939                 $ 9.46839                       12,121

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.00286                 $11.76236                       93,690

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.88103                 $12.08600                       18,558

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02245                 $ 1.24622                      208,132
         1/1/2004 to 12/31/2004                      $ 1.24622                 $ 1.28061                      415,826
         1/1/2005 to 12/31/2005                      $ 1.28061                 $ 1.31370                      497,033

 * DATE THAT THE ANNUITY WAS FIRST OFFERED.
** DATE THAT FUND WAS FIRST OFFERED UNDER THIS ANNUITY.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES:
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06129                 $11.73220                            0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04766                 $11.02297                            0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98583                 $11.25921                            0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99976                 $10.04005                            0

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05581                 $10.30897                            0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03716                 $11.18056                            0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03156                 $10.90725                            0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.06851                 $ 9.47818                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02484                 $10.16588                            0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01681                 $10.60008                    2,803,554

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00686                 $10.42969                      699,364

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02477                 $10.55480                            0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02869                 $10.76609                    3,674,148

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07548                 $10.41036                            0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91187                 $10.59302                            0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.05569                 $ 9.59841                            0


* DATE THAT THE FUND AND/OR LIFETIME FIVE AND/OR HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 112

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02797                 $10.62046                            0

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98863                 $10.06754                            0

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.09857                            0

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03548                 $11.66658                            0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03010                 $10.44213                            0

SP SMALL CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05698                 $10.43562                            0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07330                 $11.90839                            0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02984                 $12.04891                            0

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.04283                 $ 9.58487                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.92605                 $11.22029                            0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $ 9.99030                            0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.09241                 $11.63321                            0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07873                 $10.23479                            0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05384                 $10.18979                            0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.04912                 $11.24827                            0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04891                 $10.32343                            0


* DATE THAT THE FUND AND/OR LIFETIME FIVE AND/OR HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06561                 $10.25648                            0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04106                 $10.23948                            0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.01025                      329,867

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.00027                      264,281

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14613                 $11.92816                            0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.02023                       14,495

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08395                 $10.63555                            0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01036                 $10.23522                            0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04473                 $ 9.94281                            0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.87710                            0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01445                 $10.54432                            0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03205                 $10.67907                            0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.50002                            0

AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.97584                 $ 9.78498                            0

AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91292                 $10.57386                            0

AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07630                 $10.47827                            0


* DATE THAT THE FUND AND/OR LIFETIME FIVE AND/OR HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 114

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $ 9.87561                            0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12528                 $10.82204                            0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96529                 $10.39968                            0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03596                 $10.67928                            0

AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06406                 $10.27587                            0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05479                 $11.25162                            0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02100                 $10.80397                            0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $ 9.98223                            0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.03022                            0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04770                 $10.56766                            0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02771                 $10.27832                            0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94843                 $ 9.37907                            0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00189                 $11.65151                            0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88006                 $11.97195                            0

JANUS ASPEN SERIES -- GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04383                 $10.31860                            0

* DATE THAT THE FUND AND/OR LIFETIME FIVE AND/OR HDV WAS FIRST OFFERED UNDER THIS ANNUITY.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
         APPENDIX B

SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at
(888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

-  Your age;

- The amount of your investment and any planned future deposits into the annuity;

- How long you intend to hold the annuity (also referred to as investment time horizon);

-  Your desire to make withdrawals from the annuity;

-  Your investment return objectives;

-  The effect of optional benefits that may be elected; and

- Your desire to minimize costs and/or maximize return associated with the annuity.

   The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners FlexElite 2 (i.e., the version of the contract sold on or after May 1, 2003) and the Strategic Partners Annuity One 3/Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.

- Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the "liquidity" to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).

- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of the contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.

--------------------------------------------------------------------------------
 116

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

- Strategic Partners Annuity One 3/Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

APPENDIX B -- SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU
--------------------------------------------------------------------------------

                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS
--------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000
--------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified &        85 Qualified &        80 Qualified & 85     85 Qualified &
                       Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  3 Years               7 Years (7%, 6%,      7 Years (7%, 6%, 5%,
Schedule                                     (7%, 7%, 7%)          5%, 4%, 3%, 2%, 1%)   4%, 3%, 2%, 1%)
                                             Contract date based   Contract date based   Payment date based
--------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross purchase
Withdrawal(2)                                purchase payments     purchase payments     payments made as of
                                             made as of last       per contract year,    last contract
                                             contract              cumulative up to 7    anniversary per
                                             anniversary per       years or 70% of       contract year
                                             contract year         gross purchase
                                                                   payments
--------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.65%                 1.52%                 1.40%
Administration Charge
--------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     The lesser of $50     $30. Waived if        The lesser of $35 or
Fee (assessed          or 2% of your         or 2% of your         contract value is     2% of your contract
annually)              contract value.       contract value.       $50,000 or more       value. Waived if
                       Waived if contract    Waived if contract                          contract value is
                       value is $50,000 or   value is $100,000                           $75,000 or more
                       more                  or more
--------------------------------------------------------------------------------------------------------------
Contract Credit        No                    Yes                   No                    No
                                             1% credit option at
                                             end of 3rd and 6th
                                             contract years.
                                             Election results in
                                             a new 3 year
                                             withdrawal charge
--------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   Yes                   Yes
                                             1-Year                1-Year                1-Year
--------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   Yes                   Yes
Adjustment Account                           1-10 Years            7-Year                1-10 Years
(MVA)
--------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    Yes                   No                    Yes
Averaging (DCA)
--------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56                    56/62
Options Available
--------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   N/A                   6-available in
                                                                                         Strategic Partners
                                                                                         Plus 3 only
--------------------------------------------------------------------------------------------------------------
1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval. In one state, Pruco Life continues to sell a prior version of the contract.
  Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%. The prior version also differs in certain other respects (e.g., availability of optional benefits). The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.
2 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a
  10% federal income tax penalty.
3 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
Minimum Investment     $10,000
---------------------
Maximum Issue Age      85 Qualified &
                       Non-Qualified
---------------------
Withdrawal Charge      7 Years (8%, 8%, 8%,
Schedule               8%, 7%, 6%, 5%)
                       Payment date based
---------------------
Annual Charge-Free     10% of gross purchase
Withdrawal(2)          payments made as of
                       last contract
                       anniversary per
                       contract year
---------------------
Insurance and          1.50%
Administration Charge
---------------------
Contract Maintenance   The lesser of $35 or
Fee (assessed          2% of your contract
annually)              value. Waived if
                       contract value is
                       $75,000 or more
---------------------
Contract Credit        Yes
                       3%-all amounts ages
                       81-85
                       4%-under $250,000
                       5%-$250,000- $999,999
                       6%-$1,000,000+
---------------------
Fixed Rate Account     Yes(3)
                       1-Year
---------------------
Market Value           Yes
Adjustment Account     1-10 Years
(MVA)
---------------------
Enhanced Dollar Cost   Yes
Averaging (DCA)
---------------------
Variable Investment    56/62
Options Available
---------------------
Evergreen Funds        6-available in
                       Strategic Partners
                       Plus 3 only
---------------------
1 This column depicts
  upon subsequent sta
  Under that version,
  also differs in cer
  below are based on
2 Withdrawals of taxa
  10% federal income
3 May offer lower int
  without credit.

--------------------------------------------------------------------------------
 118

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS
--------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       The greater of:       Combo: Step/Roll      The greater of:
                       purchase payment(s)   purchase payment(s)   Withdrawals will      purchase payment(s)
                       minus proportionate   minus proportionate   proportionately       minus proportionate
                       withdrawal(s) or      withdrawal(s) or      affect the Death      withdrawal(s) or
                       contract value        contract value        Benefit               contract value
--------------------------------------------------------------------------------------------------------------
Optional Death         Combo: Step/Roll      Step-Up               N/A                   Step-Up
Benefit (for an                              Roll-Up                                     Roll-Up
additional                                   Combo: Step/Roll                            Combo: Step/Roll
cost),(4,5)                                  Highest Daily Value                         Highest Daily Value
                                             (HDV)                                       (HDV)
                                             Earnings                                    Earnings Appreciator
                                             Appreciator Benefit                         Benefit (EAB)
                                             (EAB)
Living Benefits (for   Lifetime Five         Lifetime Five         N/A                   Lifetime Five
an additional                                Spousal Lifetime                            Spousal Lifetime Five
cost),(5,6)                                  Five                                        Guaranteed Minimum
                                             Guaranteed Minimum                          Income Benefit (GMIB)
                                             Income Benefit                              Income Appreciator
                                             (GMIB) Income                               Benefit (IAB)
                                             Appreciator Benefit
                                             (IAB)
--------------------------------------------------------------------------------------------------------------

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
------------------------------------------------------------------
Base Death Benefit:    The greater of:
                       purchase payment(s)
                       minus proportionate
                       withdrawal(s) or
                       contract value
---------------------
Optional Death         Step-Up
Benefit (for an        Roll-Up
additional             Combo: Step/Roll
cost),(4,5)            Highest Daily Value
                       (HDV)
                       Earnings Appreciator
                       Benefit (EAB)
Living Benefits (for   Lifetime Five
an additional          Spousal Lifetime Five
cost),(5,6)            Guaranteed Minimum
                       Income Benefit (GMIB)
                       Income Appreciator
                       Benefit (IAB)
---------------------

4 For more information on these benefits, refer to section 4, "What Is The Death Benefit?" in the Prospectus.

5 Not all Optional Benefits may be available in all states.

6 For more information on these benefits, refer to section 3, "What Kind of Payments Will I Receive During The Income Phase?"; section 5, "What Is The LifeTime Five(SM) Income Benefit?"; (discussing Lifetime Five and Spousal Lifetime Five) and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

HYPOTHETICAL ILLUSTRATION

The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

-  No subsequent deposits or withdrawals are made to/from the contract.

- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:

    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).

   The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

--------------------------------------------------------------------------------
 120

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

0% GROSS RETURN
--------------------------------------------------------------------------------

                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS    ANNUITY ONE 3/PLUS 3   ANNUITY ONE 3/PLUS 3
           ADVISOR                 SELECT              FLEXELITE 2             NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $97,659     $97,659    $97,544     $91,415    $97,419     $91,299    $97,659     $91,522    $101,465    $94,148
2    $95,366     $95,366    $95,141     $90,032    $94,850     $88,910    $95,366     $90,244    $ 98,986    $91,866
3    $93,128     $93,128    $92,798     $88,658    $92,347     $86,582    $93,128     $88,971    $ 96,567    $89,641
4    $90,941     $90,941    $90,512     $87,292    $89,908     $89,908    $90,941     $87,703    $ 94,207    $87,470
5    $88,807     $88,807    $88,283     $85,934    $87,533     $87,533    $88,807     $86,442    $ 91,905    $86,171
6    $86,722     $86,722    $86,109     $84,586    $85,219     $85,219    $86,722     $85,187    $ 89,659    $84,879
7    $84,686     $84,686    $83,988     $83,248    $82,965     $82,965    $84,686     $83,939    $ 87,468    $83,594
8    $82,698     $82,698    $81,919     $81,919    $80,770     $80,770    $82,698     $82,698    $ 85,331    $85,331
9    $80,757     $80,757    $79,902     $79,902    $78,631     $78,631    $80,757     $80,757    $ 83,245    $83,245
10   $78,861     $78,861    $77,934     $77,934    $76,547     $76,547    $78,861     $78,861    $ 81,211    $81,211
11   $77,010     $77,010    $76,014     $76,014    $74,518     $74,518    $77,010     $77,010    $ 79,226    $79,226
12   $75,202     $75,202    $74,142     $74,142    $72,541     $72,541    $75,202     $75,202    $ 77,290    $77,290
13   $73,436     $73,436    $72,282     $72,282    $70,615     $70,615    $73,436     $73,436    $ 75,402    $75,402
14   $71,712     $71,712    $70,468     $70,468    $68,739     $68,739    $71,678     $71,678    $ 73,559    $73,559
15   $70,029     $70,029    $68,698     $68,698    $66,912     $66,912    $69,961     $69,961    $ 71,727    $71,727
16   $68,385     $68,385    $66,972     $66,972    $65,131     $65,131    $68,285     $68,285    $ 69,940    $69,940
17   $66,780     $66,780    $65,288     $65,288    $63,397     $63,397    $66,648     $66,648    $ 68,197    $68,197
18   $65,212     $65,212    $63,646     $63,646    $61,708     $61,708    $65,049     $65,049    $ 66,496    $66,496
19   $63,681     $63,681    $62,044     $62,044    $60,062     $60,062    $63,488     $63,488    $ 64,837    $64,837
20   $62,186     $62,186    $60,482     $60,482    $58,460     $58,460    $61,963     $61,963    $ 63,219    $63,219
21   $60,726     $60,726    $58,958     $58,958    $56,898     $56,898    $60,474     $60,474    $ 61,640    $61,640
22   $59,301     $59,301    $57,472     $57,472    $55,377     $55,377    $59,021     $59,021    $ 60,099    $60,099
23   $57,909     $57,909    $56,022     $56,022    $53,895     $53,895    $57,601     $57,601    $ 58,596    $58,596
24   $56,549     $56,549    $54,608     $54,608    $52,452     $52,452    $56,215     $56,215    $ 57,130    $57,130
25   $55,222     $55,222    $53,229     $53,229    $51,046     $51,046    $54,861     $54,861    $ 55,700    $55,700
---------------------------------------------------------------------------------------------------------------------

Assumptions:

1. $100,000 initial investment.

2. As of December 31, 2005, the average fund expenses = 0.99%.

3. No optional death benefit(s) and/or optional living benefit(s) were elected.

4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.

5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners FlexElite 2 -2.59%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.35%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.44%.

6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

7. Surrender Value assumes surrender 2 days prior to policy anniversary.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

6% GROSS RETURN
--------------------------------------------------------------------------------

                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS    ANNUITY ONE 3/PLUS 3   ANNUITY ONE 3/PLUS 3
           ADVISOR                 SELECT              FLEXELITE 2             NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $103,502   $103,502    $103,380   $ 96,844    $103,248   $ 96,721    $103,502   $ 96,957    $107,536   $ 99,734
2    $107,136   $107,136    $106,884   $101,071    $106,611   $ 99,849    $107,136   $101,309    $111,203   $103,107
3    $110,899   $110,899    $110,506   $105,481    $110,083   $103,078    $110,899   $105,854    $114,994   $106,596
4    $114,793   $114,793    $114,252   $110,082    $113,669   $113,669    $114,793   $110,602    $118,915   $110,203
5    $118,824   $118,824    $118,124   $114,881    $117,371   $117,371    $118,824   $115,560    $122,970   $115,063
6    $122,997   $122,997    $122,127   $119,885    $121,194   $121,194    $122,997   $120,737    $127,163   $120,134
7    $127,316   $127,316    $126,267   $125,104    $125,141   $125,141    $127,316   $126,143    $131,499   $125,424
8    $131,787   $131,787    $130,546   $130,546    $129,217   $129,217    $131,787   $131,787    $135,982   $135,982
9    $136,415   $136,415    $134,971   $134,971    $133,426   $133,426    $136,415   $136,415    $140,619   $140,619
10   $141,205   $141,205    $139,545   $139,545    $137,771   $137,771    $141,205   $141,205    $145,413   $145,413
11   $146,164   $146,164    $144,275   $144,275    $142,259   $142,259    $146,164   $146,164    $150,371   $150,371
12   $151,297   $151,297    $149,165   $149,165    $146,892   $146,892    $151,297   $151,297    $155,499   $155,499
13   $156,610   $156,610    $154,220   $154,220    $151,676   $151,676    $156,610   $156,610    $160,800   $160,800
14   $162,109   $162,109    $159,447   $159,447    $156,616   $156,616    $162,109   $162,109    $166,283   $166,283
15   $167,802   $167,802    $164,851   $164,851    $161,717   $161,717    $167,802   $167,802    $171,953   $171,953
16   $173,694   $173,694    $170,439   $170,439    $166,985   $166,985    $173,694   $173,694    $177,816   $177,816
17   $179,794   $179,794    $176,215   $176,215    $172,423   $172,423    $179,794   $179,794    $183,879   $183,879
18   $186,108   $186,108    $182,188   $182,188    $178,039   $178,039    $186,108   $186,108    $190,148   $190,148
19   $192,643   $192,643    $188,363   $188,363    $183,838   $183,838    $192,643   $192,643    $196,632   $196,632
20   $199,408   $199,408    $194,747   $194,747    $189,826   $189,826    $199,408   $199,408    $203,336   $203,336
21   $206,411   $206,411    $201,347   $201,347    $196,009   $196,009    $206,411   $206,411    $210,269   $210,269
22   $213,659   $213,659    $208,172   $208,172    $202,393   $202,393    $213,659   $213,659    $217,439   $217,439
23   $221,162   $221,162    $215,227   $215,227    $208,985   $208,985    $221,162   $221,162    $224,853   $224,853
24   $228,928   $228,928    $222,522   $222,522    $215,791   $215,791    $228,928   $228,928    $232,519   $232,519
25   $236,967   $236,967    $230,064   $230,064    $222,820   $222,820    $236,967   $236,967    $240,447   $240,447
---------------------------------------------------------------------------------------------------------------------

Assumptions:

1. $100,000 initial investment.

2. As of December 31, 2005, the average fund expenses = 0.99%.

3. No optional death benefit(s) and/or optional living benefit(s) were elected.

4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.

5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.51%; Strategic Partners Select 3.39%; Strategic Partners FlexElite 2 3.26%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.47%; Strategic Partners Annuity One 3/Plus 3 Bonus 3.41%.

6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

7. Surrender Value assumes surrender 2 days prior to policy anniversary.

--------------------------------------------------------------------------------
 122

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD01142 (05/2006).

           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

ORD01142

STRATEGIC PARTNERS(SM)
PLUS 3
VARIABLE ANNUITY
--------------------------------------------------------------------------------
PROSPECTUS: MAY 1, 2006

THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION, AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
------------------------------------------------------------
Strategic Partners Plus 3 offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Evergreen Variable Annuity Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series. (see next page for list of portfolios currently offered).
   You may choose between two basic versions of Strategic Partners Plus 3. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Plus 3, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.

PLEASE READ THIS PROSPECTUS
------------------------------------------------------------
Please read this prospectus before purchasing a Strategic Partners Plus 3 variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.

TO LEARN MORE ABOUT STRATEGIC PARTNERS PLUS 3
------------------------------------------------------------
To learn more about the Strategic Partners Plus 3 variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street N.E., Washington, D.C. 20549. (See SEC file numbers 333-37728 and 333-103474) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Plus 3 SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in
Section 11 of this prospectus.
   For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS PLUS 3 IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA                                                                    P2360

THE PRUDENTIAL SERIES FUND

Jennison Portfolio
Prudential Equity Portfolio
Prudential Global Portfolio
Prudential Money Market Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
SP AIM Core Equity Portfolio
SP Davis Value Portfolio
SP LSV International Value Portfolio
SP Mid Cap Growth Portfolio
SP PIMCO High Yield Portfolio
SP PIMCO Total Return Portfolio
SP Prudential U.S. Emerging Growth Portfolio
SP Small Cap Growth Portfolio
SP Small-Cap Value Portfolio
SP Strategic Partners Focused Growth Portfolio
SP T. Rowe Price Large-Cap Growth Portfolio
SP William Blair International Growth Portfolio

AMERICAN SKANDIA TRUST

AST Advanced Strategies Portfolio
AST Aggressive Asset Allocation Portfolio
AST AllianceBernstein Core Value Portfolio
AST AllianceBernstein Growth & Income Portfolio
AST AllianceBernstein Managed Index 500 Portfolio
AST American Century Income & Growth Portfolio
AST American Century Strategic Balanced Portfolio
AST Balanced Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Conservative Asset Allocation Portfolio
AST DeAM Large-Cap Value Portfolio
AST DeAM Small-Cap Growth Portfolio
AST DeAM Small-Cap Value Portfolio
AST Federated Aggressive Growth Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Allocation Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST High Yield Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Bond-Debenture Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid Cap Value Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Mid-Cap Value Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Natural Resources Portfolio

EVERGREEN VARIABLE ANNUITY TRUST

Evergreen VA Balanced Fund
Evergreen VA Fundamental Large Cap Fund
Evergreen VA Growth Fund
Evergreen VA International Equity Fund
Evergreen VA Omega Fund
Evergreen VA Special Values Fund

GARTMORE VARIABLE INSURANCE TRUST

GVIT Developing Markets Fund

JANUS ASPEN SERIES

Large Cap Growth Portfolio -- Service Shares

CONTENTS
--------------------------------------------------------------------------------

                                       PART I: STRATEGIC PARTNERS PLUS 3 PROSPECTUS
                                       -------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary...........................................      6
                                                Summary............................................     11
                                                Risk Factors.......................................     15
                                                Summary Of Contract Expenses.......................     16
                                                Expense Examples...................................     22

                                       PART II: STRATEGIC PARTNERS PLUS 3 PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-11
                                       ------------------------------------------------------------
                                           Section 1: What Is The Strategic Partners Plus 3
                                             Variable Annuity?.....................................     28
                                                Short Term Cancellation Right Or "Free Look".......     29
                                           Section 2: What Investment Options Can I Choose?........     30
                                                Variable Investment Options........................     30
                                                Fixed Interest Rate Options........................     48
                                                Market Value Adjustment Option.....................     49
                                                Transfers Among Options............................     50
                                                Additional Transfer Restrictions...................     51
                                                Dollar Cost Averaging..............................     52
                                                Asset Allocation Program...........................     53
                                                Auto-Rebalancing...................................     53
                                                Scheduled Transactions.............................     53
                                                Voting Rights......................................     54
                                                Substitution.......................................     54
                                           Section 3: What Kind Of Payments Will I Receive During
                                             The Income Phase (Annuitization)?.....................     55
                                                Payment Provisions.................................     55
                                                Payment Provisions Without The Guaranteed Minimum
                                                  Income Benefit...................................     55
                                                    Option 1: Annuity Payments For A Fixed
                                                      Period.......................................     55
                                                    Option 2: Life Income Annuity Option...........     55
                                                    Option 3: Interest Payment Option..............     56
                                                    Other Annuity Options..........................     56
                                                Tax Considerations.................................     56
                                                Guaranteed Minimum Income Benefit..................     56
                                                    GMIB Roll-Up...................................     57
                                                    GMIB Option 1 -- Single Life Payout Option.....     59
                                                    GMIB Option 2 -- Joint Life Payout Option......     59
                                                How We Determine Annuity Payments..................     59
                                           Section 4: What Is The Death Benefit?...................     62
                                                Beneficiary........................................     62
                                                Calculation Of The Death Benefit...................     62
                                                Guaranteed Minimum Death Benefit...................     62
                                                    GMDB Roll-Up...................................     62
                                                    GMDB Step-Up...................................     63
                                                Special Rules If Joint Owners......................     64
                                                Highest Daily Value Death Benefit..................     64
                                                Calculation Of The Highest Daily Value Death
                                                  Benefit..........................................     65
                                                Payout Options.....................................     65
                                                Earnings Appreciator Benefit.......................     66
                                                Spousal Continuance Benefit........................     67
                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     70
                                                Lifetime Five Income Benefit.......................     70
                                                Spousal Lifetime Five Income Benefit...............     77

CONTENTS CONTINUED
--------------------------------------------------------------------------------

                                           Section 6: What Is The Income Appreciator Benefit?......     82
                                                Income Appreciator Benefit.........................     82
                                                Calculation Of The Income Appreciator Benefit......     82
                                                Income Appreciator Benefit Options During The
                                                  Accumulation Phase...............................     83
                                           Section 7: How Can I Purchase A Strategic Partners Plus
                                             3 Contract?...........................................     86
                                                Purchase Payments..................................     86
                                                Allocation Of Purchase Payments....................     86
                                                Credits............................................     86
                                                Calculating Contract Value.........................     87
                                           Section 8: What Are The Expenses Associated With The
                                             Strategic Partners Plus 3 Contract?...................     88
                                                Insurance And Administrative Charges...............     88
                                                Withdrawal Charge..................................     89
                                                Waiver Of Withdrawal Charges For Critical Care.....     90
                                                Contract Maintenance Charge........................     90
                                                Guaranteed Minimum Income Benefit Charge...........     90
                                                Income Appreciator Benefit Charge..................     91
                                                Earnings Appreciator Benefit Charge................     91
                                                Taxes Attributable To Premium......................     92
                                                Transfer Fee.......................................     92
                                                Company Taxes......................................     92
                                                Underlying Mutual Fund Fees........................     92
                                           Section 9: How Can I Access My Money?...................     93
                                                Withdrawals During The Accumulation Phase..........     93
                                                Automated Withdrawals..............................     93
                                                Suspension Of Payments Or Transfers................     93
                                           Section 10: What Are The Tax Considerations Associated
                                             With The Strategic Partners Plus 3 Contract?..........     95
                                                Contracts Owned By Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans)....................     95
                                                Contracts Held By Tax-Favored Plans................     98
                                           Section 11: Other Information...........................    102
                                                Pruco Life Insurance Company.......................    102
                                                The Separate Account...............................    102
                                                Sale And Distribution Of The Contract..............    102
                                                Litigation.........................................    103
                                                Assignment.........................................    104
                                                Financial Statements...............................    104
                                                Statement Of Additional Information................    104
                                                Householding.......................................    104
                                                Market Value Adjustment Formula....................    105
                                           Appendix A..............................................    108
                                                Accumulation Unit Values...........................    108
                                           Appendix B..............................................    120
                                                Selecting The Variable Annuity That's Right For
                                                  You..............................................    120

PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS PLUS 3 PROSPECTUS

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY
GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.

ADJUSTED PURCHASE PAYMENT

Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.

ANNUAL INCOME AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up. Under the Spousal Lifetime Five Income Benefit, the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.

CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

DAILY VALUE

For purposes of the Highest Daily Value Death Benefit, which we describe below, the contract value as of the end of each business day. The Daily Value on the contract date is equal to your purchase payment.

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit, or Highest Daily Value Death Benefit, is available for an additional charge. See Section 4, "What Is The Death Benefit?"

DEATH BENEFIT TARGET DATE

With respect to the Highest Daily Value Death Benefit, the later of the contract anniversary on or after the 80th birthday of the current contract owner, the older of either joint owner or (if owned by an entity) the annuitant, or five years after the contract date.

DESIGNATED LIFE

For purposes of the Spousal Lifetime Five Income Benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the Spousal Lifetime Five Income Benefit and at the first death of one of them.

DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

EXCESS INCOME/EXCESS WITHDRAWAL

Under the Spousal Lifetime Five Income Benefit and Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.

FIXED INTEREST RATE OPTIONS

Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

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GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEE PERIOD

A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value. The GMDB is a different death benefit than the Highest Daily Value Death Benefit, which we describe below.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-up value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced by the effect of withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

     The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

GMIB RESET

You may elect to "step-up" or "reset" your GMIB protected value if your contract value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current contract value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

GMIB ROLL-UP

We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual

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PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

HIGHEST DAILY VALUE DEATH BENEFIT

An optional death benefit available for an additional charge that can provide a death benefit that exceeds the contract value on the date of death. The amount of the death benefit is determined with reference to the Highest Daily Value, as defined below.

HIGHEST DAILY VALUE

An amount equal to the highest of all previous "Daily Values" less proportional withdrawals since such date and plus any purchase payments since such date.

INCOME APPRECIATOR BENEFIT (IAB)

An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

IAB AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

A series of payments consisting of a portion of your contract value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

IAB CREDIT

An amount we add to your contract value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners -- see "Spousal Lifetime Five Income Benefit."

MARKET VALUE ADJUSTMENT

An adjustment to your contract value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

MARKET VALUE ADJUSTMENT OPTION

This investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

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PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

PROTECTED WITHDRAWAL VALUE

Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances. Under the Spousal Lifetime Five Income Benefit, Protected Withdrawal Value refers to a value that is used to determine the Annual Income Amount. The initial Protected Withdrawal Value is equal to the greatest of three specified amounts. (See "Initial Protected Withdrawal Value" within the section describing the Spousal Lifetime Five Income Benefit.)

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
(888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

SPOUSAL LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Plus 3 variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

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FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY?

The Strategic Partners Plus 3 variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   There are two basic versions of the Strategic Partners Plus 3 variable annuity.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,

- may provide lower interest rates for fixed interest rate options and the market value adjustment option than the Contract Without Credit, and

- may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,

- may provide higher interest rates for fixed interest rate options and the market value adjustment option than the Contract With Credit, and

- may provide more available market value adjustment guarantee periods than the Contract With Credit.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

   The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.

   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

   You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

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   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

   If you change your mind about owning Strategic Partners Plus 3, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   You may also allocate your money to fixed interest rate options or in a market value adjustment option.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"

   The Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit (discussed in Section 5) and the Income Appreciator Benefit (discussed in
Section 6) each may provide an additional amount upon which your annuity payments are based.

SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner or first-to-die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit (GMDB), or Highest Daily Value Death Benefit.

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value;"

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value;" or

-  the greater of the GMDB step-up value and GMDB roll-up value.

   The Highest Daily Value Death Benefit provides a death benefit equal to the greater of the base death benefit or the highest daily value less proportional withdrawals.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, are met.

   For an additional fee, you may also choose, if it is available in your contract, the Earnings Appreciator

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PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

supplemental death benefit, which provides a benefit payment upon the death of the sole owner, or first to die of the owner or joint owner, during the accumulation phase.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

   In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the contract value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.

SECTION 6
WHAT IS THE INCOME APPRECIATOR BENEFIT?

The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.

SECTION 7
HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS 3 CONTRACT?

You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.

   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

SECTION 8
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $75,000. This charge is currently equal to the lesser of $35 or 2% of your contract value. We do not impose the contract maintenance charge if your contract value is $75,000 or more. We may impose lesser charges in certain states.

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-  For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    --  1.40% if you choose the base death benefit,

    -- 1.65% if you choose the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.25% in addition to the base death benefit charge),

    -- 1.75% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge),

    -- 1.90% if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge),

    -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit, or

    -- 0.75% if you choose the Spousal Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.

- We impose an additional insurance and administrative charge of 0.10% annually for the Contract With Credit.

- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value. (In some states this fee may be lower.)

- We will deduct an additional charge if you choose the Income Appreciator Benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your contract value.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.

- There are also expenses associated with the mutual funds. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.

- If you withdraw money (or you begin the income phase) less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"

SECTION 9
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase pay-

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PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

ment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

   Under the Market Value Adjustment Option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.

   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money. We also offer a Spousal Lifetime Five Income Benefit. You also may access your Income Appreciator Benefit through withdrawals.

SECTION 10
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age
59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth
IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age
59 1/2.

SECTION 11
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

RISK FACTORS

There are various risks associated with an investment in the Market Value Adjustment Option that we summarize below.

   ISSUER RISK. The Market Value Adjustment Option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life, and thus backed by the financial strength of that company. If Pruco Life were to experience significant financial adversity, it is possible that Pruco Life's ability to pay interest and principal under the Market Value Adjustment Option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.

   RISKS RELATED TO CHANGING INTEREST RATES. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life holds to support the Market Value Adjustment Option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.

   RISKS RELATED TO THE WITHDRAWAL CHARGE. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS PLUS 3. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                      CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE(1)
-------------------------------------------
 NUMBER OF CONTRACT     CONTRACT   CONTRACT
 ANNIVERSARIES SINCE      WITH     WITHOUT
  PURCHASE PAYMENT       CREDIT     CREDIT
 -------------------    --------   --------
          0                8%         7%
          1                8%         6%
          2                8%         5%
          3                8%         4%
          4                7%         3%
          5                6%         2%
          6                5%         1%
          7                0%         0%

MAXIMUM TRANSFER FEE
--------------------------------------------------------------
         Each transfer after 12(2)                     $30.00

CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN
STATES/JURISDICTIONS
--------------------------------------------------------------
                                  Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8. In certain states reduced withdrawal charges may apply under the Contract with Credit. Your contract contains the applicable charges.

2: Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES

MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE
  UPON FULL WITHDRAWAL(3)                                      $60.00
----------------------------------------------------------------------------------
INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED
BENEFITS
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE
       INVESTMENT OPTIONS:

                                                              CONTRACT    CONTRACT
                                                                WITH      WITHOUT
                                                               CREDIT      CREDIT
                                                              --------    --------
         Base Death Benefit                                    1.50%       1.40%
         Base Death Benefit with Lifetime Five Income
       Benefit                                                 2.10%       2.00%
         Base Death Benefit with Spousal Lifetime Five
       Income Benefit                                          2.25%       2.15%
        Guaranteed Minimum Death Benefit Option--Roll-Up or
        Step-Up                                                1.75%       1.65%
        Guaranteed Minimum Death Benefit Option--Roll-Up or
        Step-Up with Lifetime Five Income Benefit              2.35%       2.25%
        Guaranteed Minimum Death Benefit Option--Greater of
        Roll-Up or Step-Up                                     1.85%       1.75%
        Guaranteed Minimum Death Benefit Option--Greater of
         Roll-Up or Step-Up with Lifetime Five
           Income Benefit                                      2.45%       2.35%
        Highest Daily Value Death Benefit                      2.00%       1.90%
        Highest Daily Value Death Benefit with Lifetime Five
        Income Benefit                                         2.60%       2.50%
ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(4) (FOR CONTRACTS SOLD ON OR
  AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE       0.50%
ANNUAL INCOME APPRECIATOR BENEFIT CHARGE AND CHARGE UPON
  CERTAIN WITHDRAWALS(5)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                     0.25%
ANNUAL EARNINGS APPRECIATOR BENEFIT CHARGE AND CHARGE UPON
  CERTAIN TRANSACTIONS(6)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                     0.30%

3: Currently, we waive this fee if your contract value is greater than or equal to $75,000. If your contract value is less than $75,000, we currently charge the lesser of $35 or 2% of your contract value. This is a single fee that we assess
(a) annually or (b) upon full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so. This charge may be lower in certain states.

4: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. In some states this charge is 0.30%, see your contract for details. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. The reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in contract value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

5: We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your contract value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

6: We impose this charge only if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value. Although the charge may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable earnings appreciator charge. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Plus 3 contract, and may vary from year to year.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Underlying Mutual Fund Operating Expenses*        0.38%     1.67%

* See "Summary of Contract Expenses" -- Underlying Mutual Fund Portfolio Annual
Expenses for more detail on the expenses of the underlying mutual funds.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND (2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%            None             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%            None             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%            None             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%            None             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%            None             0.38%
         Prudential Value Portfolio                             0.40%            0.03%            None             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%            None             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%            None             1.00%
         SP Balanced Asset Allocation Portfolio(5, 6)           0.76%            0.09%            None             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%            None             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%            None             0.82%
         SP Growth Asset Allocation Portfolio(5, 6)             0.81%            0.10%            None             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%            None             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%            None             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%            None             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%            None             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%            None             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%            None             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%            None             1.05%
         SP Small Cap Value Portfolio
           (formerly SP Goldman Sachs Small Cap Value
           Portfolio)(7)                                        0.90%            0.07%            None             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%            None             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%            None             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%            None             0.98%
AMERICAN SKANDIA TRUST(2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%            None             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%            None             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%            None             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%            None             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%            None             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%            None             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%            None             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%            None             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%            None             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%            None             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%            None             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%            None             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%            None             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%            None             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%            None             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%            None             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%            None             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%            None             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%            None             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%            None             1.18%
         AST High Yield Portfolio
           (formerly, AST Goldman Sachs High Yield
           Portfolio)(12)                                       0.75%            0.19%            None             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%            None             1.07%
         AST Large-Cap Value Portfolio
           (formerly AST Hotchkis and Wiley Large-Cap Value
           Portfolio)(13, 14, 15)                               0.75%            0.16%            None             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%            None             0.97%
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%            None             1.03%

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST MFS Global Equity Portfolio                        1.00%            0.26%            None             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%            None             1.08%
         AST Mid Cap Value Portfolio
           (formerly, AST Gabelli All-Cap Value
           Portfolio)(16)                                       0.95%            0.22%            None             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%            None             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%            None             1.03%
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%            None             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%            None             1.27%
         AST Small-Cap Value Portfolio(13, 17)                  0.90%            0.17%            None             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%            None             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%            None             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%            None             1.08%
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
         Evergreen VA Balanced Fund                             0.30%            0.20%            None             0.50%
         Evergreen VA Fundamental Large Cap Fund                0.58%            0.18%            None             0.76%
         Evergreen VA Growth Fund                               0.70%            0.22%            None             0.99%
         Evergreen VA International Equity Fund                 0.41%            0.30%            None             0.71%
         Evergreen VA Omega Fund                                0.52%            0.19%            None             0.71%
         Evergreen VA Special ValuesFund                        0.78%            0.19%            None             0.97%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund (18, 19)                  1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio None Service Shares(19)     0.64%            0.02%           0.25%             0.91%

1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."

2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.

3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.

4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.

5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.

6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.

7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."

8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."

9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.

10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.

11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.

12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.

14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."

15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.

16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."

17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.

18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.

19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY
EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1A: Contract With Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit;

-  You choose the Highest Daily Value Death Benefit;

- You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after January 20, 2004, or upon subsequent state approval);

-  You choose the Earnings Appreciator Benefit;

-  You choose the Income Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

EXAMPLE 1b: Contract With Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 2b: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit;

-  You do not choose any optional insurance benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 3b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

EXAMPLE 4a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 4b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Examples 1a, 2a,
3a and 4a) are assessed in
connection with some annuity
options, but not others.

The values shown in the 10 year
column are the same for Example 4a
and 4b, the same for Example 3a and
3b, the same for Example 2a and 2b,
and the same for Example 1a and 1b.
This is because if 10 years have
elapsed since your last purchase
payment, we would no longer deduct
withdrawal charges when you make a
withdrawal. The indicated examples
reflect the maximum withdrawal
charges, but in certain states
reduced withdrawal charges may
apply for certain ages.

The examples use an average
contract maintenance charge, which
we calculated based on our estimate
of the total contract fees we
expect to collect in 2006. Your
actual fees will vary based on the
amount of your contract and your
specific allocation among the
investment options.

Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

A table of accumulation unit values
appears in Appendix A to this
prospectus.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

CONTRACT WITH CREDIT: HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED MINIMUM
INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 1a:                             EXAMPLE 1b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,279    $2,332    $3,290    $5,254    $527    $1,580    $2,632    $5,254

CONTRACT WITHOUT CREDIT: HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED
MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR
BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 2a:                             EXAMPLE 2b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,127    $1,942    $2,757    $4,977    $497    $1,492    $2,487    $4,977

CONTRACT WITH CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 3a:                         EXAMPLE 3b:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
    -----------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
    $1,121   $1,875   $2,557   $3,943   $369    $1,123    $1,899    $3,943

CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 4a:                         EXAMPLE 4b:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
    -----------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
      $975   $1,501   $2,049   $3,703   $345    $1,051    $1,779    $3,703

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 26

PART II SECTIONS 1-11
--------------------------------------------------------------------------------
STRATEGIC PARTNERS PLUS 3 PROSPECTUS

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        1:
WHAT IS THE STRATEGIC PARTNERS PLUS 3

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.

   There are two basic versions of Strategic Partners Plus 3 variable annuity.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,

- may provide a lower interest rate for fixed interest rate options and the Market Value Adjustment Option than the Contract Without Credit, and

- may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,

- may provide a higher interest rate for fixed interest rate options and the Market Value Adjustment Option than the Contract With Credit, and

- may provide more market value adjustment guarantee periods than the Contract With Credit.

   Unless we state otherwise, when we use the word contract, it applies to both versions.

   In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Plus 3 if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

   Strategic Partners Plus 3 is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Strategic Partners Plus 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:

- Your full purchase payment, less any applicable federal and state income tax withholding; or

- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment. We impose neither a withdrawal charge nor any market value adjustment if you cancel your contract under this provision.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.

   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.

   Under the manager-of-managers approach, PI has the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

marketing material discussing the contract and the available options.

   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

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        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------

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        2:
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--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          AllianceBernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   Alliance Bernstein Large-Cap Growth Portfolio): seeks          Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   ofthe value of its net assets inmid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------

 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------

 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                                 EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------

 ASSET ALLOCATION/ BALANCED        EVERGREEN VA BALANCED FUND: seeks capital growth and current   Evergreen Investment
                                   income. The Portfolio invests in a combination of debt         Management Company,
                                   securities, common stocks, preferred stocks and securities     LLC
                                   convertible or exchangeable for common stocks of large U.S.
                                   companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at
                                   the time of purchase). Under normal circumstances, the
                                   Portfolio will invest at least 25% of its assets in debt
                                   securities and the remainder in equity securities. The
                                   Portfolio's managers use a diversified equity style of
                                   management, best defined as a blend between growth and value stocks. The Portfolio normally invests primarily all of the fixed income portion in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or
                                   instrumentality of the U.S. government, corporate bonds,
                                   mortgage-backed securities, asset-backed securities, and
                                   other income producing securities. The Portfolio is not
                                   required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the
                                   Portfolio has purchased it.
-----------------------------------------------------------------------------------------------------------------------

 LARGE CAP VALUE                   EVERGREEN VA FUNDAMENTAL LARGE CAP FUND: seeks capital         Evergreen Investment
                                   growth with the potential for current income. The Portfolio    Management Company,
                                   invests primarily in common stocks of large U.S. companies     LLC
                                   (i.e., companies whose market capitalizations fall within
                                   the market capitalization range of the companies tracked by the Russell 1000(R) Index, measured at the time of
                                   purchase). The Portfolio's stock selection is based on a
                                   diversified style of equity management that allows the
                                   Portfolio to invest in both value- and growth-oriented
                                   equity securities. The Portfolio's managers seek companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display
                                   certain characteristics such as earning a high return on
                                   investment and having some kind of competitive advantage in their industry. "Growth" stocks are stocks of companies
                                   which the Portfolio's managers believe have anticipated
                                   earnings ranging from steady to accelerated growth. The
                                   Portfolio intends to seek additional income primarily by
                                   investing up to 20% of its assets in convertible bonds,
                                   including below investment grade bonds, and convertible
                                   preferred stocks of any quality. The Portfolio may invest up to 20% of its assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  EVERGREEN VA GROWTH FUND: seeks long-term capital growth.      Evergreen Investment
                                   The Portfolio invests at least 75% of its assets in common     Management Company,
                                   stocks of small- and medium-sized companies (i.e., companies   LLC
                                   whose market capitalizations fall within the market
                                   capitalization range of the companies tracked by the Russell
                                   2000(R) Growth Index, measured at the time of purchase). The remaining portion of the Portfolio's assets may be invested in companies of any size. The Portfolio's managers employ a growth-style of equity management and will purchase stocks of companies that have demonstrated earnings, asset values or growth potential which they believe are not yet reflected in the stock's market price. The Portfolio's managers
                                   consider earnings growth above the average earnings growth of companies included in the Russell 2000(R) Growth Index as a key factor in selecting investments.
-----------------------------------------------------------------------------------------------------------------------

 INTERNATIONAL EQUITY              EVERGREEN VA INTERNATIONAL EQUITY FUND: seeks long-term        Evergreen Investment
                                   capital growth and secondarily, modest income. The Portfolio   Management Company,
                                   normally invests 80% of its assets in equity securities        LLC
                                   issued by established, quality, non-U.S. companies located in countries with developed markets and may purchase across all market capitalizations. The Portfolio normally invests at least 65% of its assets in securities of companies in at least three different countries (other than the U.S.). The
                                   Portfolio may also invest in emerging markets. The
                                   Portfolio's managers seek both growth and value
                                   opportunities, and the Portfolio intends to seek modest
                                   income from dividends paid by its equity holdings.
-----------------------------------------------------------------------------------------------------------------------

 SPECIALTY                         EVERGREEN VA OMEGA FUND: seeks long-term capital growth. The   Evergreen Investment
                                   Portfolio invests primarily, and under normal conditions       Management Company,
                                   substantially all of its assets, in common stocks and          LLC
                                   securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio's managers employ a growth style of equity management. "Growth" stocks are stocks of companies that the Portfolio's managers
                                   believe have anticipated earnings ranging from steady to
                                   accelerated growth. The Portfolio may invest up to 25% of
                                   its assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------

 SMALL CAP VALUE                   EVERGREEN VA SPECIAL VALUES FUND: seeks capital growth in      Evergreen Investment
                                   the value of its shares. The Portfolio normally invests at     Management Company,
                                   least 80% of its assets in common stocks of small U.S.         LLC
                                   companies (i.e. companies whose market capitalizations fall within the market capitalization range of the companies
                                   tracked by the Russell 2000(R) Index, measured at the time of purchase). The remaining 20% of the Portfolio's assets
                                   may be represented by cash or invested in various cash
                                   equivalents or common stocks of any market capitalization.
                                   The Portfolio's managers seek to limit the investment risk of small company investing by seeking stocks that trade
                                   below what the managers consider their intrinsic value. The
                                   Portfolio's managers look specifically for various growth
                                   triggers, or catalysts, that will bring the stock's price
                                   into line with its actual or potential value, such as new
                                   products, new management, changes in regulation and/or
                                   restructuring potential.
-----------------------------------------------------------------------------------------------------------------------

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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------

 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------

 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long-term growth of capital in a manner          Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

FIXED INTEREST RATE OPTIONS

We offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).

   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.

   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

DOLLAR COST AVERAGING FIXED RATE OPTION

You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option. Transfers to the one-year fixed interest rate option will remain in the general account.

   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options, or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

MARKET VALUE ADJUSTMENT OPTION

Under the Market Value Adjustment Option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by applicable state law with respect to any guarantee period. We may offer fewer available guarantee periods in Contracts With Credit than in Contracts Without Credit. This option is not available for contracts issued in some states. Please see your contract. The Market Value Adjustment Option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.

   IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.

   You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.

   We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period, (e) payment of a death benefit, or (f) the date the amount is withdrawn.

   During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:

(a) withdraw or transfer the value of the guarantee period,

(b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or

(c) apply the value in the guarantee period to the annuity or settlement option of your choice.

If we do not receive instructions from you concerning the disposition of the contract value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

   During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.

   Under the Market Value Adjustment Option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.

   Payments allocated to the Market Value Adjustment Option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

MARKET VALUE ADJUSTMENT

When you allocate a purchase payment or transfer contract value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your contract value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

   For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining contract value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

   Other things you should know about the market value adjustment include the following:

- We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.

- A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.

- In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the contract value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above. The laws of certain states may prohibit us from imposing a market value adjustment on the annuity date.

   YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFIT IN YOUR GUARANTEE PERIOD DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.

TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your contract value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer contract value into the Market Value Adjustment Option at any time, provided it is at least $1,000.

   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

after the close of the business day will take effect at the end of the next business day.

   With regard to the Market Value Adjustment Option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.

   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

   portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

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   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS

Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) or 72 (q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) or 72 (q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

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VOTING RIGHTS

We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

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PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date).

   Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

   The Strategic Partners Plus 3 variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"

PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

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OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

TAX CONSIDERATIONS

If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.

GUARANTEED MINIMUM INCOME BENEFIT

   The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced by the effect of withdrawals.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 75 or younger in order for you to elect the Guaranteed Minimum Income Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value described below. In some states this fee may be lower.

- Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.

- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS MINIMUM DISTRIBUTION REQUIREMENTS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD. SEE "MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION" IN SECTION 10 FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.

   Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the

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income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

GMIB ROLL-UP

The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the contract value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).

   Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:

- the contract anniversary coinciding with or next following the annuitant's 80th birthday,

-  the 7th contract anniversary, or

-  7 years from the most recent GMIB reset (as described below).

   However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

EFFECT OF WITHDRAWALS

In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the contract value after the withdrawal by the contract value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

   The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).

- The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the contract value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

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-  The GMIB protected value is first reduced by the Remaining Limit (from
   $241,941.95 to $239,441.95).

-  The result is then further reduced by the ratio of A to B, where:

   - A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).

   - B is the contract value less the Remaining Limit ($220,000 - $2,500, or $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.

   - The GMIB 200% cap is reduced by the sum of all reductions above ($490,000-$2,500-$8,256.62, or $479,243.38).

- The Remaining Limit is set to zero (0) for the balance of the first contract year.

EXAMPLE 3. DOLLAR-FOR-DOLLAR LIMIT IN SECOND CONTRACT YEAR

A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).

- The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

GMIB RESET FEATURE

You may elect to "reset" your GMIB protected value to equal your current contract value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value -- that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges -- as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS

We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

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GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 95 (age 92 for contracts used as a funding vehicle for IRAs).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

TERMINATING THE GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your contract value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

   Upon termination of the GMIB, we will deduct the charge from your contract value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of

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the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
   (a) four years, for life annuities under the GMIB sold in contracts on or after January 20, 2004, or upon subsequent state approval or (b) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity

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contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

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THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT

If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Benefit. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal Continuance Benefit.

   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on contract value held within the market value adjustment option when a death benefit is paid.

2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or, (i) if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value or (ii) if you have chosen the Highest Daily Value Death Benefit, a death benefit equal to the highest daily value (computed as described below in this section).

GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. You cannot elect a GMDB option if you choose the Highest Daily Value Death Benefit.

   The GMDB protected value option can be equal to the:

-  GMDB roll-up,

-  GMDB step-up, or

-  Greater of the GMDB roll-up and the GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 5% starting on the date that each invested purchase payment is made. The GMDB roll-up value will increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the later of:

- the contract anniversary coinciding with or next following the sole owner's or older owner's 80th birthday, or

-  the 5th contract anniversary.

However, the GMDB protected value will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 5% of

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GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 5%.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 3% of all invested purchase payments, starting on the date that each invested purchase payment is made. We will increase the GMDB roll-up by subsequent invested purchase payments and reduce it by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the 5th contract anniversary. However we will continue to reduce the GMDB protected value by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 3% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 3%.

GMDB STEP-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the contract value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

   We stop increasing the GMDB step-up by any appreciation in the contract value on the later of:

- the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or

-  the 5th contract anniversary.

However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the contract value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Benefit are met, then the contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Benefit must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.

   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

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PART II   STRATEGIC PARTNERS PLUS 3 PROSPECTUS   SECTIONS 1-11

   Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

SPECIAL RULES IF JOINT OWNERS

If the contract has an owner and a joint owner and they are spouses at the time that one dies, the Spousal Continuance Benefit may apply. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end. Joint ownership may not be allowed in your state.

HIGHEST DAILY VALUE DEATH BENEFIT

The Highest Daily Value Death Benefit (HDV) is a feature under which the death benefit may be "stepped-up" on a daily basis to reflect increasing contract value. HDV is currently being offered in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved. The HDV is not available if you elect the Guaranteed Minimum Death Benefit. Currently, HDV can only be elected at the time you purchase your contract. Please note that you may not terminate the HDV death benefit once elected. Moreover, because this benefit may not be terminated once elected, you must, as detailed below, keep your contract value allocated to certain Prudential Series Fund asset allocation portfolios.

   Under HDV, the amount of the benefit depends on whether the "target date" is reached. The target date is reached upon the later of the contract anniversary coinciding with or next following the elder owner's (or annuitant's, if entity owned) 80th birthday or five years after the contract date. Prior to the target date, the death benefit amount is increased on any business day if the contract value on that day exceeds the most recently determined death benefit amount under this option. These possible daily adjustments cease on and after the target date, and instead adjustments are made only for purchase payments and withdrawals.

IF THE CONTRACT HAS ONE CONTRACT OWNER, the contract owner must be age 79 or less at the time the HDV is elected. If the contract has joint owners, the older owner must be age 79 or less. If there are joint owners, death of the owner refers to the first to die of the joint owners. If the contract is owned by an entity, the annuitant must be age 79 or less, and death of the contract owner refers to the death of the annuitant.

   Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.

   The HDV death benefit depends on whether death occurs before or after the Death Benefit Target Date.

IF THE CONTRACT OWNER DIES BEFORE THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

-  the HDV as of the contract owner's date of death.

IF THE CONTRACT OWNER DIES ON OR AFTER THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

- the HDV on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the contract owner's date of death and decreased by any proportional withdrawals since such date.

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CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT

EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION

The following are examples of how the HDV death benefit is calculated. Each example assumes an initial purchase payment of $50,000. Each example assumes that there is one contract owner who is age 70 on the contract date.

EXAMPLE WITH MARKET INCREASE AND DEATH BEFORE DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the contract value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the contract owner has died before the Death Benefit Target Date. The death benefit is equal to the greater of HDV or the base death benefit. The death benefit would be the Highest Daily Value ($90,000) because it is greater than the amount that would have been payable under the base death benefit ($75,000).

EXAMPLE WITH WITHDRAWALS

Assume that the contract value has been increasing due to positive market performance and the contract owner made a withdrawal of $15,000 in contract year 7 when the contract value was $75,000. On the date we receive due proof of death, the contract value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth contract year. Assume as well that the contract owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the base death benefit.

Highest Daily Value = $90,000 - [$90,000 X $15,000/$75,000]

                     = $90,000 - $18,000

                     = $72,000

Base Death Benefit = max [$80,000, $50,000 - ($50,000 X $15,000/$75,000)]

                     = max [$80,000, $40,000]

                     = $80,000

                     The death benefit therefore is $80,000.

EXAMPLE WITH DEATH AFTER DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the contract owner dies after the Death Benefit Target Date, when the contract value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the contract owner made a purchase payment of $15,000 and later had taken a withdrawal of $5,000 when the contract value was $70,000. The death benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the base death benefit.

Highest Daily Value = $80,000 + $15,000 - [($80,000 + $15,000) X $5,000/$70,000]

                     = $80,000 + $15,000 - $6,786

                     = $88,214

Base Death Benefit = max [$75,000, ($50,000 + $15,000) - [($50,000 + $15,000) X
$5,000/$70,000]]

                     = max [$75,000, $60,357]

                     = $75,000

                     The death benefit therefore is $88,214.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

  CHOICE 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option

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PART II   STRATEGIC PARTNERS PLUS 3 PROSPECTUS   SECTIONS 1-11

  within sixty days, the beneficiary will receive this payout option.

  CHOICE 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.

      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

  Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the last to survive of the owner or joint owner.

      If the owner and joint owner are not spouses, any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit (EAB) is an optional, supplemental death benefit that provides a benefit payment upon the death of the sole owner or first-to-die of the owner or joint owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state.

   The Earnings Appreciator Benefit is designed to provide a beneficiary with additional funds when we pay a death benefit in order to defray the impact taxes may have on that payment. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Earnings Appreciator Benefit.

   If you want the Earnings Appreciator Benefit, you generally must elect it at the time you apply for the contract. If you elect the Earnings Appreciator Benefit, you may not later revoke it. You may, if you wish, select both the Earnings Appreciator Benefit and the Highest Daily Value Death Benefit.

   Upon our receipt of proof of death in good order, we will determine an Earnings Appreciator Benefit by multiplying the Earnings Appreciator Benefit percentage below by the lesser of: (i) the then-existing amount of earnings under the contract, or (ii) an amount equal to 3 times the sum of all purchase payments previously made under the contract.

   For purposes of computing earnings and purchase payments under the Earnings Appreciator Benefit, we calculate earnings as the difference between the contract value and the sum of all purchase payments. Withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis.

   EAB percentages are as follows:

-  40% if the owner is age 70 or younger on the date the application is signed.

- 25% if the owner is between ages 71 and 75 on the date the application is signed.

- 15% if the owner is between ages 76 and 79 on the date the application is signed.

   If the contract is owned jointly, the age of the older of the owner or joint owner determines the EAB percentage.

   If the surviving spouse is continuing the contract in accordance with the Spousal Continuance Benefit (See

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PART II     STRATEGIC PARTNERS PLUS 3 PROSPECTUS     SECTIONS 1-11

"Spousal Continuance Benefit" below), the following conditions apply:

- In calculating the Earnings Appreciator Benefit, we will use the age of the surviving spouse at the time that the Spousal Continuance Benefit is activated to determine the applicable EAB percentage.

- We will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with this benefit) if he or she is age 80 or older on the date that the Spousal Continuance Benefit is activated.

- If the Earnings Appreciator Benefit is continued, we will calculate any applicable Earnings Appreciator Benefit payable upon the surviving spouse's death by treating the contract value (as adjusted under the terms of the Spousal Continuance Benefit) as the first purchase payment.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract,

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

-  the date the contract terminates, or

-  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This benefit is available if, on the date we receive proof of the owner's death in good order, (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract. In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death. Assuming the above conditions are present, the surviving spouse can elect the Spousal Continuance Benefit, but must do so no later than 60 days after furnishing proof of the owner's death in good order.

   Upon activation of the Spousal Continuance Benefit, the contract value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This contract value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted contract value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

   Under the Spousal Continuance Benefit, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Benefit. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, contract value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

   IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Benefit, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the sum of all invested purchase payments (adjusted for withdrawals),

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB ROLL-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB roll-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB STEP-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

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   IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GREATER OF
THE GMDB ROLL-UP AND GMDB STEP-UP, we will adjust the contract value to equal the greatest of:

-  the contract value,

-  the GMDB roll-up, or

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE HIGHEST DAILY VALUE DEATH BENEFIT, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the Highest Daily Value,

plus the amount of any applicable Earnings Appreciator Benefit.

   After we have made the adjustment to contract value set out immediately above, we will continue to compute the GMDB roll-up and the GMDB step-up, or HDV death benefit (as applicable), under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.

   If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit or Highest Daily Value Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.

   IF YOU ELECTED THE LIFETIME FIVE INCOME BENEFIT, on the owner's death, the Lifetime Five Income Benefit will end. However, if the owner's surviving spouse would be eligible to acquire the Lifetime Five Income Benefit as if he/she were a new purchaser, then the surviving spouse may elect the Lifetime Five Income Benefit under the Spousal Continuance Benefit. The surviving spouse (or new annuitant designated by the surviving spouse) must be at least 45 years of age at the time of election.

   IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Benefit. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following: (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the contract anniversary coinciding with or next following the annuitant's 95th birthday), or
(c) the contract anniversary coinciding with or next following the annuitants' surviving spouse's 95th birthday.

   If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would

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PART II     STRATEGIC PARTNERS PLUS 3 PROSPECTUS     SECTIONS 1-11

preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the contract value.

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        5:

WHAT IS THE LIFETIME FIVE

        INCOME BENEFIT?
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LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit or Income Appreciator Benefit.

- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.

PROTECTED WITHDRAWAL VALUE

The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With

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respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments for the Contract With Credit.

- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.

   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.

   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.

   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in

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excess of that amount until the Protected Withdrawal Value is reduced to zero.
At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income

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   Benefit in any contract year, you cannot carry-over the unused portion of the
   Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.

   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484.33

(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93

-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

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-  Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 =
   $6,450) reduces Annual Withdrawal Amount for future contract years.

- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623

-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503

-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1, 2010, then the following values would result:

-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000

- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000. If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.

- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.

BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent

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   contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive

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   your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

ELECTION OF LIFETIME FIVE

Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit or elect the Spousal Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS/ARRANGEMENTS

If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount

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and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

SPOUSAL LIFETIME FIVE INCOME BENEFIT

The Spousal Lifetime Five Income Benefit (Spousal Lifetime Five) described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there will be a restriction on your ability to re-elect Spousal Lifetime Five and Lifetime Five. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit. Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your contract value in accordance with the then permitted and available option(s).

   We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the contract value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

INITIAL PROTECTED WITHDRAWAL VALUE

The initial Protected Withdrawal Value is used to determine the amount of the initial annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Spousal Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With respect to (A) and
(C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments.

- If you elect Spousal Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Spousal Lifetime Five Benefit, the contract value on the date of your election of Spousal Lifetime Five

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   will be used to determine the initial Protected Withdrawal Value.

ANNUAL INCOME AMOUNT UNDER THE SPOUSAL LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.

   You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your contract value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 3rd anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 3rd anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

   An optional automatic step-up ("Auto Step-Up") feature is available for the Spousal Lifetime Five benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd Contract Anniversary following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Annual Income Amount will only be stepped-up if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. If 5% of the Contract Value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd Contract Anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.

   Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

   If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

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   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Income Benefit.

   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484

(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first Annuity Anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250 Annual Income Amount for future contract years remains at $13,250

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93

-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT

If a step-up of the Annual Income Amount is requested on February 1, 2010, the request will be accepted because 5% of the contract value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000. If the step-up request was due to the election of the auto step-up feature, the step-up should still occur because 5% of Contract Value would exceed the Annual Income Amount by more than 5% (5% of $13,250 = $662.50; $13,250 + 662.50 = $13,912.50; $14,000 > $13,912.50).

BENEFITS UNDER SPOUSAL LIFETIME FIVE

- To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your contract value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further purchase payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current contract year that reduced your

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

   contract value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

   1. apply your contract value to any annuity option available; or

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

   We must receive your request in a form acceptable to us at our office.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and

   2. the contract value.

- If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Spousal Lifetime Five. Spousal Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

- You must allocate your contract value in accordance with the then available option(s) that we may permit in order to elect and maintain Spousal Lifetime Five.

- There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.

- In order for the surviving Designated Life to continue Spousal Lifetime Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the spousal continuation benefit.

ELECTION OF AND DESIGNATIONS OF SPOUSAL LIFETIME FIVE

Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:

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-  One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each must be at least 55 years old at the time of election; or

- Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.

No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.

   Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your contract value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.

   Currently, if you terminate Spousal Lifetime Five, you will only be permitted to re-elect the benefit or elect the Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

   We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.

TERMINATION OF SPOUSAL LIFETIME FIVE

Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

   The charge for Spousal Lifetime Five will no longer be deducted from your contract value upon termination of the benefit.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS/ARRANGEMENTS

If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

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        6:

WHAT IS THE

        INCOME APPRECIATOR BENEFIT?
--------------------------------------------------------------------------------

INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

   If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.

- The annuitant must be 75 or younger in order for you to elect the Income Appreciator Benefit.

- If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your contract value. See "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?" in Section 8.

ACTIVATION OF THE INCOME APPRECIATOR BENEFIT

YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

   Once activated, you can receive the Income Appreciator Benefit:
-  IAB OPTION 1 - at annuitization as part of an annuity payment;

- IAB OPTION 2 - during the accumulation phase through the IAB automatic withdrawal payment program; or

- IAB OPTION 3 - during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.

   Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

   IF YOU DO NOT ACTIVATE THE BENEFIT PRIOR TO THE MAXIMUM ANNUITIZATION AGE YOU MAY LOSE ALL OR PART OF THE IAB.

CALCULATION OF THE INCOME APPRECIATOR BENEFIT

We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:

- earnings are calculated as the difference between the contract value and the sum of all purchase payments;

- earnings do not include (1) any amount added to the contract value as a result of the Spousal Continuance Benefit, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;

- withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;

- the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

   NUMBER OF YEARS         INCOME
 INCOME APPRECIATOR     APPRECIATOR
       BENEFIT            BENEFIT
  HAS BEEN IN FORCE      PERCENTAGE
 ------------------     -----------
         0-6                 0%
         7-9                15%
        10-14               20%
         15+                25%

IAB OPTION 1 -- INCOME APPRECIATOR BENEFIT AT ANNUITIZATION

Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

date and add it to the adjusted contract value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

   UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

EFFECT OF INCOME APPRECIATOR BENEFIT ON GUARANTEED MINIMUM INCOME BENEFIT

If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

1. the adjusted contract value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

   If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

TERMINATING THE INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract;

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit;

- the date the Income Appreciator Benefit amount is reduced to zero (generally ten years after activation) under IAB Options 2 and 3;

-  the date of annuitization; or

-  the date the contract terminates.

   Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

   IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

IAB OPTION 2 -- INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your contract value, in which case each combined payment must be at least $100.

   The maximum automated withdrawal payment amount that you may receive from your contract value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed

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--------------------------------------------------------------------------------

10% of the contract value as of the date you activate the Income Appreciator Benefit.

   Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in contract value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

   After the ten-year payment period has ended, if the remaining contract value is $2,000 or more, the contract will continue. If the remaining contract value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining contract value and the contract will terminate. If the contract value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

DISCONTINUING THE INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM UNDER IAB OPTION 2

You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the contract value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the contract value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

   You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the contract value in a lump sum before determining the adjusted contract value. The adjusted contract value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

IAB OPTION 3 -- INCOME APPRECIATOR BENEFIT CREDIT TO CONTRACT VALUE

Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your contract value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in contract value due to the investment performance of any allocation option.

   Before we add the last Income Appreciator Benefit credit to your contract value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the contract value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

   You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

EXCESS WITHDRAWALS

During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your contract value in a contract year that exceeds the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Apprecia-

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tor Benefit was activated that have not been previously withdrawn.

   We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

   Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

EFFECT OF TOTAL WITHDRAWAL ON INCOME APPRECIATOR BENEFIT

We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        7:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        PLUS 3 CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers. (You may not make additional purchase payments if you purchase a contract issued in Massachusetts, or if you purchase a Contract With Credit issued in Pennsylvania.)

   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:

-  the owner,

-  the joint owner,

-  the annuitant, or

-  the co-annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 and, allocations to the market value adjustment option must be no less than $1,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

   The bonus credit that we pay with respect to any purchase payment depends on
(i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and

- if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

   Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture the bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back any credit we applied within one year of the date of death.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option,

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        8:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

                    PARTNERS PLUS 3 CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, Highest Daily Value Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   The death benefit charge is equal to:

   -  1.40% on an annual basis if you choose the base death benefit,

   - 1.65% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option, (i.e., 0.25% in addition to the base death benefit charge),

   - 1.75% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge), or

   - 1.90% on an annual basis if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge).

   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the Contract With Credit.

   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. The 0.60% and 0.75% charges are in addition to the charge we impose for the applicable death benefit, and are

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

deducted daily based on the contract value in the variable investment options. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn.

NUMBER OF CONTRACT
ANNIVERSARIES SINCE    CONTRACT WITH     CONTRACT WITHOUT
 THE DATE OF EACH    CREDIT WITHDRAWAL   CREDIT WITHDRAWAL
 PURCHASE PAYMENT         CHARGE              CHARGE
-------------------  -----------------   -----------------
        0                    8%                 7%
        1                    8%                 6%
        2                    8%                 5%
        3                    8%                 4%
        4                    7%                 3%
        5                    6%                 2%
        6                    5%                 1%
        7                    0%                 0%

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If a withdrawal or transfer is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount, including the withdrawal charge. We will then apply a withdrawal charge to the adjusted amount.

   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

   Withdrawal charges will never be greater than permitted by applicable law.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        8:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS 3 CONTRACT? CONTINUED
--------------------------------------------------------------------------------

WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges and any market value adjustment upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS

If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"

CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $75,000, we will deduct the lesser of $35 or 2% of your contract value, for administrative expenses (this fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's investment options. This same charge will also be deducted when you surrender your contract if your contract value is less than $75,000.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary,

-  when you begin the income phase of the contract,

-  upon a full withdrawal, and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, the fixed interest rate options, and the market value adjustment option. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

   THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

INCOME APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your contract value. The Income Appreciator Benefit charge is calculated:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,

   -  upon a full withdrawal, and

   - upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

   We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

   The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your contract value under IAB Option 3 increase the contract value, and because the IAB fee is a percentage of your contract value, the IAB fee may increase as a consequence of those additions.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

   We calculate the charge on each of the following events:

   -  each contract anniversary,

   -  on the annuity date,

   - upon death of the sole or first to die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date that the Earnings Appreciator Benefit charge was last calculated.

   Although the Earnings Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,

   -  upon a full withdrawal, and

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        8:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS 3 CONTRACT? CONTINUED
--------------------------------------------------------------------------------

   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option (including each guarantee period) in the same proportion that the amount allocated to the investment option bears to the total contract value. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated.

COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES

When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        9:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your contract value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the contract value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        9:

HOW CAN I ACCESS MY MONEY? CONTINUED

--------------------------------------------------------------------------------

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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        10:

WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

                    PARTNERS PLUS 3 CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Strategic Partners Plus 3 contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

   This contract may also be purchased as a non-qualified annuity by a 401(a) trust or custodial IRA or Roth IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

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         PARTNERS PLUS 3 CONTRACT CONTINUED
--------------------------------------------------------------------------------

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary.

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Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

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         PARTNERS PLUS 3 CONTRACT CONTINUED
--------------------------------------------------------------------------------

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.

   Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse)

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and

-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   Roth IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and

- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.

   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in

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         PARTNERS PLUS 3 CONTRACT CONTINUED
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connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return, and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.

MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION

If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

   payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty).

   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 11.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

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        11:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.

   Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. Pruco's Life annual report for the year ended December 31, 2005, together with subsequent periodic reports that Pruco Life files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life is 811-07325. You may read and copy any filings made by Pruco Life with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.

THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her

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firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.

   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

   On July 1, 2003, Prudential Financial combined its retail securities brokerage and clearing operations with those of Wachovia Corporation ("Wachovia") and formed Wachovia Securities Financial Holdings, LLC ("Wachovia Securities"), a joint venture headquartered in Richmond, Virginia. PFI has a 38% ownership interest in the joint venture, while Wachovia owns the remaining 62%. Wachovia and Wachovia Securities are key distribution partners for certain products of Prudential Financial affiliates, including mutual funds and individual annuities that are distributed through their financial advisors, bank channel and independent channel. In addition, Prudential Financial is a service provider to the managed account platform and certain wrap-fee programs offered by Wachovia Securities. The Strategic Partners Plus and Strategic Partners Plus 3 variable annuities are sold through Wachovia Securities.

LITIGATION

Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        11:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------

benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The following is such a pending proceeding:

   Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Pruco Life plans to appeal the verdict.

   Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.

ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Plus 3 contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements

HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

--------------------------------------------------------------------------------
 104

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
MARKET VALUE
        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

MARKET VALUE ADJUSTMENT FORMULA

GENERAL FORMULA

The formula under which Pruco Life calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under the market value adjustment option is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
MVA). The MVA itself is calculated as follows:
                              1 + I
                  MVA = [(-------------) to the N/12 power] -1
                          1 + J + .0025

where:  I   =    the guaranteed credited interest rate
                 (annual effective) for the given
                 contract at the time of withdrawal or
                 annuitization or settlement.
        J   =    the current credited interest rate
                 offered on new money at the time of
                 withdrawal or annuitization or
                 settlement for a guarantee period of
                 equal length to the number of whole
                 years remaining in the Contract's
                 current guarantee period plus one
                 year.
        N   =    equals the remaining number of months
                 in the contract's current guarantee
                 period (rounded up) at the time of
                 withdrawal or annuitization or
                 settlement.

PENNSYLVANIA FORMULA

We use the same MVA formula with respect to contracts issued in Pennsylvania as the general formula, except that "J" in the formula above uses an interpolated rate as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

            m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

INDIANA FORMULA

We use the following MVA formula for contracts issued in Indiana:
                              1 + I
                   MVA = [(-----------) to the N/12 power] -1
                               1 + J

The variables I, J and N retain the same definitions as the general formula.

MARKET VALUE ADJUSTMENT EXAMPLE

(ALL STATES EXCEPT INDIANA AND PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

    The MVA factor calculation would be: [(1.06)/(1.05 + 0.0025)]to the (38/12) power -1 = 0.02274

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.02274 = $253.03

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $253.03 = $11,380.14

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
MARKET VALUE ADJUSTMENT FORMULA CONTINUED
--------------------------------------------------------------------------------

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

   The MVA factor calculation would be: [(1.06)/(1.07 + 0.0025)] to the (38/12) power -1 = -0.03644

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.03644) = -$405.47

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$405.47) = $10,721.64

MARKET VALUE ADJUSTMENT EXAMPLE

(PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.05] + [((365-61)/365) X 0.04] =
         0.0417

   The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the (38/12) power -1 = 0.04871

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.04871 = $542.00

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $542.00 = $11,669.11

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] =
         0.0717

   The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the (38/12) power -1 = -0.04126

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.04126) = -$459.10

--------------------------------------------------------------------------------
 106

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$459.10) = $10,668.01

MARKET VALUE ADJUSTMENT EXAMPLE

(INDIANA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

The MVA factor calculation would be: [(1.06)/(1.05)] to the (38/12) power -1 = 0.03047

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 x 0.03047 = $339.04

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $339.04 = $11,466.15

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

    The MVA factor calculation would be: [(1.06)/(1.07)] to the (38/12) power -1 = -0.02930

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.02930) = -$326.02

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$326.02) = $10,801.09

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

As we have indicated throughout this prospectus, the Strategic Partners Plus 3 Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

--------------------------------------------------------------------------------
 108

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES: (CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01724                 $ 1.24006                       14,202
         1/1/2004 to 12/31/2004                      $ 1.24006                 $ 1.34066                      270,828
         1/1/2005 to 12/31/2005                      $ 1.34066                 $ 1.51459                      269,558

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01834                 $ 1.25778                       34,149
         1/1/2004 to 12/31/2004                      $ 1.25778                 $ 1.36350                       46,073
         1/1/2005 to 12/31/2005                      $ 1.36350                 $ 1.49905                       45,945

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00588                 $ 1.28481                            0
         1/1/2004 to 12/31/2004                      $ 1.28481                 $ 1.38861                            0
         1/1/2005 to 12/31/2005                      $ 1.38861                 $ 1.58951                            0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $  0.9997                 $ 0.99449                            0
         1/1/2004 to 12/31/2004                      $ 0.99449                 $ 0.99063                            0
         1/1/2005 to 12/31/2005                      $ 0.99063                 $ 1.00520                       52,732

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02199                 $ 1.22414                            0
         1/1/2004 to 12/31/2004                      $ 1.22414                 $ 1.33335                      252,261
         1/1/2005 to 12/31/2005                      $ 1.33335                 $ 1.37464                      251,099

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02526                 $ 1.22392                            0
         1/1/2004 to 12/31/2004                      $ 1.22392                 $ 1.40386                      124,346
         1/1/2005 to 12/31/2005                      $ 1.40386                 $ 1.61508                      123,781

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01313                 $ 1.27916                      173,799
         1/1/2004 to 12/31/2004                      $ 1.27916                 $ 1.44765                      378,507
         1/1/2005 to 12/31/2005                      $ 1.44765                 $ 1.57741                      386,277

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01134                 $ 1.22149                       37,878
         1/1/2004 to 12/31/2004                      $ 1.22149                 $ 1.34749                       37,730
         1/1/2005 to 4/29/2005                       $ 1.34749                 $ 1.24414                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01232                 $ 1.19626                            0
         1/1/2004 to 12/31/2004                      $ 1.19626                 $ 1.28343                        3,183
         1/1/2005 to 12/31/2005                      $ 1.28343                 $ 1.32432                            0


                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00979                 $ 1.19393                       42,219
         1/1/2004 to 12/31/2004                      $ 1.19393                 $ 1.30793                      430,323
         1/1/2005 to 12/31/2005                      $ 1.30793                 $ 1.38790                      549,411

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00745                 $ 1.13654                            0
         1/1/2004 to 12/31/2004                      $ 1.13654                 $ 1.22048                       52,258
         1/1/2005 to 12/31/2005                      $ 1.22048                 $ 1.27471                       35,321

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00887                 $ 1.24835                      139,416
         1/1/2004 to 12/31/2004                      $ 1.24835                 $ 1.38531                      189,323
         1/1/2005 to 12/31/2005                      $ 1.38531                 $ 1.49631                      188,544

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01135                 $ 1.23975                      587,421
         1/1/2004 to 12/31/2004                      $ 1.23975                 $ 1.38211                    1,432,786
         1/1/2005 to 12/31/2005                      $ 1.38211                 $ 1.48911                    1,572,799

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02725                 $ 1.21457                            0
         1/1/2004 to 12/31/2004                      $ 1.21457                 $ 1.41041                      140,862
         1/1/2005 to 12/31/2005                      $ 1.41041                 $ 1.48345                      147,744

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01281                 $ 1.23393                       60,946
         1/1/2004 to 12/31/2004                      $ 1.23393                 $ 1.40924                      362,487
         1/1/2005 to 12/31/2005                      $ 1.40924                 $ 1.58122                      360,368

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02112                 $ 1.20717                        6,786
         1/1/2004 to 12/31/2004                      $ 1.20717                 $ 1.33789                            0
         1/1/2005 to 4/29/2005                       $ 1.33789                 $ 1.25025                            0

SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00463                 $ 1.33928                       20,736
         1/1/2004 to 12/31/2004                      $ 1.33928                 $ 1.57888                       32,368
         1/1/2005 to 12/31/2005                      $ 1.57888                 $ 1.63898                       68,257

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00530                 $ 1.19841                       57,933
         1/1/2004 to 12/31/2004                      $ 1.19841                 $ 1.29196                      137,551
         1/1/2005 to 12/31/2005                      $ 1.29196                 $ 1.32558                      105,898


                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 110

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00076                 $ 1.04684                       40,502
         1/1/2004 to 12/31/2004                      $ 1.04684                 $ 1.08689                       45,450
         1/1/2005 to 12/31/2005                      $ 1.08689                 $ 1.09767                       77,189

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01864                 $ 1.36653                        8,122
         1/1/2004 to 12/31/2004                      $ 1.36653                 $ 1.63587                      116,708
         1/1/2005 to 12/31/2005                      $ 1.63587                 $ 1.90014                      116,112

SP SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01406                 $ 1.30191                            0
         1/1/2004 to 12/31/2004                      $ 1.30191                 $ 1.27212                            0
         1/1/2005 to 12/31/2005                      $ 1.27212                 $ 1.28565                            0

SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01511                 $ 1.29026                       61,963
         1/1/2004 to 12/31/2004                      $ 1.29026                 $ 1.53570                       93,173
         1/1/2005 to 12/31/2005                      $ 1.53570                 $ 1.58443                       96,633

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01518                 $ 1.19388                       83,241
         1/1/2004 to 12/31/2004                      $ 1.19388                 $ 1.30209                       83,028
         1/1/2005 to 12/31/2005                      $ 1.30209                 $ 1.47863                       82,811

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01908                 $ 1.17938                       35,521
         1/1/2004 to 12/31/2004                      $ 1.17938                 $ 1.23406                      159,824
         1/1/2005 to 12/31/2005                      $ 1.23406                 $ 1.41770                      159,042

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.03407                 $ 1.34037                            0
         1/1/2004 to 12/31/2004                      $ 1.34037                 $ 1.32188                            0
         1/1/2005 to 4/29/2005                       $ 1.32188                 $ 1.18074                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01151                 $ 1.35112                       12,286
         1/1/2004 to 12/31/2004                      $ 1.35112                 $ 1.55290                       16,814
         1/1/2005 to 12/31/2005                      $ 1.55290                 $ 1.78245                       16,711

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $ 9.99933                            0


                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.09338                 $11.73323                            0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07970                 $10.33229                            0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05481                 $10.28681                            0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.05009                 $11.34495                            0

AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04988                 $10.42169                            0

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06658                 $10.35426                        1,075

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04202                 $10.33700                            0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.01933                            0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.00933                            0

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.14710                 $12.04155                            0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.02932                            0

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.08492                 $10.73678                            0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01133                 $10.33264                            0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04570                 $10.03757                            0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.98052                            0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01541                 $10.64464                            0


                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 112

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03302                 $10.78065                            0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.60000                          532

AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.97681                 $ 9.87825                            0

AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.91389                 $10.67460                            0

AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07726                 $10.57804                            0

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $ 9.96977                            0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.12625                 $10.92526                        1,051

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.96626                 $10.49866                            0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03693                 $10.78089                            0

AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06503                 $10.37369                            0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05576                 $11.35869                            0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02196                 $10.90682                            0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.07733                            0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.03931                            0


                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST SMALL CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04866                 $10.66828                            0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02867                 $10.37610                            0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.94939                 $ 9.46839                            0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.00286                 $11.76236                            0

EVERGREEN GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003** to 12/31/2003                   $ 9.92203                 $10.34285                            0
         1/1/2004 to 12/31/2004                      $10.34285                 $11.05580                            0
         1/1/2005 to 4/15/2005                       $11.05580                 $10.33082                            0

EVERGREEN VA BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00931                 $ 1.12625                            0
         1/1/2004 to 12/31/2004                      $ 1.12625                 $ 1.18087                            0
         1/1/2005 to 12/31/2005                      $ 1.18087                 $ 1.22619                            0

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003** to 12/31/2003                   $ 9.91859                 $10.39784                            0
         1/1/2004 to 12/31/2004                      $10.39784                 $11.19868                       47,339
         1/1/2005 to 12/31/2005                      $11.19868                 $12.03990                       47,125

EVERGREEN VA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01232                 $ 1.35076                        1,339
         1/1/2004 to 12/31/2004                      $ 1.35076                 $ 1.51675                        7,387
         1/1/2005 to 12/31/2005                      $ 1.51675                 $ 1.59343                        4,538

EVERGREEN VA INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003** to 12/31/2003                   $ 9.98995                 $10.44289                        1,603
         1/1/2004 to 12/31/2004                      $10.44289                 $12.27702                        1,655
         1/1/2005 to 12/31/2005                      $12.27702                 $14.04482                        1,646

EVERGREEN VA OMEGA FUND
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00975                 $ 1.33662                       30,970
         1/1/2004 to 12/31/2004                      $ 1.33662                 $ 1.41333                       67,367
         1/1/2005 to 12/31/2005                      $ 1.41333                 $ 1.44748                       63,869

EVERGREEN VA SPECIAL VALUES FUND
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01278                 $ 1.25261                        8,951
         1/1/2004 to 12/31/2004                      $ 1.25261                 $ 1.48703                            0
         1/1/2005 to 12/31/2005                      $ 1.48703                 $ 1.62435                            0


                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 114

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.88103                 $12.08600                            0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02245                 $ 1.24622                            0
         1/1/2004 to 12/31/2004                      $ 1.24622                 $ 1.28061                            0
         1/1/2005 to 12/31/2005                      $ 1.28061                 $ 1.31370                            0

 * DATE THAT THE ANNUITY WAS FIRST OFFERED.
** DATE THAT FUND WAS FIRST OFFERED UNDER THIS ANNUITY.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES:
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06129                 $11.73220                            0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04766                 $11.02297                            0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98583                 $11.25921                            0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99976                 $10.04005                            0

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05581                 $10.30897                            0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03716                 $11.18056                            0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03156                 $10.90725                            0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.06851                 $ 9.47818                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02484                 $10.16588                            0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01681                 $10.60008                    2,803,554

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00686                 $10.42969                      699,364

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02477                 $10.55480                            0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02869                 $10.76609                    3,674,148

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07548                 $10.41036                            0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91187                 $10.59302                            0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.05569                 $ 9.59841                            0


* DATE THAT THE FUND AND/OR LIFETIME FIVE AND HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 116

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02797                 $10.62046                            0

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98863                 $10.06754                            0

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.09857                            0

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03548                 $11.66658                            0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03010                 $10.44213                            0

SP SMALL CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05698                 $10.43562                            0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07330                 $11.90839                            0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02984                 $12.04891                            0

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.04283                 $ 9.58487                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.92605                 $11.22029                            0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $ 9.99030                            0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.09241                 $11.63321                            0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07873                 $10.23479                            0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05384                 $10.18979                            0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.04912                 $11.24827                            0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04891                 $10.32343                            0


* DATE THAT THE FUND AND/OR LIFETIME FIVE AND HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06561                 $10.25648                            0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04106                 $10.23948                            0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.01025                      329,867

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.00027                      264,281

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14613                 $11.92816                            0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.02023                       14,495

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08395                 $10.63555                            0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01036                 $10.23522                            0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04473                 $ 9.94281                            0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.87710                            0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01445                 $10.54432                            0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03205                 $10.67907                            0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.50002                            0

AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.97584                 $ 9.78498                            0

AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91292                 $10.57386                            0

AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07630                 $10.47827                            0


* DATE THAT THE FUND AND/OR LIFETIME FIVE AND HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 118

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $ 9.87561                            0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12528                 $10.82204                            0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96529                 $10.39968                            0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03596                 $10.67928                            0

AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06406                 $10.27587                            0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05479                 $11.25162                            0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02100                 $10.80397                            0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $ 9.98223                            0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.03022                            0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04770                 $10.56766                            0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02771                 $10.27832                            0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94843                 $ 9.37907                            0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00189                 $11.65151                            0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88006                 $11.97195                            0

JANUS ASPEN SERIES -- GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04383                 $10.31860                            0

* DATE THAT THE FUND AND/OR LIFETIME FIVE AND HDV WAS FIRST OFFERED UNDER THIS ANNUITY.

--------------------------------------------------------------------------------
                                                                             119
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
         APPENDIX B

SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at
(888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

-  Your age;

- The amount of your investment and any planned future deposits into the annuity;

- How long you intend to hold the annuity (also referred to as investment time horizon);

-  Your desire to make withdrawals from the annuity;

-  Your investment return objectives;

-  The effect of optional benefits that may be elected; and

- Your desire to minimize costs and/or maximize return associated with the annuity.

   The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners FlexElite 2 (i.e., the version of the contract sold on or after May 1, 2003) and the Strategic Partners Annuity One 3/Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.

- Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the "liquidity" to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).

- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of the contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.

--------------------------------------------------------------------------------
 120

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

- Strategic Partners Annuity One 3/Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

--------------------------------------------------------------------------------
                                                                             121
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS
--------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000
--------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified &        85 Qualified &        80 Qualified & 85     85 Qualified &
                       Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  3 Years               7 Years (7%, 6%,      7 Years (7%, 6%, 5%,
Schedule                                     (7%, 7%, 7%)          5%, 4%, 3%, 2%, 1%)   4%, 3%, 2%, 1%)
                                             Contract date based   Contract date based   Payment date based
--------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross purchase
Withdrawal(2)                                purchase payments     purchase payments     payments made as of
                                             made as of last       per contract year,    last contract
                                             contract              cumulative up to 7    anniversary per
                                             anniversary per       years or 70% of       contract year
                                             contract year         gross purchase
                                                                   payments
--------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.65%                 1.52%                 1.40%
Administration Charge
--------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     The lesser of $50     $30. Waived if        The lesser of $35 or
Fee (assessed          or 2% of your         or 2% of your         contract value is     2% of your contract
annually)              contract value.       contract value.       $50,000 or more       value. Waived if
                       Waived if contract    Waived if contract                          contract value is
                       value is $50,000 or   value is $100,000                           $75,000 or more
                       more                  or more
--------------------------------------------------------------------------------------------------------------
Contract Credit        No                    Yes                   No                    No
                                             1% credit option at
                                             end of 3rd and 6th
                                             contract years.
                                             Election results in
                                             a new 3 year
                                             withdrawal charge
--------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   Yes                   Yes
                                             1-Year                1-Year                1-Year
--------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   Yes                   Yes
Adjustment Account                           1-10 Years            7-Year                1-10 Years
(MVA)
--------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    Yes                   No                    Yes
Averaging (DCA)
--------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56                    56/62
Options Available
--------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   N/A                   6-available in
                                                                                         Strategic Partners
                                                                                         Plus 3 only
--------------------------------------------------------------------------------------------------------------

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
Minimum Investment     $10,000
---------------------
Maximum Issue Age      85 Qualified &
                       Non-Qualified
---------------------
Withdrawal Charge      7 Years (8%, 8%, 8%,
Schedule               8%, 7%, 6%, 5%)
                       Payment date based
---------------------
Annual Charge-Free     10% of gross purchase
Withdrawal(2)          payments made as of
                       last contract
                       anniversary per
                       contract year
---------------------
Insurance and          1.50%
Administration Charge
---------------------
Contract Maintenance   The lesser of $35 or
Fee (assessed          2% of your contract
annually)              value. Waived if
                       contract value is
                       $75,000 or more
---------------------
Contract Credit        Yes
                       3%-all amounts ages
                       81-85
                       4%-under $250,000
                       5%-$250,000- $999,999
                       6%-$1,000,000+
---------------------
Fixed Rate Account     Yes(3)
                       1-Year
---------------------
Market Value           Yes
Adjustment Account     1-10 Years
(MVA)
---------------------
Enhanced Dollar Cost   Yes
Averaging (DCA)
---------------------
Variable Investment    56/62
Options Available
---------------------
Evergreen Funds        6-available in
                       Strategic Partners
                       Plus 3 only
---------------------

1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval. In one state, Pruco Life continues to sell a prior version of the contract. Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%. The prior version also differs in certain other respects (e.g., availability of optional benefits). The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.

2 Withdrawals of taxable amounts will be subject to income tax, and prior to age
  59 1/2, may be subject to a 10% federal income tax penalty.

3 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.

--------------------------------------------------------------------------------
 122

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS
--------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       The greater of:       Step/Roll             The greater of:
                       purchase payment(s)   purchase payment(s)   Withdrawals will      purchase payment(s)
                       minus proportionate   minus proportionate   proportionately       minus proportionate
                       withdrawal(s) or      withdrawal(s) or      affect the Death      withdrawal(s) or
                       contract value        contract value        Benefit               contract value
--------------------------------------------------------------------------------------------------------------
Optional Death         Step/Roll             Step-Up               N/A                   Step-Up
Benefit (for an                              Roll-Up                                     Roll-Up
additional                                   Combo: Step/Roll                            Combo: Step/Roll
cost),(4,5)                                  Highest Daily Value                         Highest Daily Value
                                             (HDV)                                       (HDV)
                                             Earnings                                    EAB
                                             Appreciator Benefit
                                             (EAB)
--------------------------------------------------------------------------------------------------------------
Living Benefits (for   Lifetime Five         Lifetime Five         N/A                   Lifetime Five
an additional                                Spousal Lifetime                            Spousal Lifetime Five
cost),(5,6)                                  Five                                        Guaranteed Minimum
                                             Guaranteed Minimum                          Income Benefit (GMIB)
                                             Income Benefit                              Income Appreciator
                                             (GMIB) Income                               Benefit (IAB)
                                             Appreciator Benefit
                                             (IAB)
--------------------------------------------------------------------------------------------------------------

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
------------------------------------------------------------------
Base Death Benefit:    The greater of:
                       purchase payment(s)
                       minus proportionate
                       withdrawal(s) or
                       contract value
---------------------
Optional Death         Step-Up
Benefit (for an        Roll-Up
additional             Combo: Step/Roll
cost),(4,5)            Highest Daily Value
                       (HDV)
                       EAB
---------------------
Living Benefits (for   Lifetime Five
an additional          Spousal Lifetime Five
cost),(5,6)            Guaranteed Minimum
                       Income Benefit (GMIB)
                       Income Appreciator
                       Benefit (IAB)
---------------------

4 For more information on these benefits, refer to section 4, "What Is The Death
  Benefit?" in the Prospectus.

5 Not all Optional Benefits may be available in all states.

6 For more information on these benefits, refer to section 3, "What Kind of Payments Will I Receive During The Income Phase?"; section 5, "What Is The LifeTime Five(SM) Income Benefit?"; (discussing Lifetime Five and Spousal Lifetime Five) and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.

--------------------------------------------------------------------------------
                                                                             123
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

HYPOTHETICAL ILLUSTRATION

The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

-  No subsequent deposits or withdrawals are made to/from the contract.

- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:

    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).

   The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

--------------------------------------------------------------------------------
 124

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

0% GROSS RETURN
--------------------------------------------------------------------------------

                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS    ANNUITY ONE 3/PLUS 3   ANNUITY ONE 3/PLUS 3
           ADVISOR                 SELECT              FLEXELITE 2             NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $97,659     $97,659    $97,544     $91,415    $97,419     $91,299    $97,659     $91,522    $101,465    $94,148
2    $95,366     $95,366    $95,141     $90,032    $94,850     $88,910    $95,366     $90,244    $ 98,986    $91,866
3    $93,128     $93,128    $92,798     $88,658    $92,347     $86,582    $93,128     $88,971    $ 96,567    $89,641
4    $90,941     $90,941    $90,512     $87,292    $89,908     $89,908    $90,941     $87,703    $ 94,207    $87,470
5    $88,807     $88,807    $88,283     $85,934    $87,533     $87,533    $88,807     $86,442    $ 91,905    $86,171
6    $86,722     $86,722    $86,109     $84,586    $85,219     $85,219    $86,722     $85,187    $ 89,659    $84,879
7    $84,686     $84,686    $83,988     $83,248    $82,965     $82,965    $84,686     $83,939    $ 87,468    $83,594
8    $82,698     $82,698    $81,919     $81,919    $80,770     $80,770    $82,698     $82,698    $ 85,331    $85,331
9    $80,757     $80,757    $79,902     $79,902    $78,631     $78,631    $80,757     $80,757    $ 83,245    $83,245
10   $78,861     $78,861    $77,934     $77,934    $76,547     $76,547    $78,861     $78,861    $ 81,211    $81,211
11   $77,010     $77,010    $76,014     $76,014    $74,518     $74,518    $77,010     $77,010    $ 79,226    $79,226
12   $75,202     $75,202    $74,142     $74,142    $72,541     $72,541    $75,202     $75,202    $ 77,290    $77,290
13   $73,436     $73,436    $72,282     $72,282    $70,615     $70,615    $73,436     $73,436    $ 75,402    $75,402
14   $71,712     $71,712    $70,468     $70,468    $68,739     $68,739    $71,678     $71,678    $ 73,559    $73,559
15   $70,029     $70,029    $68,698     $68,698    $66,912     $66,912    $69,961     $69,961    $ 71,727    $71,727
16   $68,385     $68,385    $66,972     $66,972    $65,131     $66,131    $68,285     $68,285    $ 69,940    $69,940
17   $66,780     $66,780    $65,288     $65,288    $63,397     $63,397    $66,648     $66,648    $ 68,197    $68,197
18   $65,212     $65,212    $63,646     $63,646    $61,708     $61,708    $65,049     $65,049    $ 66,496    $66,496
19   $63,681     $63,681    $62,044     $62,044    $60,062     $60,062    $63,488     $63,488    $ 64,837    $64,837
20   $62,186     $62,186    $60,482     $60,482    $58,460     $58,460    $61,963     $61,963    $ 63,219    $63,219
21   $60,726     $60,726    $58,958     $58,958    $56,898     $56,898    $60,474     $60,474    $ 61,640    $61,640
22   $59,301     $59,301    $57,472     $57,472    $55,377     $55,377    $59,021     $59,021    $ 60,099    $60,099
23   $57,909     $57,909    $56,022     $56,022    $53,895     $53,895    $57,601     $57,601    $ 58,596    $58,596
24   $56,549     $56,549    $54,608     $54,608    $52,452     $52,452    $56,215     $56,215    $ 57,130    $57,130
25   $55,222     $55,222    $53,229     $53,229    $51,046     $51,046    $54,861     $54,861    $ 55,700    $55,700
---------------------------------------------------------------------------------------------------------------------

Assumptions:

1. $100,000 initial investment.

2. As of December 31, 2005, the average fund expenses = 0.99%.

3. No optional death benefit(s) and/or optional living benefit(s) were elected.

4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.

5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners FlexElite 2 -2.59%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.35%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.44%.

6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

7. Surrender Value assumes surrender 2 days prior to policy anniversary.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

6% GROSS RETURN
--------------------------------------------------------------------------------

                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS    ANNUITY ONE 3/PLUS 3   ANNUITY ONE 3/PLUS 3
           ADVISOR                 SELECT              FLEXELITE 2             NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $103,502   $103,502    $103,380   $ 96,844    $103,248   $ 96,721    $103,502   $ 96,957    $107,536   $ 99,734
2    $107,136   $107,136    $106,884   $101,071    $106,611   $ 99,849    $107,136   $101,309    $111,203   $103,107
3    $110,899   $110,899    $110,506   $105,481    $110,083   $103,078    $110,899   $105,854    $114,994   $106,596
4    $114,793   $114,793    $114,252   $110,082    $113,669   $113,669    $114,793   $110,602    $118,915   $110,203
5    $118,824   $118,824    $118,124   $114,881    $117,371   $117,371    $118,824   $115,560    $122,970   $115,063
6    $122,997   $122,997    $122,127   $119,885    $121,194   $121,194    $122,997   $120,737    $127,163   $120,134
7    $127,316   $127,316    $126,267   $125,104    $125,141   $125,141    $127,316   $126,143    $131,499   $125,424
8    $131,787   $131,787    $130,546   $130,546    $129,217   $129,217    $131,787   $131,787    $135,982   $135,982
9    $136,415   $136,415    $134,971   $134,971    $133,426   $133,426    $136,415   $136,415    $140,619   $140,619
10   $141,205   $141,205    $139,545   $139,545    $137,771   $137,771    $141,205   $141,205    $145,413   $145,413
11   $146,164   $146,164    $144,275   $144,275    $142,259   $142,259    $146,164   $146,164    $150,371   $150,371
12   $151,297   $151,297    $149,165   $149,165    $146,892   $146,892    $151,297   $151,297    $155,499   $155,499
13   $156,610   $156,610    $154,220   $154,220    $151,676   $151,676    $156,610   $156,610    $160,800   $160,800
14   $162,109   $162,109    $159,447   $159,447    $156,616   $156,616    $162,109   $162,109    $166,283   $166,283
15   $167,802   $167,802    $164,851   $164,851    $161,717   $161,717    $167,802   $167,802    $171,953   $171,953
16   $173,694   $173,694    $170,439   $170,439    $166,985   $166,985    $173,694   $173,694    $177,816   $177,816
17   $179,794   $179,794    $176,215   $176,215    $172,423   $172,423    $179,794   $179,794    $183,879   $183,879
18   $186,108   $186,108    $182,188   $182,188    $178,039   $178,039    $186,108   $186,108    $190,148   $190,148
19   $192,643   $192,643    $188,363   $188,363    $183,838   $183,838    $192,643   $192,643    $196,632   $196,632
20   $199,408   $199,408    $194,747   $194,747    $189,826   $189,826    $199,408   $199,408    $203,336   $203,336
21   $206,411   $206,411    $201,347   $201,347    $196,009   $196,009    $206,411   $206,411    $210,269   $210,269
22   $213,659   $213,659    $208,172   $208,172    $202,393   $202,393    $213,659   $213,659    $217,439   $217,439
23   $221,162   $221,162    $215,227   $215,227    $208,985   $208,985    $221,162   $221,162    $224,853   $224,853
24   $228,928   $228,928    $222,522   $222,522    $215,791   $215,791    $228,928   $228,928    $232,519   $232,519
25   $236,967   $236,967    $230,064   $230,064    $222,820   $222,820    $236,967   $236,967    $240,447   $240,447
---------------------------------------------------------------------------------------------------------------------

Assumptions:

1. $100,000 initial investment.

2. As of December 31, 2005, the average fund expenses = 0.99%.

3. No optional death benefit(s) and/or optional living benefit(s) were elected.

4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.

5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.51%; Strategic Partners Select 3.39%; Strategic Partners FlexElite 2 3.26%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.47%; Strategic Partners Annuity One 3/Plus 3 Bonus 3.41%.

6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

7. Surrender Value assumes surrender 2 days prior to policy anniversary.

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

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD01142 (05/2006).

           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

P2360

STRATEGIC PARTNERS(SM)
ANNUITY ONE
VARIABLE ANNUITY
--------------------------------------------------------------------------------
PROSPECTUS: MAY 1, 2006

THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
------------------------------------------------------------
Strategic Partners Annuity One offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of portfolios currently offered).
  You may choose between two basic versions of Strategic Partners Annuity One. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Annuity One, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments. The Contract With Credit comes in two forms -- one form under which bonus credits generally are not recaptured once the free look period expires and which bears higher charges, and the other form under which bonus credits vest over several years. We will continue to offer the later version of the Contract With Credit in a State until the State has approved the former version, after which approval we will offer only the former version.

PLEASE READ THIS PROSPECTUS
------------------------------------------------------------
Please read this prospectus before purchasing a Strategic Partners Annuity One variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

TO LEARN MORE ABOUT STRATEGIC PARTNERS
ANNUITY ONE
------------------------------------------------------------
To learn more about the Strategic Partners Annuity One variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's office, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file number 333-37728.) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Annuity One SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 10 of this prospectus.
  For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS ANNUITY ONE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA.                                                               ORD000045

THE PRUDENTIAL SERIES FUND

Jennison Portfolio
Prudential Equity Portfolio
Prudential Global Portfolio
Prudential Money Market Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
SP AIM Core Equity Portfolio
SP Davis Value Portfolio
SP LSV International Value Portfolio
SP Mid Cap Growth Portfolio
SP PIMCO High Yield Portfolio
SP PIMCO Total Return Portfolio
SP Prudential U.S. Emerging Growth Portfolio
SP Small Cap Growth Portfolio
SP Small-Cap Value Portfolio
SP Strategic Partners Focused Growth Portfolio
SP T. Rowe Price Large-Cap Growth Portfolio
SP William Blair International Growth Portfolio

AMERICAN SKANDIA TRUST

AST Advanced Strategies Portfolio
AST Aggressive Asset Allocation Portfolio
AST AllianceBernstein Core Value Portfolio
AST AllianceBernstein Growth & Income Portfolio
AST AllianceBernstein Managed Index 500 Portfolio
AST American Century Income & Growth Portfolio
AST American Century Strategic Balanced Portfolio
AST Balanced Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Conservative Asset Allocation Portfolio
AST DeAM Large-Cap Value Portfolio
AST DeAM Small-Cap Growth Portfolio
AST DeAM Small-Cap Value Portfolio
AST Federated Aggressive Growth Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Allocation Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST High Yield Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Bond-Debenture Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid Cap Value Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Mid-Cap Value Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Natural Resources Portfolio

GARTMORE VARIABLE INSURANCE TRUST

GVIT Developing Markets Fund

JANUS ASPEN SERIES

Large Cap Growth Portfolio -- Service Shares

--------------------------------------------------------------------------------
 2

CONTENTS
--------------------------------------------------------------------------------

                                       PART I: STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS
                                       -------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary...........................................      8
                                                Summary............................................     12
                                                Summary Of Contract Expenses.......................     17
                                                Expense Examples...................................     22

                                       PART II: STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-10
                                       ------------------------------------------------------------

                                           Section 1: What is the Strategic Partners Annuity One
                                             Variable Annuity?.....................................     27
                                                Short Term Cancellation Right Or "Free Look".......     28

                                           Section 2: What Investment Options Can I Choose?........     29
                                                Variable Investment Options........................     29
                                                Fixed Interest Rate Options........................     45
                                                Transfers Among Options............................     46
                                                Additional Transfer Restrictions...................     46
                                                Dollar Cost Averaging..............................     47
                                                Asset Allocation Program...........................     48
                                                Auto-Rebalancing...................................     48
                                                Scheduled Transactions.............................     48
                                                Voting Rights......................................     49
                                                Substitution.......................................     49

                                           Section 3: What Kind Of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     50
                                                Payment Provisions.................................     50
                                                Payment Provisions Without The Guaranteed Minimum
                                                  Income Benefit...................................     50
                                                    Option 1: Annuity Payments For A Fixed
                                                      Period.......................................     50
                                                    Option 2: Life Annuity with 120 Payments (10
                                                      Years) Certain ..............................     50
                                                    Option 3: Interest Payment Option..............     51
                                                    Other Annuity Options..........................     51
                                                Tax Considerations.................................     51
                                                Guaranteed Minimum Income Benefit..................     51
                                                    GMIB Option 1 -- Single Life Payout Option.....     52
                                                    GMIB Option 2 -- Joint Life Payout Option......     52
                                                How We Determine Annuity Payments..................     53

                                           Section 4: What Is The Death Benefit?...................     55
                                                Beneficiary........................................     55
                                                Calculation Of The Death Benefit...................     55
                                                Guaranteed Minimum Death Benefit...................     55
                                                    GMDB Roll-Up...................................     55
                                                    GMDB Step-Up...................................     55
                                                Special Rules If Joint Owners......................     56
                                                Payout Options.....................................     56
                                                Earnings Appreciator Benefit.......................     57
                                                Spousal Continuance Benefit........................     58

                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     60
                                                Lifetime Five Income Benefit.......................     60

                                           Section 6: How Can I Purchase A Strategic Partners
                                             Annuity One Contract? ................................     67
                                                Purchase Payments..................................     67
                                                Allocation Of Purchase Payments....................     67
                                                Credits............................................     67

                                                                               3
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CONTENTS CONTINUED
--------------------------------------------------------------------------------

                                                Calculating Contract Value.........................     68

                                           Section 7: What Are The Expenses Associated With The
                                             Strategic Partners Annuity One Contract?..............     69
                                                Insurance And Administrative Charges...............     69
                                                Withdrawal Charge..................................     70
                                                Waiver Of Withdrawal Charges For Critical Care.....     71
                                                Minimum Distribution Requirements..................     71
                                                Contract Maintenance Charge........................     71
                                                Guaranteed Minimum Income Benefit Charge...........     71
                                                Earnings Appreciator Benefit Charge................     72
                                                Taxes Attributable To Premium......................     72
                                                Transfer Fee.......................................     72
                                                Company Taxes......................................     73
                                                Underlying Mutual Fund Fees........................     73

                                           Section 8: How Can I Access My Money?...................     74
                                                Withdrawals During The Accumulation Phase..........     74
                                                Automated Withdrawals..............................     74
                                                Suspension Of Payments Or Transfers................     74

                                           Section 9: What Are The Tax Considerations Associated
                                             With The Strategic Partners Annuity One Contract?.....     75
                                                Contracts Owned by Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans)....................     75
                                                Contracts Held By Tax-Favored Plans................     78

                                           Section 10: Other Information...........................     82
                                                Pruco Life Insurance Company.......................     82
                                                The Separate Account...............................     82
                                                Sale and Distribution Of The Contract..............     82
                                                Litigation.........................................     83
                                                Assignment.........................................     83
                                                Financial Statements...............................     84
                                                Statement Of Additional Information................     84
                                                Householding.......................................     84

                                           Appendix A..............................................     85
                                                Accumulation Unit Values...........................     86

                                           Appendix B..............................................    102
                                                Calculation Of Earnings Appreciator Benefit........    102

                                           Appendix C..............................................    104
                                                Selecting the Variable Annuity That's Right for
                                                  You..............................................    104

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PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract minus any charge we impose for premium taxes and withdrawal charges.

ADJUSTED PURCHASE PAYMENT

Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.

ANNUAL INCOME AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The Annual Income Amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and (with respect to the later version of the contract) higher insurance and administrative costs than the Contract Without Credit.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit and has lower withdrawal charges than the Contract With Credit and (with respect to the later version of the Contract With Credit) lower insurance and administrative costs.

CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Under one version of the Contract With Credit, the credit is subject to a vesting schedule, which means that if you withdraw all or part of a purchase payment within a certain period, or you begin the income phase or we pay a death benefit during that period, we may take back all or part of the credit. Under another version of the Contract With Credit, bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year before death. We have the ability to recapture such credits under both versions of the Contract With Credit. See
Section 6, "How Can I Purchase A Strategic Partners Annuity One Contract?"

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See
Section 4, "What Is the Death Benefit?"

DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

FIXED INTEREST RATE OPTIONS

Under the Contract Without Credit, these are investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options.

GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by

GLOSSARY CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

   The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant or number of contract anniversaries. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

PROTECTED WITHDRAWAL VALUE

Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
(888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Annuity One variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-10
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY?

The Strategic Partners Annuity One variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options and if you choose the Contract Without Credit, fixed interest rate options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   There are two basic versions of the Strategic Partners Annuity One variable annuity discussed in this prospectus.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

-  has higher withdrawal charges than the Contract Without Credit,

- the version of the contract under which bonus credits generally are not recaptured after the free look period has higher insurance and administrative charges than the Contract Without Credit,

-  has no fixed interest rate investment options available,

- comes in one version under which bonus credits generally are not recaptured once the free look period expires, and another version under which bonus credits vest over a period of several years. Once a State has approved the former version, we will cease offering the later version, and

- Under the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year before death.

-  Contract Without Credit.

-  does not provide a credit,

-  has lower withdrawal charges than the Contract With Credit.

- has lower insurance and administrative costs than the Contract With Credit under which the bonus credits generally are not recaptured after the free look period,

- offers two fixed interest rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

   Beginning in 2002, we started offering a version of both the Contract Without Credit and the Contract With Credit that differ from the previously-issued contracts with regard to maximum issue age, maximum annuitization age, Spousal Continuance Benefit, credit amount, contract maintenance charge, and minimum guaranteed interest rate. This subsequent version of the Strategic Partners Annuity One contract is described in a different prospectus.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

   The fixed interest rate options available under the Contract Without Credit offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least the annual minimum interest rate dictated by applicable state law.

   You may make up to 12 free transfers each contract year among the investment options. For the Contract Without Credit, certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

   If you change your mind about owning Strategic Partners Annuity One, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   Under the Contract Without Credit, you may also allocate your money to fixed interest rate options.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"

   The Lifetime Five Income Benefit (discussed in Section 5) may provide an additional amount upon which your annuity payments are based.

SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner, or last surviving of the owner and joint owner, dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance charge, a potentially larger Guaranteed Minimum Death Benefit (GMDB).

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value";

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value"; or

SUMMARY FOR SECTIONS 1-10 CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

-  the greater of the GMDB step-up value and GMDB roll-up value.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, are met.

   For an additional fee, you may also choose, if it is available under your contract, the Earnings Appreciator supplemental death benefit which provides a benefit payment upon the death of the sole owner, or last surviving of the owner and joint owner, during the accumulation phase.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

SECTION 6
HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE CONTRACT?

You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $1,000 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.

   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger (or age 80 depending on the version of the contract) on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

SECTION 7
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE
CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge. For the original version of the contract, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to the lesser of $30 or 2% of your contract value. For the later version of the contract, we deduct a contract maintenance charge of $35 if your contract value is less than $75,000 (or 2% of your contract value, if that amount is less than $35).

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

   --  1.40% if you choose the base death benefit,

   -- 1.60% if you choose the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge), or

   -- 1.70% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

       Benefit option (i.e., 0.30% in addition to the base death benefit charge), or

   -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.

- We will deduct an additional charge under the version of the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires. The charge for this feature is equal to 0.10% annually.

- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.25% of the average GMIB protected value. In the future, we may also offer other options, for which different charges may apply.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected the Guaranteed Minimum Death Benefit option (0.20% if you have not selected the Guaranteed Minimum Death Benefit Option).

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.

- There are also expenses associated with the mutual funds. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.

-  If you withdraw money (or you begin the income phase) less than:

   -- nine contract anniversaries after the purchase payment, if you purchase the Contract With Credit under which bonus credits vest over a seven year period, or

   -- seven contract anniversaries after the purchase payment, if you purchase the Contract Without Credit, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7%. For the version of the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, a withdrawal charge applies at any time prior to the seventh contract anniversary after a purchase payment was made, which ranges from 5-8%.

   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 7, "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?"

SECTION 8
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age
59 1/2, an additional tax penalty as well. If you withdraw money less than nine years (for the Contract With Credit under which bonus credits vest over a seven year period) or seven years (for the Contract Without Credit) after making a purchase payment, we may impose a withdrawal charge. For the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, a withdrawal charge applies during the first seven contract years after a purchase payment was made, which ranges from 5-8%. In addition, if you purchase a Contract With Credit, we may take back any credit that has not vested that corresponds to the purchase payment(s) you withdraw.

   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain

SUMMARY FOR SECTIONS 1-10 CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money.

SECTION 9
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as first a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 10
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS ANNUITY ONE. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                      CONTRACT OWNER TRANSACTION EXPENSES

 WITHDRAWAL CHARGE(1)
 ---------------------------------------------------------------------------------------------------------------------
                                                              CONTRACT WITH CREDIT (BONUS
      NUMBER OF CONTRACT       CONTRACT WITH CREDIT (BONUS       CREDITS GENERALLY NOT
 ANNIVERSARIES SINCE PURCHASE  CREDITS VEST OVER SEVEN YEAR  RECAPTURABLE AFTER EXPIRATION
           PAYMENT                       PERIOD)                 OF FREE LOOK PERIOD)        CONTRACT WITHOUT CREDIT
 ----------------------------  ----------------------------  -----------------------------  --------------------------
              0                            7%                             8%                            7%
              1                            7%                             8%                            6%
              2                            7%                             8%                            5%
              3                            6%                             8%                            4%
              4                            5%                             7%                            3%
              5                            4%                             6%                            2%
              6                            3%                             5%                            1%
              7                            2%                             0%                            0%
              8                            1%                             0%                            0%
              9                            0%                             0%                            0%
                                --------------------------     --------------------------   --------------------------

MAXIMUM TRANSFER FEE
--------------------
         Each transfer after 12(2)                   $30.00


CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN STATES/JURISDICTIONS
--------------------------------------------------------------------------------
                                                    Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 7. In certain states reduced withdrawal charges may apply under the Contract With Credit. Your contract contains the applicable charges.

2: Currently we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing and do not count them toward the limit of 12 free transfers per year.

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES

MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE UPON FULL WITHDRAWAL(3)
----------------------------------------------------------------------------------------------------------------
                                                                                                           $60.00

INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
----------------------------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE INVESTMENT OPTIONS:

                                                               CONTRACT WITH
                                                               CREDIT (BONUS
                                                             CREDITS GENERALLY
                                                              NOT RECAPTURABLE
                                                            AFTER EXPIRATION OF
                                                             FREE LOOK PERIOD)
                                     ------------------------------------------------------------------
         Base Death Benefit                                               1.50%
         Base Death Benefit with
           Lifetime Five                                                  2.10%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up                                                     1.70%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up with Lifetime
           Five Income Benefit                                            2.30%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up                                          1.80%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up
           with Lifetime Five
           Income Benefit                                                 2.40%

                                                                  CONTRACT
                                                               WITHOUT CREDIT
                                                                OR CONTRACT
                                                                WITH CREDIT
                                                               (VERSION UNDER
                                                                WHICH BONUS
                                                                CREDITS VEST
                                                                 OVER SEVEN
                                                                YEAR PERIOD)
                                     ------------------------------------------------------------------
         Base Death Benefit                                             1.40%
         Base Death Benefit with
           Lifetime Five                                                2.00%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up                                                   1.60%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up with Lifetime
           Five Income Benefit                                          2.20%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up                                        1.70%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up
           with Lifetime Five
           Income Benefit                                               2.30%

ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE UPON CERTAIN
WITHDRAWALS(4)
------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE        0.25%
ANNUAL EARNINGS APPRECIATOR CHARGE AND CHARGE UPON CERTAIN TRANSACTIONS(5)
------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                    0.20% of contract value (0.15% if
                                                              Guaranteed Minimum Death Benefit
                                                              option is also selected)

3: As shown in the table above, we have the right to assess a fee of up to $60 annually and at the time of full withdrawal. For the original version of the contract, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to $30 or, if your contract value is less than $1,500, equal to 2% of your contract value. Under the most recent version of the contract, we assess a fee of $35 against contracts valued less than $75,000 (or 2% of contract value, if less).

4: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.25% of the average GMIB protected value. Subject to certain age restrictions, the roll-up value is the total of all invested purchase payments compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Both the roll-up value and the cap are reduced proportionally by withdrawals. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

5: We impose this charge only if you choose the Earnings Appreciator death benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a Guaranteed Minimum Death Benefit option (0.20% if you have not selected a Guaranteed Minimum Death Benefit option). We deduct this charge annually. We also deduct this charge if you make a full withdrawal or enter the income phase of your contract, or if a death benefit is payable, but prorate the fee to reflect a partial rather than full year. If you make a partial withdrawal, we will deduct the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not deduct the fee at that time. The fee is also calculated when you make any purchase payment or withdrawal but we do not deduct it until the next deduction date.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Annuity One contract, and may vary from year to year.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Underlying Mutual Fund Operating Expenses*        0.38%     1.67%

* See "Summary of Contract Expenses" -- Underlying Mutual Fund Portfolio Annual Expenses for more detail on the expenses of the underlying mutual funds.

SUMMARY OF CONTRACT EXPENSES CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND(2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%              --             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%              --             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%              --             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%              --             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%              --             0.38%
         Prudential Value Portfolio                             0.40%            0.03%              --             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%              --             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%              --             1.00%
         SP Balanced Asset Allocation Portfolio(5,6)            0.76%            0.09%              --             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%              --             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%              --             0.82%
         SP Growth Asset Allocation Portfolio(5,6)              0.81%            0.10%              --             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%              --             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%              --             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%              --             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%              --             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%              --             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%              --             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%              --             1.05%
         SP Small Cap Value Portfolio (formerly SP Goldman
           Sachs Small Cap Value Portfolio)(7)                  0.90%            0.07%              --             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%              --             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%              --             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%              --             0.98%
AMERICAN SKANDIA TRUST (2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%                             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%              --             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%              --             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%              --             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%              --             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%              --             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%              --             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%              --             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%              --             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%              --             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%              --             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%              --             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%              --             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%              --             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%              --             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%              --             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%              --             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%              --             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%              --             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%              --             1.18%
         AST High Yield Portfolio (formerly, AST Goldman
           Sachs High Yield Portfolio)(12)                      0.75%            0.19%              --             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%              --             1.07%
         AST Large-Cap Value Portfolio (formerly AST
           Hotchkis and Wiley Large-Cap Value
           Portfolio)(13,14,15)                                 0.75%            0.16%              --             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%              --             0.97%
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%              --             1.03%
         AST MFS Global Equity Portfolio                        1.00%            0.26%              --             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%              --             1.08%

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST Mid Cap Value Portfolio (formerly, AST Gabelli
           All-Cap Value Portfolio)(16)                         0.95%            0.22%              --             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%              --             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%              --             1.03%
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%              --             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%              --             1.27%
         AST Small-Cap Value Portfolio(13,17)                   0.90%            0.17%              --             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%              --             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%              --             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%              --             1.08%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund(18, 19)                   1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio -- Service Shares(19)       0.64%            0.02%           0.25%             0.91%

1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."

2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.

3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.

4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.

5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.

6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.

7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."

8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."

9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.

10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.

11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.

12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."

13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.

14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."

15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.

16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."

17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.

18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.

19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.
THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1a: Contract With Credit (bonus credits vest over seven year period):
Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Withdraw All Your Assets

This example assumes that:

- You invest $10,000 in the Contract With Credit (bonus credits vest over seven year period);

- You choose a Guaranteed Minimum Death Benefit that provides the greater of the step-up and roll-up death benefit;

-  You choose the Lifetime Five Income Benefit;

-  You choose the Earnings Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

EXAMPLE 1b: Contract With Credit (bonus credits vest over seven year period):
Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract With Credit (bonus credits vest over seven year period):
Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

- You invest $10,000 in the Contract With Credit (bonus credits vest over seven year period);

-  You do not choose any optional insurance benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 2b: Contract With Credit (bonus credits vest over seven year period):
Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

EXAMPLE 3b: Contract With Credit (bonus credits are generally not recapturable after expiration of the free look period): Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 4a: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 4b: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 5a: Contract Without Credit, Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit, Earnings Appreciator Benefit and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 5b: Contract Without Credit, Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit; and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 6a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 6b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Examples 1a, 2a,
3a, 4a, 5a, and 6a) are assessed in
connection with some annuity
options, but not others.

The values shown in the 10 year
column are the same for Example 6a
and 6b, Example 5a and 5b, Example
4a and Example 4b, the same for
Example 3a and 3b, the same for
Example 2a and 2b, and the same for
Example 1a and 1b. This is because
if 10 years have elapsed since your
last purchase payment, we would no
longer deduct withdrawal charges
when you make a withdrawal or begin
the income phase of your contract.
The indicated examples reflect the
maximum withdrawal charges, but in
certain states reduced withdrawal
charges may apply for certain ages.

The examples use an average
contract maintenance charge, which
we calculated based on our estimate
of the total contract fees we
expect to collect in 2006. Your
actual fees will vary based on the
amount of your contract and your
specific allocation among the
investment options.

Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

A table of accumulation unit values
appears in Appendix A to this
prospectus.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

CONTRACT WITH CREDIT (BONUS CREDITS VEST OVER SEVEN YEAR PERIOD): GREATER OF
ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION; LIFETIME FIVE
INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 1a:                             EXAMPLE 1b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,491    $2,347    $3,030    $4,732    $461    $1,391    $2,332    $4,732

CONTRACT WITH CREDIT (BONUS CREDITS VEST OVER SEVEN YEAR PERIOD): BASE DEATH
BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 2a:                             EXAMPLE 2b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,383    $2,033    $2,523    $3,804    $353    $1,077    $1,825    $3,804

CONTRACT WITH CREDIT (BONUS CREDITS GENERALLY NOT RECAPTURABLE AFTER
EXPIRATION OF FREE LOOK PERIOD): GREATER OF ROLL-UP AND STEP-UP GUARANTEED
MINIMUM DEATH BENEFIT OPTION; LIFETIME FIVE INCOME BENEFIT; EARNINGS
APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 3a:                             EXAMPLE 3b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,228    $2,187    $3,060    $4,856    $476    $1,435    $2,402    $4,856

CONTRACT WITH CREDIT (BONUS CREDITS GENERALLY NOT RECAPTURABLE AFTER
EXPIRATION OF FREE LOOK PERIOD): BASE DEATH BENEFIT
--------------------------------------------------------------------------
    EXAMPLE 4a:                        EXAMPLE 4b:
    IF YOU WITHDRAW YOUR ASSETS        IF YOU DO NOT WITHDRAW YOUR ASSETS
    ----------------------------------------------------------------------
    1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
    $1,121  $1,875   $2,557   $3,943   $369    $1,123    $1,899    $3,943

CONTRACT WITHOUT CREDIT: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
DEATH BENEFIT; LIFETIME FIVE INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 5a:                             EXAMPLE 5b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,078    $1,802    $2,535    $4,590    $448    $1,352    $2,265    $4,590

CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
------------------------------------------------------------------------
    EXAMPLE 6a:                       EXAMPLE 6b:
    IF YOU WITHDRAW YOUR ASSETS       IF YOU DO NOT WITHDRAW YOUR ASSETS
    --------------------------------------------------------------------
    1 YR   3 YRS    5 YRS    10 YRS   1 YR    3 YRS     5 YRS    10 YRS
    $975   $1,501   $2,049   $3,703   $345    $1,051   $1,779    $3,703

PART II SECTIONS 1-10
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.

   There are two basic versions of Strategic Partners Annuity One variable annuity.

Contract With Credit:

- provides for a bonus credit that we add to each purchase payment that you make ,

- comes in one version under which bonus credits generally are not recaptured after the expiration of the free look period, and another version under which bonus credits vest over a period of several years. Once a State has approved the former version, we will cease offering the later version,

-  has higher withdrawal charges than the Contract Without Credit,

- the version of the contract under which bonus credits generally are not recaptured after the free look period has higher insurance and administrative charges than the Contract Without Credit, and

-  has no fixed interest rate investment options available.

Contract Without Credit:

-  does not provide a credit,

-  has lower withdrawal charges than the Contract With Credit,

- has lower insurance and administrative costs than the Contract With Credit under which the bonus credits generally are not recaptured after the free look period, and

- offers two fixed interest rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

   Beginning in 2002, we started offering a version of both the Contract Without Credit and the Contract With Credit that differ from previously-issued contracts with regard to maximum issue age, maximum annuitization age, Spousal Continuance Benefit, credit amount, contract maintenance charge, and minimum guaranteed interest rate.

   Unless we state otherwise, when we use the word contract, it applies to both versions discussed herein.

   In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

        1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

   You may prefer the Contract With Credit if:

- You anticipate that you will not need to withdraw purchase payments any earlier than at least seven contract anniversaries after making them,

- You do not wish to allocate purchase payments to the fixed interest rate options, and

- You believe that the bonus credit is worth the higher withdrawal charges and insurance and administrative costs.

   If you wish to have the option of allocating part of your contract value to the fixed interest rate options, you may prefer the Contract Without Credit.

   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Annuity One if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

   Strategic Partners Annuity One is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options and, if you choose the Contract Without Credit, guaranteed fixed interest rate options as well. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR

"FREE LOOK"

If you change your mind about owning Strategic Partners Annuity One, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:

- Your full purchase payment, less any applicable federal and state income tax withholding; or

- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, AND IF YOU CHOOSE THE CONTRACT WITHOUT CREDIT, FIXED INTEREST RATE OPTIONS.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.

   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.

   Under the manager-of-managers approach, PI has the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating marketing material discussing the contract and the available options.

   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios.

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

 30
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          AllianceBernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   Alliance Bernstein Large-Cap Growth Portfolio): seeks          Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include realestate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securitiesand money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   ofthe value of its net assets inmid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                                GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long- term growth of capital in a manner         Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

FIXED INTEREST RATE OPTIONS

If you choose the Contract Without Credit, we offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).

   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law.

   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one year guaranteed annual interest rate for the one-year fixed interest rate option. The one-year fixed interest rate option is not available if you choose the Contract With Credit.

DOLLAR COST AVERAGING FIXED RATE OPTION

With the Contract Without Credit, you may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option.

   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $5,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the variable investment options into which the DCA Fixed Rate Option assets are transferred. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options and, if you have chosen the Contract Without Credit, the fixed interest rate options as well. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made.

   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make up to 12 transfers each contract year among the investment options, without charge. Currently, we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In

 46
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option and into any other variable investment options. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

                                                                              47
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        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once you have allocated your money among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS

Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

VOTING RIGHTS

We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

                                                                              49
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------

PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date). (Under the original version of the contract, annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90th birthday).

   The Strategic Partners Annuity One variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" In addition, if you have purchased the Contract With Credit, we will take back any credits that have not vested when you begin the income phase. See "Credits," in Section 5.

PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected for you unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFITS, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part of or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options then offered at your annuity date.

TAX CONSIDERATIONS

If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.

GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit must be continued until at least the end of the seventh contract year. If, after the seventh contract year, you decide to stop participating in the GMIB, you may do so (if permitted by state law) but you will not be able to reinstate it. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 70 or younger in order for you to elect the Guaranteed Minimum Income Benefit, and you must also participate in the Guaranteed Minimum Death Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.25% of the average GMIB protected value described below.

- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE LENGTH OF THAT WAITING PERIOD DEPENDS UPON THE AGE OF THE ANNUITANT (OR, IF THERE IS A CO-ANNUITANT AS WELL, THE AGE OF THE OLDER OF THE TWO) AS SHOWN IN THE FOLLOWING CHART:

              CONTRACT ANNIVERSARY WHEN
AGE AT ISSUE        GMIB BECOMES
OF CONTRACT           AVAILABLE
------------  -------------------------
    0-45                 15
     46                  14
     47                  13
     48                  12
     49                  11
 50 or more              10

   Once that waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary, during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

EFFECT OF WITHDRAWALS

The protected value will equal the "roll-up value," which is the total of all invested purchase payments compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Both the roll-up and the cap are reduced proportionally by withdrawals. When the roll-up" value no longer increases, your protected value will continue to increase by any subsequent invested purchase payments, and reduce by the effect of any withdrawals.

                                                                              51
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        3:

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CONTINUED
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value--that is, the value of the contract minus any charge we impose for premium taxes and withdrawal charges--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS

We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a "period certain." In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer.

GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   The "period certain" for the Guaranteed Minimum Income Benefit depends upon the annuitant's age on the date you exercise the GMIB payout option:

   AGE      PERIOD CERTAIN
----------  --------------
80 or less     10 years
    81          9 years
    82          8 years
    83          7 years
    84          6 years
85 or more      5 years

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 90 (with respect to the original version of the contract) and age 95 (with respect to the later version of the contract).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 3% to 3.5%. For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by two years, with respect to guaranteed payments.

2. Second, for life annuities under GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

                                                                              53
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        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

 54
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        4:

WHAT IS THE

        DEATH BENEFIT?
--------------------------------------------------------------------------------

THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT

If the sole owner dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the owner. If the owner and joint owner are spouses, we will pay this death benefit upon the death of the last surviving spouse who continues the contract as sole owner.

   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made later than one year prior to death.

2) Either the base death benefit, which equals the total purchase payments you have made less any withdrawals, or, if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value.

GUARANTEED MINIMUM DEATH BENEFIT

Under the newer version of the contracts, you may elect the base death benefit if you are 85 or younger. Under both versions of the contracts described in this prospectus, you may elect a Guaranteed Minimum Death Benefit if you are 75 or younger.

   The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole or last surviving owner during the accumulation phase.

   The GMDB protected value option can be equal to the:

   -  GMDB roll-up

   -  GMDB step-up, or

   -  Greater of the GMDB roll-up and the

      GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

The GMDB roll-up value is equal to the invested purchase payments, increased daily at an effective annual rate of 5% starting on the date that each invested purchase payment is made. Both the GMDB roll-up and the cap value will increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB STEP-UP

The step-up value equals the highest value of the contract on any contract anniversary date--that is, on each contract anniversary, the new step-up value becomes the higher of the previous step-up value and the current contract value. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.

   If an owner who has purchased a Contract With Credit makes any purchase payment later than one year prior to death, we will adjust the death benefit to take back any non-vested credit corresponding to that purchase payment.

GREATER OF STEP-UP AND ROLL-UP GUARANTEED MINIMUM DEATH BENEFIT

Under this option, the protected value is equal to the greater of the step-up value and the roll-up value.

   If you have chosen a Guaranteed Minimum Death Benefit option and death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

contract value as of the date that proof of death is received, and 2) the protected value of that death benefit as of age 80, reduced proportionally by any withdrawals and increased by subsequent purchase payments. For this purpose, an owner is deemed to reach age 80 on the contract anniversary on or following the owner's actual 80th birthday (or if there is a joint owner, the contract anniversary on or following the older owner's actual 80th birthday).

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Benefit are met, then the contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. If the spouse does wish to receive the death benefit, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the spouse as owner.

   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

   Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

SPECIAL RULES IF JOINT OWNERS

If the contract has an owner and a joint owner and they are spouses at the time that one dies, the surviving spouse has the choice of the following:

- The contract can continue, with the surviving spouse as the sole owner of the contract; or

- The surviving spouse can receive the adjusted contract value and the contract will end. If the surviving spouse does wish to receive the adjusted contract value, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the surviving spouse as the sole owner.

   If the contract has an owner and a joint owner, and they are not spouses at the time that one dies, the contract will not continue. Instead, the beneficiary will receive the adjusted contract value.

   Joint ownership may not be allowed in your state.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

   Choice 1. Lump sum payment of the death benefit.

      If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

   Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the second-to-die of the owner or joint owner.

      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

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      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

   Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner or joint owner.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?"

EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit is an optional, supplemental death benefit that provides a benefit payable upon the death of the sole or last surviving owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state. You must be 75 or younger in order to elect the Earnings Appreciator Benefit.

   An Earnings Appreciator Benefit is calculated for each purchase payment you make. Your total Earnings Appreciator Benefit is the sum of the Earnings Appreciator Benefits for all of your purchase payments.

If the owner (or older of owner and joint owner if there is a joint owner) is younger than age 66 on the date the application is signed, the Earnings Appreciator Benefit for each purchase payment is 45% of the lesser of:

   - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

   -  Earnings attributed to that adjusted purchase payment.

   If the owner (or older of owner and joint owner if there is a joint owner) is age 66 or older (and younger than age 76) on the date the application is signed, the Earnings Appreciator Benefit for each purchase payment is 25% of the lesser of:

   - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

   -  Earnings attributed to that adjusted purchase payment.

   The following rules apply to the calculation of the benefit:

   - Each "adjusted purchase payment" is the invested purchase payment reduced pro-rata by any subsequent withdrawals. Reduction on a pro-rata basis means that we calculate the percentage of your current contract value being withdrawn and reduce each adjusted purchase payment made prior to the withdrawal by that percentage. For example, if your contract value is $40,000 and you withdraw $10,000, you have withdrawn 25% of your contract value. If you have two adjusted purchase payments prior to the withdrawal ($10,000 and $20,000), each of those adjusted purchase payments would be reduced by 25% (to $7,500 and $15,000). The amount of earnings allocated to each adjusted purchase payment is also reduced by the same percentage. These calculations, therefore, do not depend on the actual investment option from which the withdrawal is made, and they are different calculations than those that apply for other reasons under the contract, such as for the withdrawal charge or for tax purposes.

   - Earnings are periodically allocated to each adjusted purchase payment on a pro-rata basis. We calculate the amount of earnings since the last earnings allocation and we allocate those earnings proportionately among the adjusted purchase payments (based on the amount of each adjusted purchase payment plus the earnings previously allocated to that adjusted purchase payment). For example, if you have two adjusted purchase payments -- one with an adjusted purchase payment and allocated earn-

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      ings of $30,000 and the other with an adjusted purchase payment and allocated earnings of $20,000 (therefore 60% and 40% of the total respectively) -- and your contract has earned $5,000 since the last calculation, 60% of the earnings ($3,000) will be allocated to the first adjusted purchase payment and 40% of the earnings ($2,000) will be allocated to the second adjusted purchase payment. This calculation, therefore, does not apply different rates of return to different purchase payments based on the investment options in which the particular purchase payment was invested. When allocating earnings at the time of a death benefit payment, we will first deduct from earnings the amount of any charges deducted and credit recaptured from your contract value at that time.

   - Under the Spousal Continuance Benefit, we will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with that benefit) if that owner is age 76 or older when Spousal Continuance is activated. If the surviving spouse does continue the Earnings Appreciator Benefit, then we will calculate the benefit payable upon the surviving spouse's death in the same manner as discussed above, except that we will treat the contract value (as adjusted to reflect the Spousal Continuance Benefit) as the first adjusted purchase payment against which the Earnings Appreciator percentages are applied.

   See Appendix B for examples of the benefit calculations.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

   -  the date you make a total withdrawal from the contract,

   - the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

   -  the date the contract terminates, or

   -  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This is a benefit that, depending on the contract options chosen, can give the owner's surviving spouse a stepped-up account value upon the owner's death. Any person who buys a contract and meets our eligibility criteria for this benefit receives the benefit without charge. The benefit must be selected within 60 days of the owner's death, and may not be available under all contracts. The benefit described in this section applies only to the later version of this contract. Under the original version of this contract, no stepped-up contract value is available to a surviving spouse who continues the contract.

   We offer the Spousal Continuance Benefit only if each of the following conditions is present on the date we receive proof of the owner's death: 1) there is only one owner of the contract and that owner is the sole annuitant, 2) there is only one beneficiary, 3) the beneficiary is the owner's spouse, 4) the surviving spouse is not older than 95 on that date, and 5) the surviving spouse becomes the new owner and annuitant. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.

   Under the Spousal Continuance Benefit, we impose no withdrawal charge at the time of the owner's death, and we will not impose any withdrawal charges on the surviving spouse with respect to the withdrawal of purchase payments made by the owner prior to the activation of the benefit. However, we will continue to impose withdrawal charges with respect to purchase payments made by the surviving spouse as new owner.

   IF YOU HAVE NOT SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE (I.E., YOU HAVE THE BASE DEATH BENEFIT), then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal

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the greater of the following: 1) the contract value as of the date of our receipt of proof of death or 2) the sum of all invested purchase payments (adjusted for withdrawals) made prior to the date on which we receive proof of the owner's death. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above.

   IF YOU HAVE SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE WITH THE ROLL-UP OPTION, then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal the greater of the following: 1) the contract value as of the date of our receipt of proof of death, or 2) the roll-up value. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above. When the Spousal Continuance Benefit is activated by a surviving spouse who is younger than 80, we will adjust the roll-up value under the surviving spouse's contract to equal the contract value (adjusted, as described immediately above). In addition, in that case we will reset the surviving spouse's roll-up cap to equal 200% of the contract value (adjusted, as described immediately above). We make no adjustment to the roll-up value or the roll-up cap if the surviving spouse is 80 or older, except to account for additional purchase payments and to reduce the roll-up value proportionately by withdrawals. If the surviving spouse was younger than 80 at the owner's death, then we will continue to increase the roll-up value annually until the earlier of either (i) the surviving spouse's attainment of age 80 or
(ii) the attainment of the roll-up cap (i.e., the reset roll-up cap discussed above). Once the roll-up value ceases to increase, we thereafter will adjust the roll-up value only to account for subsequent purchase payments and to diminish it proportionally by withdrawals.

   IF YOU HAVE SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE WITH THE STEP-UP GMDB OPTION, then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal the greater of the following: 1) the contract value as of the date of our receipt of proof of death, or 2) the step-up value. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above. When the Spousal Continuance Benefit is activated by a surviving spouse younger than 80, we will adjust the step-up value to equal the contract value (adjusted, as described immediately above). We make no such adjustment if the surviving spouse is 80 or older. If the surviving spouse was younger than 80 at the owner's death, then we will continue to adjust the step-up value annually until the surviving spouse's attainment of age 80. After the surviving spouse attains age 80, we will continue to adjust the step-up value only to account for additional purchase payments and to reduce the step-up value proportionally by withdrawals.

   IF YOU HAVE SELECTED THE GREATER OF ROLL-UP AND STEP-UP AS YOUR GMDB OPTION, then we will calculate those values upon activation of the Spousal Continuance Benefit in accordance with the procedures set out in the immediately preceding paragraphs and in your contract.

   After activation of the Spousal Continuance Benefit, we will calculate the Earnings Appreciator Benefit in the manner discussed under "Earnings Appreciator Death Benefit". We do not allow the surviving spouse to retain the Guaranteed Minimum Income Benefit under the Spousal Continuance Benefit (or bear the charge associated with that benefit).

   In the preceding discussion of the Spousal Continuance Benefit, we intend references to attainment of age 80 to refer to the contract anniversary on or following the actual 80th birthday of the surviving spouse.

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        5:

WHAT IS THE LIFETIME FIVE

        INCOME BENEFIT?
--------------------------------------------------------------------------------

LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contact owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit.

- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.

PROTECTED WITHDRAWAL VALUE

The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal.

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With respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments for the Contract With Credit.

- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.

   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.

   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.

   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in

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excess of that amount until the Protected Withdrawal Value is reduced to zero.
At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

   Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000.

   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484

(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93

-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.

- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

   x Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623

-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503

-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1, 2010, then the following values would result:

-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000

- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.

   If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Account Value exceeds the Annual Income Amount by 5% or more. 5% of the Account Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Account Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.

- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.

BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

   you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

ELECTION OF LIFETIME FIVE

Lifetime Five can be elected only after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS/ARRANGEMENTS

If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        6:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        ANNUITY ONE CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

The initial purchase payment is the amount of money you first pay us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger (or age 80 depending on the version of the contract) on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday (or 81st birthday depending on the version of the contract) of:

-  the owner,

-  the joint owner,

-  the annuitant, or

-  the co-annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year, other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable investment options or, if you choose the Contract Without Credit, the fixed interest rate options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. If you purchase the Contract Without Credit, allocations to the DCA Fixed Rate Option must be no less than $5,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable investment options in the same percentages as the purchase payment.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, the credit percentage is currently equal to 4% of each

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

purchase payment. With the approval of the SEC, we can change that credit percentage, but we guarantee it will never be less than 3%. Under the version of the Contract With Credit under which bonus credits generally are not recapturable after expiration of the free look period, the bonus credit that we pay with respect to any purchase payment depends on (i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and
(ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000 or 5% if the purchase payment is greater than or equal to $250,000; and

- if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, each credit is subject to its own vesting schedule, which is shown below. If you make a withdrawal of all or part of a purchase payment, or you begin the income phase of the contract, we will take back the non-vested portion of the credit attributable to that purchase payment. Withdrawals of purchase payments occur on a first-in first-out basis. This credit that we take back is in addition to any withdrawal charges that may apply.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, bonus credits vest according to the following schedule:

 NUMBER OF CONTRACT ANNIVERSARIES
SINCE DATE OF EACH PURCHASE PAYMENT  VESTED PERCENTAGE
-----------------------------------  -----------------
                 0                            0%
                 1                           10%
                 2                           20%
                 3                           30%
                 4                           40%
                 5                           50%
                 6                           60%
                 7                          100%

   Under each version of the Contract With Credit, if we pay a death benefit under the contract, we have the right to take back any credit we applied one year prior to the date of death or later.

   Under each version of the Contract With Credit, we recapture bonus credits if the owner returns his or her contract during the free look period.

   Depending upon the state in which your contract was issued, your contract may include a different vesting schedule.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option;

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        7:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ANNUITY ONE CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day, we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative charge also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   The death benefit charge is equal to:

   -  1.40% on an annual basis if you choose the base death benefit,

   - 1.60% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge), or

   - 1.70% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.30% in addition to the base death benefit charge).

   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the version of the Contract With Credit under which bonus credits generally are not recapturable after expiration of the free look period. We do not assess this charge under the version of the Contract With Credit under which bonus credits vest over a period of seven years.

   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. The 0.60% charge is in addition to the charge we impose for the applicable death benefit. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We

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         PARTNERS ANNUITY ONE CONTRACT? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The withdrawal charge may also apply if you begin the income phase during the withdrawal charge period, depending upon the annuity option you choose. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn.

                                        CONTRACT WITH
                                      CREDIT WITHDRAWAL
  NUMBER OF       CONTRACT WITH        CHARGE (VERSION
   CONTRACT     CREDIT WITHDRAWAL        UNDER WHICH
ANNIVERSARIES    CHARGE (VERSION        BONUS CREDITS
SINCE THE DATE     UNDER WHICH        GENERALLY ARE NOT
   OF EACH      BONUS CREDITS VEST      RECAPTURABLE       CONTRACT WITHOUT
   PURCHASE      OVER SEVEN YEAR     AFTER EXPIRATION OF   CREDIT WITHDRAWAL
   PAYMENT           PERIOD)          FREE LOOK PERIOD)         CHARGE
--------------  ------------------   -------------------   -----------------
      0                 7%                     8%                  7%
      1                 7%                     8%                  6%
      2                 7%                     8%                  5%
      3                 6%                     8%                  4%
      4                 5%                     7%                  3%
      5                 4%                     6%                  2%
      6                 3%                     5%                  1%
      7                 2%                     0%                  0%
      8                 1%                     0%                  0%
      9                 0%                     0%                  0%

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and take back any credit that has not vested under the vesting schedule, if you have chosen the Contract With Credit under which bonus credits vest over several years and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

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   Withdrawal charges will never be greater than permitted by applicable law.

WAIVER OF WITHDRAWAL CHARGES FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS

If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?"

CONTRACT MAINTENANCE CHARGE

Under the original version of the contract, we do not deduct a contract maintenance charge for administrative expenses while your contract value is $50,000 or more. If your contract value is less than $50,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $30 (or if your contract value is less than $1,500, then a lower amount equal to 2% of your contract value) for administrative expenses. Under the new version of the contract, we do not deduct a contract maintenance charge for administrative expenses while your contract value is $75,000 or more. If your contract value is less than $75,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $35 (or a lower amount equal to 2% of your contract value) for administrative expenses. (This fee may differ in certain states.) We may increase this charge up to a maximum of $60 per year. Also, we may raise the level of the contract value at which we waive this fee. We will deduct this charge proportionately from each of your contract's investment options.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. This is an annual charge equal to 0.25% of the average GMIB protected value. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary;

-  when you begin the income phase of the contract;

- when you decide no longer to participate in the guaranteed minimum income benefit;

-  upon a full withdrawal; and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, and for Contract Without Credit, the fixed interest rate options. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity

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         PARTNERS ANNUITY ONE CONTRACT? CONTINUED
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

   THE FACT THAT WE IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a Guaranteed Minimum Death Benefit option (0.20% if you have not selected a Guaranteed Minimum Death Benefit option).

   We calculate the charge on each of the following events:

   -  each contract anniversary;

   -  when you begin the income phase of the contract;

   -  upon death of the sole or last surviving owner prior to the income phase;

   -  upon a withdrawal; and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date the Earnings Appreciator Benefit charge was last calculated.

   The charge is not deducted every time it is calculated. Instead, the charge is deducted, along with any previously calculated but not deducted charge, on each of the following events:

   -  each contract anniversary;

   -  when you begin the income phase of the contract;

   -  upon death of the sole or last surviving owner prior to the income phase;

   -  upon a full withdrawal; and

   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so.

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.

COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES

When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2005, the fees of these funds ranged on an annual basis from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.

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        8:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees and, if you have purchased the Contract With Credit, after we have taken back any credits that have not yet vested. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        9:

WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ANNUITY ONE CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Strategic Partners Annuity One contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

   This contract may also be purchased as a non-qualified annuity by a 401(a) trust or custodial IRA or ROTH IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for 401(a) plans, IRAs or ROTH IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances you transfer the contract incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under

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         PARTNERS ANNUITY ONE CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   Changes In The Contract We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.

   Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing those individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another
Section 401(a) plan.

   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and

-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and

- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.

   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of another traditional IRA, conduit IRA, or Roth IRA, or if you are age 50 or older by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return, and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This

--------------------------------------------------------------------------------

        9:


TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.

MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION

If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.)

   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

--------------------------------------------------------------------------------
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
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 7, "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 10.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        10:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.

THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of

--------------------------------------------------------------------------------
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
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.

   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

LITIGATION

Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The following is such a pending proceeding:

     Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Pruco Life plans to appeal the verdict.

     Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.

ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is

--------------------------------------------------------------------------------

        10:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Annuity One contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements

HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

--------------------------------------------------------------------------------
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

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

As we have indicated throughout this prospectus, the Strategic Partners Annuity One Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here, we depict the historical unit values corresponding to the contract features bearing the highest and lowest combination of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES:
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 1.00269                 $ 0.81573                    2,804,198
         1/1/2001 to 12/31/2001                      $ 0.81573                 $ 0.65768                   13,472,779
         1/1/2002 to 12/31/2002                      $ 0.65768                 $ 0.44784                   17,750,091
         1/1/2003 to 12/31/2003                      $ 0.44784                 $ 0.57527                   17,493,004
         1/1/2004 to 12/31/2004                      $ 0.57527                 $ 0.62205                   15,595,654
         1/1/2005 to 12/31/2005                      $ 0.62205                 $ 0.70282                   13,509,022
         2/4/2002** to 12/31/2002                    $ 0.97701                 $ 0.70649                    2,074,773
         1/1/2003 to 12/31/2003                      $ 0.70649                 $ 0.90749                    3,307,801
         1/1/2004 to 12/31/2004                      $ 0.90749                 $ 0.98122                    3,450,251
         1/1/2005 to 12/31/2005                      $ 0.98122                 $ 1.10855                    3,130,048

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002*** to 12/31/2002                   $ 1.00967                 $ 0.80531                       70,722
         1/1/2003 to 12/31/2003                      $ 0.80531                 $ 1.04571                      592,315
         1/1/2004 to 12/31/2004                      $ 1.04571                 $ 1.13373                    1,097,246
         1/1/2005 to 12/31/2005                      $ 1.13373                 $ 1.24642                    2,421,326
         2/4/2002** to 12/31/2002                    $ 0.97750                 $ 0.78176                      610,157
         1/1/2003 to 12/31/2003                      $ 0.78176                 $ 1.01497                    1,368,738
         1/1/2004 to 12/31/2004                      $ 1.01497                 $ 1.10038                    1,544,892
         1/1/2005 to 12/31/2005                      $ 1.10038                 $ 1.20970                    1,875,682

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99803                 $ 0.87656                      371,999
         1/1/2001 to 12/31/2001                      $ 0.87656                 $ 0.71233                    2,021,873
         1/1/2002 to 12/31/2002                      $ 0.71233                 $ 0.52578                    2,853,658
         1/1/2003 to 12/31/2003                      $ 0.52578                 $ 0.69505                    3,098,273
         1/1/2004 to 12/31/2004                      $ 0.69505                 $ 0.75112                    3,171,231
         1/1/2005 to 12/31/2005                      $ 0.75112                 $ 0.85974                    2,766,443
         2/4/2002** to 12/31/2002                    $ 0.98632                 $ 0.76666                      491,420
         1/1/2003 to 12/31/2003                      $ 0.76666                 $ 1.01366                      748,667
         1/1/2004 to 12/31/2004                      $ 1.01366                 $ 1.09542                      774,604
         1/1/2005 to 12/31/2005                      $ 1.09542                 $ 1.25393                      733,732


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

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 86

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 1.00040                 $ 1.01353                    3,827,370
         1/1/2001 to 12/31/2001                      $ 1.01353                 $ 1.04061                   28,517,423
         1/1/2002 to 12/31/2002                      $ 1.04061                 $ 1.04179                   30,407,337
         1/1/2003 to 12/31/2003                      $ 1.04179                 $ 1.03613                   23,119,477
         1/1/2004 to 12/31/2004                      $ 1.03613                 $ 1.03213                   16,405,422
         1/1/2005 to 12/31/2005                      $ 1.03213                 $ 1.04743                   15,171,362
         2/4/2002** to 12/31/2002                    $ 1.00003                 $ 1.00082                    1,223,365
         1/1/2003 to 12/31/2003                      $ 1.00082                 $ 0.99527                    4,777,403
         1/1/2004 to 12/31/2004                      $ 0.99527                 $ 0.99141                    4,662,685
         1/1/2005 to 12/31/2005                      $ 0.99141                 $ 1.00599                    2,015,180

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99966                 $ 0.91141                    1,122,383
         1/1/2001 to 12/31/2001                      $ 0.91141                 $ 0.79064                    7,243,090
         1/1/2002 to 12/31/2002                      $ 0.79064                 $ 0.60663                   11,922,873
         1/1/2003 to 12/31/2003                      $ 0.60663                 $ 0.76671                   13,031,875
         1/1/2004 to 12/31/2004                      $ 0.76671                 $ 0.83508                   12,497,799
         1/1/2005 to 12/31/2005                      $ 0.83508                 $ 0.86092                   10,756,264
         2/4/2002** to 12/31/2002                    $ 0.97534                 $ 0.78517                    2,259,907
         1/1/2003 to 12/31/2003                      $ 0.78517                 $ 0.99254                    4,369,924
         1/1/2004 to 12/31/2004                      $ 0.99254                 $ 1.08106                    5,673,071
         1/1/2005 to 12/31/2005                      $ 1.08106                 $ 1.11454                    4,964,469

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002*** to 12/31/2002                   $ 1.00859                 $ 0.79744                      131,956
         1/1/2003 to 12/31/2003                      $ 0.79744                 $ 1.00719                      656,248
         1/1/2004 to 12/31/2004                      $ 1.00719                 $ 1.15535                    1,400,351
         1/1/2005 to 12/31/2005                      $ 1.15535                 $ 1.32936                    1,589,111
         2/4/2002** to 12/31/2002                    $ 0.97746                 $ 0.79350                      924,945
         1/1/2003 to 12/31/2003                      $ 0.79350                 $ 1.00220                    1,453,519
         1/1/2004 to 12/31/2004                      $ 1.00220                 $ 1.14963                    1,739,846
         1/1/2005 to 12/31/2005                      $ 1.14963                 $ 1.32269                    2,019,582


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.92990                      612,611
         1/1/2001 to 12/31/2001                      $ 0.92990                 $ 0.75207                    2,321,220
         1/1/2002 to 12/31/2002                      $ 0.75207                 $ 0.57727                    3,164,636
         1/1/2003 to 12/31/2003                      $ 0.57727                 $ 0.75587                    3,480,170
         1/1/2004 to 12/31/2004                      $ 0.75587                 $ 0.85542                    3,671,537
         1/1/2005 to 12/31/2005                      $ 0.85542                 $ 0.93214                    3,864,680
         2/4/2002** to 12/31/2002                    $ 0.98198                 $ 0.80240                      458,213
         1/1/2003 to 12/31/2003                      $ 0.80240                 $ 1.05061                      778,049
         1/1/2004 to 12/31/2004                      $ 1.05061                 $ 1.18898                      870,360
         1/1/2005 to 12/31/2005                      $ 1.18898                 $ 1.29548                      923,830
SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.85666                      599,327
         1/1/2001 to 12/31/2001                      $ 0.85666                 $ 0.63765                    1,875,278
         1/1/2002 to 12/31/2002                      $ 0.63765                 $ 0.49707                    2,447,386
         1/1/2003 to 12/31/2003                      $ 0.49707                 $ 0.62015                    2,280,952
         1/1/2004 to 12/31/2004                      $ 0.62015                 $ 0.68418                    2,257,823
         1/1/2005 to 4/29/2005                       $ 0.68418                 $ 0.63168                            0
         2/4/2002** to 12/31/2002                    $ 0.97611                 $ 0.80273                      210,394
         1/1/2003 to 12/31/2003                      $ 0.80273                 $ 1.00158                      408,387
         1/1/2004 to 12/31/2004                      $ 1.00158                 $ 1.10499                      460,455
         1/1/2005 to 4/29/2005                       $ 1.10499                 $ 1.02030                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.83933                      907,104
         1/1/2001 to 12/31/2001                      $ 0.83933                 $ 0.64005                    4,254,778
         1/1/2002 to 12/31/2002                      $ 0.64005                 $ 0.53519                    4,851,632
         1/1/2003 to 12/31/2003                      $ 0.53519                 $ 0.65281                    4,279,800
         1/1/2004 to 12/31/2004                      $ 0.65281                 $ 0.70030                    3,982,664
         1/1/2005 to 12/31/2005                      $ 0.70030                 $ 0.72258                    3,526,371
         2/4/2002** to 12/31/2002                    $ 0.98416                 $ 0.85696                      309,138
         1/1/2003 to 12/31/2003                      $ 0.85696                 $ 1.04529                      438,902
         1/1/2004 to 12/31/2004                      $ 1.04529                 $ 1.12146                      505,329
         1/1/2005 to 12/31/2005                      $ 1.12146                 $ 1.15727                      515,268


  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 88

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.98004                    1,201,198
         1/1/2001 to 12/31/2001                      $ 0.98004                 $ 0.91008                   13,774,348
         1/1/2002 to 12/31/2002                      $ 0.91008                 $ 0.79270                   22,825,268
         1/1/2003 to 12/31/2003                      $ 0.79270                 $ 0.96061                   24,925,329
         1/1/2004 to 12/31/2004                      $ 0.96061                 $ 1.05233                   25,534,859
         1/1/2005 to 12/31/2005                      $ 1.05233                 $ 1.11679                   25,133,546
         2/4/2002** to 12/31/2002                    $ 0.98743                 $ 0.89088                    4,569,334
         1/1/2003 to 12/31/2003                      $ 0.89088                 $ 1.07966                    9,899,885
         1/1/2004 to 12/31/2004                      $ 1.07966                 $ 1.18290                   11,850,512
         1/1/2005 to 12/31/2005                      $ 1.18290                 $ 1.25533                   11,632,530
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.00456                      831,559
         1/1/2001 to 12/31/2001                      $ 1.00456                 $ 0.98804                   12,182,545
         1/1/2002 to 12/31/2002                      $ 0.98804                 $ 0.91698                   19,460,197
         1/1/2003 to 12/31/2003                      $ 0.91698                 $ 1.05346                   18,946,400
         1/1/2004 to 12/31/2004                      $ 1.05346                 $ 1.13137                   19,002,701
         1/1/2005 to 12/31/2005                      $ 1.13137                 $ 1.18166                   16,744,844
         2/4/2002** to 12/31/2002                    $ 0.99058                 $ 0.93899                    3,739,863
         1/1/2003 to 12/31/2003                      $ 0.93899                 $ 1.07868                    6,890,674
         1/1/2004 to 12/31/2004                      $ 1.07868                 $ 1.15831                    8,749,042
         1/1/2005 to 12/31/2005                      $ 1.15831                 $ 1.20985                    8,573,075

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.01293                    3,263,900
         1/1/2001 to 12/31/2001                      $ 1.01293                 $ 0.89451                   17,121,317
         1/1/2002 to 12/31/2002                      $ 0.89451                 $ 0.74364                   21,195,077
         1/1/2003 to 12/31/2003                      $ 0.74364                 $ 0.94911                   20,257,141
         1/1/2004 to 12/31/2004                      $ 0.94911                 $ 1.05322                   18,920,898
         1/1/2005 to 12/31/2005                      $ 1.05322                 $ 1.13769                   17,141,072
         2/4/2002** to 12/31/2002                    $ 0.97724                 $ 0.86688                    2,962,070
         1/1/2003 to 12/31/2003                      $ 0.86688                 $ 1.10632                    4,046,538
         1/1/2004 to 12/31/2004                      $ 1.10632                 $ 1.22772                    4,008,092
         1/1/2005 to 12/31/2005                      $ 1.22772                 $ 1.32606                    3,550,726


  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.95179                    1,422,198
         1/1/2001 to 12/31/2001                      $ 0.95179                 $ 0.82679                   10,013,607
         1/1/2002 to 12/31/2002                      $ 0.82679                 $ 0.67465                   15,695,966
         1/1/2003 to 12/31/2003                      $ 0.67465                 $ 0.85346                   15,882,317
         1/1/2004 to 12/31/2004                      $ 0.85346                 $ 0.95157                   15,498,538
         1/1/2005 to 12/31/2005                      $ 0.95157                 $ 1.02509                   14,933,648
         2/4/2002** to 12/31/2002                    $ 0.98366                 $ 0.84346                    3,092,708
         1/1/2003 to 12/31/2003                      $ 0.84346                 $ 1.06700                    5,126,970
         1/1/2004 to 12/31/2004                      $ 1.06700                 $ 1.18965                    5,476,579
         1/1/2005 to 12/31/2005                      $ 1.18965                 $ 1.28163                    6,096,985
SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.04410                      557,079
         1/1/2001 to 12/31/2001                      $ 1.04410                 $ 0.94081                    4,822,405
         1/1/2002 to 12/31/2002                      $ 0.94081                 $ 0.77601                    7,324,154
         1/1/2003 to 12/31/2003                      $ 0.77601                 $ 0.96995                    6,818,953
         1/1/2004 to 12/31/2004                      $ 0.96995                 $ 1.12629                    6,620,325
         1/1/2005 to 12/31/2005                      $ 1.12629                 $ 1.18463                    6,153,274
         2/4/2002** to 12/31/2002                    $ 0.97731                 $ 0.83825                    1,061,212
         1/1/2003 to 12/31/2003                      $ 0.83825                 $ 1.04790                    1,417,334
         1/1/2004 to 12/31/2004                      $ 1.04790                 $ 1.21689                    1,374,111
         1/1/2005 to 12/31/2005                      $ 1.21689                 $ 1.27983                    1,369,364

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.94430                      727,420
         1/1/2001 to 12/31/2001                      $ 0.94430                 $ 0.72585                    4,573,063
         1/1/2002 to 12/31/2002                      $ 0.72585                 $ 0.59296                    6,199,295
         1/1/2003 to 12/31/2003                      $ 0.59296                 $ 0.74486                    5,899,804
         1/1/2004 to 12/31/2004                      $ 0.74486                 $ 0.85068                    5,716,172
         1/1/2005 to 12/31/2005                      $ 0.85068                 $ 0.95452                    5,374,033
         2/4/2002** to 12/31/2002                    $ 0.99846                 $ 0.85393                      823,568
         1/1/2003 to 12/31/2003                      $ 0.85393                 $ 1.07261                    1,230,724
         1/1/2004 to 12/31/2004                      $ 1.07261                 $ 1.22497                    1,258,600
         1/1/2005 to 12/31/2005                      $ 1.22497                 $ 1.37436                    1,011,416


  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 90

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.91251                      810,786
         1/1/2001 to 12/31/2001                      $ 0.91251                 $ 0.69040                    2,722,542
         1/1/2002 to 12/31/2002                      $ 0.69040                 $ 0.48564                    3,368,105
         1/1/2003 to 12/31/2003                      $ 0.48564                 $ 0.60731                    3,287,546
         1/1/2004 to 12/31/2004                      $ 0.60731                 $ 0.67315                    2,962,682
         1/1/2005 to 4/29/2005                       $ 0.67315                 $ 0.62908                            0
         2/4/2002** to 12/31/2002                    $ 0.96821                 $ 0.74461                      243,813
         1/1/2003 to 12/31/2003                      $ 0.74461                 $ 0.93117                      445,019
         1/1/2004 to 12/31/2004                      $ 0.93117                 $ 1.03208                      434,466
         1/1/2005 to 4/29/2005                       $ 1.03208                 $ 0.96445                            0
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.97366                    1,181,291
         1/1/2001 to 12/31/2001                      $ 0.97366                 $ 0.75936                    4,194,730
         1/1/2002 to 12/31/2002                      $ 0.75936                 $ 0.40193                    5,093,082
         1/1/2003 to 12/31/2003                      $ 0.40193                 $ 0.55548                    5,645,379
         1/1/2004 to 12/31/2004                      $ 0.55548                 $ 0.65495                    5,609,864
         1/1/2005 to 12/31/2005                      $ 0.65495                 $ 0.67992                    6,805,650
         2/4/2002** to 12/31/2002                    $ 0.95936                 $ 0.58443                      756,328
         1/1/2003 to 12/31/2003                      $ 0.58443                 $ 0.80750                    1,178,996
         1/1/2004 to 12/31/2004                      $ 0.80750                 $ 0.95200                    1,360,156
         1/1/2005 to 12/31/2005                      $ 0.95200                 $ 0.98826                    1,698,859

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.01546                      722,150
         1/1/2001 to 12/31/2001                      $ 1.01546                 $ 1.04100                    7,856,471
         1/1/2002 to 12/31/2002                      $ 1.04100                 $ 1.02813                    9,066,653
         1/1/2003 to 12/31/2003                      $ 1.02813                 $ 1.24124                    9,447,820
         1/1/2004 to 12/31/2004                      $ 1.24124                 $ 1.33818                    9,045,748
         1/1/2005 to 12/31/2005                      $ 1.33818                 $ 1.37312                    7,807,777
         2/4/2002** to 12/31/2002                    $ 0.99887                 $ 0.98184                    1,529,066
         1/1/2003 to 12/31/2003                      $ 0.98184                 $ 1.18535                    3,798,121
         1/1/2004 to 12/31/2004                      $ 1.18535                 $ 1.27784                    4,126,423
         1/1/2005 to 12/31/2005                      $ 1.27784                 $ 1.31099                    3,576,187


  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.04774                    1,448,492
         1/1/2001 to 12/31/2001                      $ 1.04774                 $ 1.12247                   18,070,959
         1/1/2002 to 12/31/2002                      $ 1.12247                 $ 1.21092                   23,310,960
         1/1/2003 to 12/31/2003                      $ 1.21092                 $ 1.26394                   27,581,422
         1/1/2004 to 12/31/2004                      $ 1.26394                 $ 1.31224                   23,832,755
         1/1/2005 to 12/31/2005                      $ 1.31224                 $ 1.32513                   20,690,952
         2/4/2002** to 12/31/2002                    $ 1.00358                 $ 1.06613                    6,564,425
         1/1/2003 to 12/31/2003                      $ 1.06613                 $ 1.11297                   10,369,192
         1/1/2004 to 12/31/2004                      $ 1.11297                 $ 1.15556                   10,417,848
         1/1/2005 to 12/31/2005                      $ 1.15556                 $ 1.16696                    9,283,073
SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.83561                    1,515,243
         1/1/2001 to 12/31/2001                      $ 0.83561                 $ 0.67759                    6,095,282
         1/1/2002 to 12/31/2002                      $ 0.67759                 $ 0.45382                    8,181,551
         1/1/2003 to 12/31/2003                      $ 0.45382                 $ 0.63603                    8,150,706
         1/1/2004 to 12/31/2004                      $ 0.63603                 $ 0.76134                    8,016,562
         1/1/2005 to 12/31/2005                      $ 0.76134                 $ 0.88437                    8,516,490
         2/4/2002** to 12/31/2002                    $ 0.96873                 $ 0.71988                      794,585
         1/1/2003 to 12/31/2003                      $ 0.71988                 $ 1.00882                    1,489,842
         1/1/2004 to 12/31/2004                      $ 1.00882                 $ 1.20761                    1,510,321
         1/1/2005 to 12/31/2005                      $ 1.20761                 $ 1.40267                    1,644,239

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.83474                      441,462
         1/1/2001 to 12/31/2001                      $ 0.83474                 $ 0.68188                    2,522,640
         1/1/2002 to 12/31/2002                      $ 0.68188                 $ 0.46899                    2,932,746
         1/1/2003 to 12/31/2003                      $ 0.46899                 $ 0.62301                    2,995,098
         1/1/2004 to 12/31/2004                      $ 0.62301                 $ 0.60866                    2,860,158
         1/1/2005 to 12/31/2005                      $ 0.60866                 $ 0.61518                    2,493,758
         2/4/2002** to 12/31/2002                    $ 0.97561                 $ 0.72521                      544,296
         1/1/2003 to 12/31/2003                      $ 0.72521                 $ 0.96342                      862,743
         1/1/2004 to 12/31/2004                      $ 0.96342                 $ 0.94136                      881,042
         1/1/2005 to 12/31/2005                      $ 0.94136                 $ 0.95138                      836,686


  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 92

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.10899                    1,013,389
         1/1/2001 to 12/31/2001                      $ 1.10899                 $ 1.12776                    5,986,116
         1/1/2002 to 12/31/2002                      $ 1.12776                 $ 0.95217                    8,420,757
         1/1/2003 to 12/31/2003                      $ 0.95217                 $ 1.24988                    8,325,494
         1/1/2004 to 12/31/2004                      $ 1.24988                 $ 1.48755                    8,294,965
         1/1/2005 to 12/31/2005                      $ 1.48755                 $ 1.53474                    7,346,572
         2/4/2002** to 12/31/2002                    $ 0.98396                 $ 0.84988                    2,200,257
         1/1/2003 to 12/31/2003                      $ 0.84988                 $ 1.11558                    3,165,113
         1/1/2004 to 12/31/2004                      $ 1.11558                 $ 1.32788                    3,593,566
         1/1/2005 to 12/31/2005                      $ 1.32788                 $ 1.36999                    3,265,910

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.79227                      693,204
         1/1/2001 to 12/31/2001                      $ 0.79227                 $ 0.66171                    3,503,249
         1/1/2002 to 12/31/2002                      $ 0.66171                 $ 0.48778                    4,108,519
         1/1/2003 to 12/31/2003                      $ 0.48778                 $ 0.60541                    3,953,002
         1/1/2004 to 12/31/2004                      $ 0.60541                 $ 0.66033                    3,679,812
         1/1/2005 to 12/31/2005                      $ 0.66033                 $ 0.74991                    3,228,830
         2/4/2002** to 12/31/2002                    $ 0.97345                 $ 0.77240                      272,093
         1/1/2003 to 12/31/2003                      $ 0.77240                 $ 0.95860                      426,339
         1/1/2004 to 12/31/2004                      $ 0.95860                 $ 1.04544                      452,645
         1/1/2005 to 12/31/2005                      $ 1.04544                 $ 1.18721                      422,319

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.85233                    1,254,905
         1/1/2001 to 12/31/2001                      $ 0.85233                 $ 0.71906                    5,750,267
         1/1/2002 to 12/31/2002                      $ 0.71906                 $ 0.48794                    6,976,552
         1/1/2003 to 12/31/2003                      $ 0.48794                 $ 0.59595                    6,981,606
         1/1/2004 to 12/31/2004                      $ 0.59595                 $ 0.62365                    6,751,783
         1/1/2005 to 12/31/2005                      $ 0.62365                 $ 0.71651                    6,027,621
         2/4/2002** to 12/31/2002                    $ 0.96941                 $ 0.72083                      743,529
         1/1/2003 to 12/31/2003                      $ 0.72083                 $ 0.88040                    1,245,148
         1/1/2004 to 12/31/2004                      $ 0.88040                 $ 0.92132                    1,147,725
         1/1/2005 to 12/31/2005                      $ 0.92132                 $ 1.05848                    1,081,009


  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.75990                    1,305,959
         1/1/2001 to 12/31/2001                      $ 0.75990                 $ 0.56163                    2,243,267
         1/1/2002 to 12/31/2002                      $ 0.56163                 $ 0.32494                    2,590,099
         1/1/2003 to 12/31/2003                      $ 0.32494                 $ 0.45628                    3,243,536
         1/1/2004 to 12/31/2004                      $ 0.45628                 $ 0.45003                    2,868,543
         1/1/2005 to 4/29/2005                       $ 0.45003                 $ 0.40195                            0
         2/4/2002** to 12/31/2002                    $ 0.97074                 $ 0.60245                       40,621
         1/1/2003 to 12/31/2003                      $ 0.60245                 $ 0.84598                      338,831
         1/1/2004 to 12/31/2004                      $ 0.84598                 $ 0.83430                      351,344
         1/1/2005 to 4/29/2005                       $ 0.83430                 $ 0.74523                            0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.84672                      943,082
         1/1/2001 to 12/31/2001                      $ 0.84672                 $ 0.53757                    4,590,254
         1/1/2002 to 12/31/2002                      $ 0.53757                 $ 0.41046                    5,579,681
         1/1/2003 to 12/31/2003                      $ 0.41046                 $ 0.56496                    5,249,603
         1/1/2004 to 12/31/2004                      $ 0.56496                 $ 0.64928                    4,721,996
         1/1/2005 to 12/31/2005                      $ 0.64928                 $ 0.74528                    4,600,115
         2/4/2002** to 12/31/2002                    $ 0.99603                 $ 0.80285                      424,766
         1/1/2003 to 12/31/2003                      $ 0.80285                 $ 1.10501                      763,000
         1/1/2004 to 12/31/2004                      $ 1.10501                 $ 1.27001                      848,132
         1/1/2005 to 12/31/2005                      $ 1.27001                 $ 1.45769                      839,210
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $ 9.99933                          468
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/02/2005                  $10.09338                 $11.73323                            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07970                 $10.33229                          695
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05481                 $10.28681                            0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/02/2005                  $10.05009                 $11.34495                            0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04988                 $10.42169                        3,138
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06658                 $10.35426                        3,733


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 94

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04202                 $10.33700                          480
AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99886                 $10.01933                       35,254
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99886                 $10.00933                       16,953
AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14710                 $12.04155                       11,885
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99886                 $10.02932                        4,895
AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08492                 $10.73678                        5,473
AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01133                 $10.33264                          399
AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04570                 $10.03757                        3,983
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99886                 $10.98052                        8,235
AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01541                 $10.64464                          193
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03302                 $10.78065                          471
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99886                 $10.60000                        1,893
AST HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
         3/14/2005* to 12/31/2005                    $ 9.97681                 $ 9.87825                        5,242
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91389                 $10.67460                       15,216
AST LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.07726                 $10.57804                       31,485
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99886                 $ 9.96977                        9,454


  * DATE THAT FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12625                 $10.92526                       18,742

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96626                 $10.49866                        3,218

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03693                 $10.78089                       13,545

AST MID CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.06503                 $10.37369                        1,319

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05576                 $11.35869                       10,238

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02196                 $10.90682                       24,263

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99886                 $10.07733                        7,572

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99886                 $10.03931                            0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04866                 $10.66828                        5,525

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02867                 $10.37610                        8,025

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94939                 $ 9.46839                        6,633

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00286                 $11.76236                       62,664

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88103                 $12.08600                       12,954


  * DATE THAT FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 96

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO--SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 1.00400                 $ 0.83038                    1,473,096
         1/1/2001 to 12/31/2001                      $ 0.83038                 $ 0.61510                    4,870,436
         1/1/2002 to 12/31/2002                      $ 0.61510                 $ 0.44459                    5,096,340
         1/1/2003 to 12/31/2003                      $ 0.44459                 $ 0.57657                    4,772,334
         1/1/2004 to 12/31/2004                      $ 0.57657                 $ 0.59255                    4,419,591
         1/1/2005 to 12/31/2005                      $ 0.59255                 $ 0.60787                    3,753,378
         2/4/2002** to 12/31/2002                    $ 0.97419                 $ 0.74968                      287,219
         1/1/2003 to 12/31/2003                      $ 0.74968                 $ 0.97207                      505,453
         1/1/2004 to 12/31/2004                      $ 0.97207                 $ 0.99891                      579,355
         1/1/2005 to 12/31/2005                      $ 0.99891                 $ 1.02463                      407,436


  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.

 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES:
(CONTRACT W/CREDIT GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06145                 $11.75073                            0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04782                 $11.04034                            0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98600                 $11.27691                            0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99992                 $10.05598                            0

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05597                 $10.32516                            0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03732                 $11.19819                            0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03172                 $10.92445                            0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.06867                 $ 9.48068                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02500                 $10.18186                            0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01697                 $10.61664                       65,028

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00702                 $10.44620                       44,618

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02493                 $10.57131                            0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02885                 $10.78307                       77,676

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07564                 $10.42666                            0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91203                 $10.60969                            0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.05585                 $ 9.60094                            0


* Date that fund and/or benefit was first added to annuity.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 98

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/CREDIT GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02813                 $10.63711                            0
SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98879                 $10.08338                            0
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.11445                            0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03564                 $11.68501                            0
SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03026                 $10.45862                            0
SP SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.05714                 $10.45206                            0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07347                 $11.92709                            0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.03000                 $12.06788                            0
SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.04299                 $ 9.58740                            0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.92621                 $11.23793                            0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $ 9.99180                            0
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.09257                 $11.64968                            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07889                 $10.25092                            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05400                 $10.20591                            0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.04928                 $11.26425                            0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04907                 $10.33975                            0


* DATE THAT FUND AND/OR BENEFIT FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/CREDIT GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06577                 $10.27260                            0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04122                 $10.25565                            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.01176                            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.00178                            0
AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14629                 $11.94685                            0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.02175                            0
AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08411                 $10.65216                            0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01052                 $10.25131                            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04489                 $ 9.95852                            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.89421                            0
AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01461                 $10.56091                            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03221                 $10.69595                            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.51651                            0
AST HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
         3/14/2005* to 12/31/2005                    $ 9.97600                 $ 9.80046                            0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91308                 $10.59056                            0
AST LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.07646                 $10.49471                            0


* DATE THAT FUND AND/OR BENEFIT FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 100

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/CREDIT GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $ 9.89115                            0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12544                 $10.83913                            0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96545                 $10.41606                            0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03612                 $10.69610                            0

AST MID CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.06422                 $10.29196                            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05495                 $11.26937                            0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02116                 $10.82098                            0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $ 9.99792                            0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.03174                            0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04786                 $10.58426                            0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02787                 $10.29451                            0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94859                 $ 9.39375                            0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00205                 $11.66986                            0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88022                 $11.99077                            0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO--SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04399                 $10.33470                            0


* DATE THAT FUND AND/OR BENEFIT FIRST ADDED TO ANNUITY.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10
         APPENDIX B

CALCULATION OF EARNINGS APPRECIATOR BENEFIT

EXAMPLE 1:
Assume that a purchase payment of $70,000 is made on the contract date. Assume that no withdrawals or subsequent purchase payments are made and that the contract value used in the death benefit calculation is $120,000. Also assume that the owner (or joint owner, if older) is younger than age 66 on the date the application is signed.

45% of lesser of:
  Adjusted Purchase Payment                  $70,000
  Allocated Earnings                         $50,000 contract value minus purchase payment)

Benefit (45% of $50,000)                     $22,500

EXAMPLE 2:
Assume that a 60 year old purchases a contract on 1/1/2001 with a $50,000 purchase payment.

The owner's initial purchase payment (purchase payment #1) grows to $90,000 on 1/1/2005, giving the contract $40,000 IN EARNINGS, all allocated to the initial purchase payment. On this date, the owner makes an additional purchase payment of $60,000. The $60,000 purchase payment increases the contract value to $150,000 ($90,000 + $60,000). At this time, there are no earnings allocated to the additional purchase payment (purchase payment #2). However, future earnings will now be allocated to the two purchase payments in the following proportions:

      (purchase payment#1 + earnings) / total contract value = ($50,000 + $40,000*) / $150,000 = 60%
      (purchase payment#2 + earnings) / total contract value = ($60,000 + $0) / $150,000 = 40%

On 1/1/2009 the owner makes a withdrawal of $38,000. The contract value has grown an additional $40,000 from $150,000 on 1/1/2005 to $190,000 on 1/1/2009 prior to the withdrawal. The $40,000 IN NEW EARNINGS will be allocated among the two purchase payments prior to the withdrawal using the percentages determined above.

      $40,000 IN NEW EARNINGS
      Earnings Allocated to Adjusted Purchase Payment #1 (60% of $40,000) = $24,000
      Earnings Allocated to Adjusted Purchase Payment # 2 (40% of $40,000) = $16,000

The earnings allocated to each purchase payment now are as follows:

                                          BEFORE
                                           NEW
                                         EARNINGS        $40,000 NEW EARNINGS         TOTAL
                                         --------    +   --------------------    =   --------
Purchase Payment #1                      $ 50,000              $     0               $ 50,000
Earnings Allocated to #1                 $ 40,000              $24,000               $ 64,000
Purchase Payment #2                      $ 60,000              $     0               $ 60,000
Earnings Allocated to #2                 $      0              $16,000               $ 16,000
                                         --------              -------               --------
                                         $150,000     +        $40,000            =  $190,000

--------------------------------------------------------------------------------
 102

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

The withdrawal of $38,000 reduces the contract value by 20% ($38,000/$190,000). The withdrawal will reduce both purchase payments and the earnings allocated to each of them by 20% as shown below.

                                 BEFORE
                               WITHDRAWAL         REDUCED BY 20%
                               ----------         --------------
Adjusted Purchase Payment #1    $ 50,000             $ 40,000
Earnings Allocated to #1        $ 64,000             $ 51,200
Adjusted Purchase Payment #2    $ 60,000             $ 48,000
Earnings Allocated to #2        $ 16,000             $ 12,800
                                --------             --------
                                $190,000             $152,000

'The contract value grows $20,000 from $152,000 on 1/1/2009 to $172,000 on
1/1/2011. THE $20,000 IN NEW EARNINGS will be allocated among the two purchase payments using the percentages determined above.

        $20,000 IN NEW EARNINGS
        Earnings Allocated to Adjusted Purchase Payment #1 (60% of $20,000) = $12,000
        Earnings Allocated to Adjusted Purchase Payment #2 (40% of $20,000) = $8,000

The earnings allocated to each purchase payment now are as follows:

                                      BEFORE
                                       NEW
                                     EARNINGS        $20,000 NEW EARNINGS         TOTAL
                                     --------    +   --------------------    =   --------
Adjusted Purchase Payment #1         $ 40,000              $     0               $ 40,000
Earnings Allocated to #1             $ 51,200              $12,000               $ 63,200
Adjusted Purchase Payment #2         $ 48,000              $     0               $ 48,000
Earnings Allocated to #2             $ 12,800              $ 8,000               $ 20,800
                                     --------              -------               --------
                                     $152,000    +         $20,000           =   $172,000

Now let's calculate the total Earnings Appreciator Benefit as of 1/1/2011:

Benefit on Purchase Payment #1                           Benefit on Purchase Payment #2
  45% of lesser of:                                      45% of lesser of:
     Adjusted Purchase Payment        $40,000              Adjusted Purchase Payment           $48,000
     Allocated Earnings               $63,200              Allocated Earnings                  $20,800
  45% OF $40,000                      $18,000            45% OF $20,800                         $9,360

         TOTAL EARNINGS APPRECIATOR BENEFIT: $18,000 + $9,360 = $27,360

--------------------------------------------------------------------------------
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

PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10
         APPENDIX C

SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company. Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

-  Your age;

- The amount of your investment and any planned future deposits into the annuity;

- How long you intend to hold the annuity (also referred to as investment time horizon);

-  Your desire to make withdrawals from the annuity;

-  Your investment return objectives;

-  The effect of optional benefits that may be elected; and

- Your desire to minimize costs and/or maximize return associated with the annuity.

   The following chart sets forth the prominent features of each available Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners Annuity One/Plus and the Strategic Partners Annuity One/Plus Enhanced contracts ("Enhanced Contracts" refers to the version of the contract offered beginning in February of 2002), Strategic Partners Advisor offers few optional benefits.

- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.

- Strategic Partners Annuity One/Plus Enhanced comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options that are not available in the bonus version.

--------------------------------------------------------------------------------
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
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PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of the available Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

                                                                                         STRATEGIC PARTNERS    STRATEGIC PARTNERS
                                                                   STRATEGIC PARTNERS       ANNUITY ONE/          ANNUITY ONE/
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS     ANNUITY ONE/PLUS        PLUS ENHANCED         PLUS ENHANCED
                             ADVISOR               SELECT                 BONUS               NON BONUS               BONUS

----------------------------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000               $10,000
----------------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified & Non-   80 Qualified & 85     80 Qualified & Non-   85 Qualified & Non-   85 Qualified & Non-
                       Qualified             Non-Qualified         Qualified             Qualified             Qualified
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  7 Years (7%, 6%,      9 Years (7%, 7%,      7 Years (7%, 6%,      7 Years (8%, 8%,
Schedule                                     5%, 4%, 3%, 2%, 1%)   7%, 6%, 5%, 4%, 3%,   5%, 4%, 3%, 2%, 1%)   8%, 8%, 7%, 6%, 5%)
                                             Contract date based   2%, 1%) Payment       Payment date based    Payment date based
                                                                   date based
----------------------------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross          10% of gross
Withdrawal(1)                                purchase payments     purchase payments     purchase payments     purchase payments
                                             per contract year,    made as of last       made as of last       made as of last
                                             cumulative up to 7    contract              contract              contract
                                             years or 70% of       anniversary per       anniversary per       anniversary per
                                             gross purchase        contract year         contract year         contract year
                                             payments
----------------------------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.52%                 1.40%                 1.40%                 1.50%
Administration Charge
----------------------------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     $30. Waived if        The lesser of $30     The lesser of $35     The lesser of $35
Fee (assessed          or 2% of your         contract value is     or 2% of your         or 2% of your         or 2% of your
annually)              contract value.       $50,000 or more       contract value.       contract value.       contract value.
                       Waived if contract                          Waived if contract    Waived if contract    Waived if contract
                       value is $50,000 or                         value is $50,000 or   value is $75,000 or   value is $75,000 or
                       more                                        more                  more                  more
----------------------------------------------------------------------------------------------------------------------------------
Contract Credit        No                    No                    Yes                   No                    Yes
                                                                   4% vested over 7                            3%-all amounts ages
                                                                   years                                       81-85
                                                                                                               4%-under $250,000
                                                                                                               5%-$250,000+
----------------------------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   No                    Yes                   No
                                             1-Year                                      1-Year
----------------------------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   No                    No                    No
Adjustment Account                           7-Year
(MVA)
----------------------------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    No                    No                    Yes                   No
Averaging (DCA)
----------------------------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56/62                 56/62                 56/62
Options Available
----------------------------------------------------------------------------------------------------------------------------------

1 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.

--------------------------------------------------------------------------------
                                                                             105
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PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10
--------------------------------------------------------------------------------

                                                                                         STRATEGIC PARTNERS    STRATEGIC PARTNERS
                                                                   STRATEGIC PARTNERS       ANNUITY ONE/          ANNUITY ONE/
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS     ANNUITY ONE/PLUS        PLUS ENHANCED         PLUS ENHANCED
                             ADVISOR               SELECT                 BONUS               NON BONUS               BONUS

----------------------------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   6 - available in      6 - available in      6 - available in
                                                                   Strategic Partners    Strategic Partners    Strategic Partners
                                                                   Plus only             Plus Enhanced only    Plus Enhanced only
----------------------------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       Combo: Step/Roll      The greater of:       The greater of:       The greater of:
                       purchase payment(s)   Withdrawals will      purchase payment(s)   purchase payment(s)   purchase payment(s)
                       minus proportionate   proportionately       minus proportionate   minus proportionate   minus proportionate
                       withdrawal(s) or      affect the Death      withdrawal(s) or      withdrawal(s) or      withdrawal(s) or
                       contract value        Benefit               contract value        contract value        contract value
----------------------------------------------------------------------------------------------------------------------------------
Optional Death         Combo: Step/Roll      N/A                   Step-Up               Step-Up               Step-Up
  Benefit (for an                                                  Roll-Up               Roll-Up               Roll-Up
  additional                                                       Combo: Step/Roll      Combo: Step/Roll      Combo: Step/Roll
  cost)(2,3)                                                       Earnings              Earnings              Earnings
                                                                   Appreciator Benefit   Appreciator Benefit   Appreciator Benefit
                                                                   (EAB)                 (EAB)                 (EAB)
----------------------------------------------------------------------------------------------------------------------------------
Living Benefits (for   Lifetime Five         N/A                   Lifetime Five         Lifetime Five         Lifetime Five
  an additional                                                    Guaranteed Minimum    Guaranteed Minimum    Guaranteed Minimum
  cost)(3, 4)                                                      Income Benefit        Income Benefit        Income Benefit
                                                                   (GMIB)                (GMIB)                (GMIB)
----------------------------------------------------------------------------------------------------------------------------------

2 For more information on these benefits, refer to Section 4, "What Is The Death Benefit?" in the Prospectus.

3 Not all Optional Benefits may be available in all states.

4 For more information on these benefits, refer to Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"; and Section 5, "What Is the LifeTime Five(SM) Income Benefit?" in the Prospectus.

--------------------------------------------------------------------------------
 106

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

HYPOTHETICAL ILLUSTRATION

The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

-  No subsequent deposits or withdrawals are made to/from the contract.

- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:

    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).

   The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the Withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

--------------------------------------------------------------------------------
                                                                             107
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PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10
--------------------------------------------------------------------------------

0% GROSS RETURN

                                                                                       STRATEGIC PARTNERS     STRATEGIC PARTNERS
                                                         STRATEGIC PARTNERS ANNUITY     ANNUITY ONE/PLUS       ANNUITY ONE/PLUS
      STRATEGIC PARTNERS                                          ONE/PLUS                  ENHANCED               ENHANCED
           ADVISOR          STRATEGIC PARTNERS SELECT              BONUS                   NON BONUS                BONUS
     --------------------   --------------------------   --------------------------   --------------------   --------------------
     CONTRACT   SURRENDER    CONTRACT      SURRENDER      CONTRACT      SURRENDER     CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE        VALUE         VALUE          VALUE         VALUE        VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------------------
1    $97,659     $97,659      $97,544       $91,415       $101,565       $ 95,265     $97,659     $91,522    $101,465   $ 94,148
2    $95,366     $95,366      $95,141       $90,032       $ 99,181       $ 92,881     $95,366     $90,244    $ 98,986   $ 91,866
3    $93,128     $93,128      $92,798       $88,658       $ 96,853       $ 90,553     $93,128     $88,971    $ 96,567   $ 89,641
4    $90,941     $90,941      $90,512       $87,292       $ 94,579       $ 89,504     $90,941     $87,703    $ 94,207   $ 87,470
5    $88,807     $88,807      $88,283       $85,934       $ 92,359       $ 88,241     $88,807     $86,442    $ 91,905   $ 86,171
6    $86,722     $86,722      $86,109       $84,586       $ 90,191       $ 86,983     $86,722     $85,187    $ 89,659   $ 84,879
7    $84,686     $84,686      $83,988       $83,248       $ 88,073       $ 85,731     $84,686     $83,939    $ 87,468   $ 83,594
8    $82,698     $82,698      $81,919       $81,919       $ 86,006       $ 84,486     $82,698     $82,698    $ 85,331   $ 85,331
9    $80,757     $80,757      $79,902       $79,902       $ 83,987       $ 83,247     $80,757     $80,757    $ 83,245   $ 83,245
10   $78,861     $78,861      $77,934       $77,934       $ 82,015       $ 82,015     $78,861     $78,861    $ 81,211   $ 81,211
11   $77,010     $77,010      $76,014       $76,014       $ 80,090       $ 80,090     $77,010     $77,010    $ 79,226   $ 79,226
12   $75,202     $75,202      $74,142       $74,142       $ 78,210       $ 78,210     $75,202     $75,202    $ 77,290   $ 77,290
13   $73,436     $73,436      $72,282       $72,282       $ 76,374       $ 76,374     $73,436     $73,436    $ 75,402   $ 75,402
14   $71,712     $71,712      $70,468       $70,468       $ 74,581       $ 74,581     $71,678     $71,678    $ 73,559   $ 73,559
15   $70,029     $70,029      $68,698       $68,698       $ 72,830       $ 72,830     $69,961     $69,961    $ 71,727   $ 71,727
16   $68,385     $68,385      $66,972       $66,972       $ 71,121       $ 71,121     $68,285     $68,285    $ 69,940   $ 69,940
17   $66,780     $66,780      $65,288       $65,288       $ 69,451       $ 69,451     $66,648     $66,648    $ 68,197   $ 68,197
18   $65,212     $65,212      $63,646       $63,646       $ 67,821       $ 67,821     $65,049     $65,049    $ 66,496   $ 66,496
19   $63,681     $63,681      $62,044       $62,044       $ 66,228       $ 66,228     $63,488     $63,488    $ 64,837   $ 64,837
20   $62,186     $62,186      $60,482       $60,482       $ 64,674       $ 64,674     $61,963     $61,963    $ 63,219   $ 63,219
21   $60,726     $60,726      $58,958       $58,958       $ 63,156       $ 63,156     $60,474     $60,474    $ 61,640   $ 61,640
22   $59,301     $59,301      $57,472       $57,472       $ 61,673       $ 61,673     $59,021     $59,021    $ 60,099   $ 60,099
23   $57,909     $57,909      $56,022       $56,022       $ 60,225       $ 60,225     $57,601     $57,601    $ 58,596   $ 58,596
24   $56,549     $56,549      $54,608       $54,608       $ 58,811       $ 58,811     $56,215     $56,215    $ 57,130   $ 57,130
25   $55,222     $55,222      $53,229       $53,229       $ 57,431       $ 57,431     $54,861     $54,861    $ 55,700   $ 55,700
---------------------------------------------------------------------------------------------------------------------------------

Assumptions:

1. $100,000 initial investment.

2. As of December 31, 2005 the average fund expenses = 0.99%.

3. No optional death benefit(s) and/or optional living benefit(s) were elected.

4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners Annuity One/Plus Bonus -2.35%; Strategic Partners Annuity One/Plus Enhanced Non-Bonus -2.35%; Strategic Partners Annuity One/Plus Enhanced Bonus -2.44%.

5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

6. Surrender Value assumes surrender 2 days prior to policy anniversary.

--------------------------------------------------------------------------------
 108

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

6% GROSS RETURN

                                                                                 STRATEGIC PARTNERS     STRATEGIC PARTNERS
                                                          STRATEGIC PARTNERS      ANNUITY ONE/PLUS       ANNUITY ONE/PLUS
      STRATEGIC PARTNERS                                   ANNUITY ONE/PLUS           ENHANCED               ENHANCED
           ADVISOR          STRATEGIC PARTNERS SELECT           BONUS                NON BONUS                BONUS
     --------------------   --------------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER    CONTRACT      SURRENDER     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE        VALUE         VALUE        VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------------
1    $103,502   $103,502     $103,380       $ 96,844     $107,642   $101,342    $103,502   $ 96,957    $107,536   $ 99,734
2    $107,136   $107,136     $106,864       $101,071     $111,422   $105,122    $107,136   $101,309    $111,203   $103,107
3    $110,899   $110,899     $110,506       $105,481     $115,335   $109,035    $110,899   $105,854    $114,994   $106,596
4    $114,793   $114,793     $114,252       $110,082     $119,385   $112,822    $114,793   $110,602    $118,915   $110,203
5    $118,824   $118,824     $118,124       $114,881     $123,577   $117,899    $118,824   $115,560    $122,970   $115,063
6    $122,997   $122,997     $122,127       $119,885     $127,917   $123,201    $122,997   $120,737    $127,163   $120,134
7    $127,316   $127,316     $126,267       $125,104     $132,409   $128,737    $127,316   $126,143    $131,499   $125,424
8    $131,787   $131,787     $130,546       $130,546     $137,058   $134,518    $131,787   $131,787    $135,982   $135,982
9    $136,415   $136,415     $134,971       $134,971     $141,871   $140,553    $136,415   $136,415    $140,619   $140,619
10   $141,205   $141,205     $139,545       $139,545     $146,853   $146,853    $141,205   $141,205    $145,413   $145,413
11   $146,164   $146,164     $144,275       $144,275     $152,010   $152,010    $146,164   $146,164    $150,371   $150,371
12   $151,297   $151,297     $149,165       $149,165     $157,348   $157,348    $151,297   $151,297    $155,499   $155,499
13   $156,610   $156,610     $154,220       $154,220     $162,874   $162,874    $156,610   $156,610    $160,800   $160,800
14   $162,109   $162,109     $159,447       $159,447     $168,594   $168,594    $162,109   $162,109    $166,283   $166,283
15   $167,802   $167,802     $164,851       $164,851     $174,514   $174,514    $167,802   $167,802    $171,953   $171,953
16   $173,694   $173,694     $170,439       $170,439     $180,642   $180,642    $173,694   $173,694    $177,816   $177,816
17   $179,794   $179,794     $176,215       $176,215     $186,986   $186,986    $179,794   $179,794    $183,879   $183,879
18   $186,108   $186,108     $182,188       $182,188     $193,552   $193,552    $186,108   $186,108    $190,148   $190,148
19   $192,643   $192,643     $188,363       $188,363     $200,349   $200,349    $192,643   $192,643    $196,632   $196,632
20   $199,408   $199,408     $194,747       $194,747     $207,384   $207,384    $199,408   $199,408    $203,336   $203,336
21   $206,411   $206,411     $201,347       $201,347     $214,667   $214,667    $206,411   $206,411    $210,269   $210,269
22   $213,659   $213,659     $208,172       $208,172     $222,205   $222,205    $213,659   $213,659    $217,439   $217,439
23   $221,162   $221,162     $215,227       $215,227     $230,008   $230,008    $221,162   $221,162    $224,853   $224,853
24   $228,928   $228,928     $222,522       $222,522     $238,085   $238,085    $228,928   $228,928    $232,519   $232,519
25   $236,967   $236,967     $230,064       $230,064     $246,446   $246,446    $236,967   $236,967    $240,447   $240,447
---------------------------------------------------------------------------------------------------------------------------

Assumptions:

1. $100,000 initial investment.

2. As of December 31, 2005 the average fund expenses = 0.99%.

3. No optional death benefit(s) and/or optional living benefit(s) were elected.

4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.47%; Strategic Partners Select 3.35%; Strategic Partners Annuity One/Plus Bonus 3.47%; Strategic Partners Annuity One/Plus Enhanced Non-Bonus 3.47%; Strategic Partners Annuity One/Plus Enhanced Bonus 3.37%.

5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

6. Surrender Value assumes surrender 2 days prior to policy anniversary.

--------------------------------------------------------------------------------

                       This page intentionally left blank

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD000045 (05/2006).

           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

ORD000045

STRATEGIC PARTNERS(SM)
PLUS
VARIABLE ANNUITY
--------------------------------------------------------------------------------
PROSPECTUS: MAY 1, 2006

THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
------------------------------------------------------------
Strategic Partners Plus offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Evergreen Variable Annuity Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of portfolios currently offered).
  You may choose between two basic versions of Strategic Partners Plus. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Plus, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments. The Contract With Credit comes in two forms -- one form under which bonus credits generally are not recaptured once the free look period expires and which bears higher charges, and the other form under which bonus credits vest over several years. We will continue to offer the later version of the Contract With Credit in a State until the State has approved the former version, after which approval we will offer only the former version.

PLEASE READ THIS PROSPECTUS
------------------------------------------------------------
Please read this prospectus before purchasing a Strategic Partners Plus variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

TO LEARN MORE ABOUT STRATEGIC PARTNERS
PLUS
------------------------------------------------------------
To learn more about the Strategic Partners Plus variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's office, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file number 333-37728.) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Plus SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 10 of this prospectus.
  For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS PLUS IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA.                                                                   P2082

THE PRUDENTIAL SERIES FUND

Jennison Portfolio
Prudential Equity Portfolio
Prudential Global Portfolio
Prudential Money Market Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
SP AIM Core Equity Portfolio
SP Davis Value Portfolio
SP LSV International Value Portfolio
SP Mid Cap Growth Portfolio
SP PIMCO High Yield Portfolio
SP PIMCO Total Return Portfolio
SP Prudential U.S. Emerging Growth Portfolio
SP Small Cap Growth Portfolio
SP Small-Cap Value Portfolio
SP Strategic Partners Focused Growth Portfolio
SP T. Rowe Price Large-Cap Growth Portfolio
SP William Blair International Growth Portfolio

AMERICAN SKANDIA TRUST

AST Advanced Strategies Portfolio
AST Aggressive Asset Allocation Portfolio
AST AllianceBernstein Core Value Portfolio
AST AllianceBernstein Growth & Income Portfolio
AST AllianceBernstein Managed Index 500 Portfolio
AST American Century Income & Growth Portfolio
AST American Century Strategic Balanced Portfolio
AST Balanced Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Conservative Asset Allocation Portfolio
AST DeAM Large-Cap Value Portfolio
AST DeAM Small-Cap Growth Portfolio
AST DeAM Small-Cap Value Portfolio
AST Federated Aggressive Growth Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Allocation Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST High Yield Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Bond-Debenture Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid Cap Value Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Mid-Cap Value Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Natural Resources Portfolio

EVERGREEN VARIABLE ANNUITY TRUST

Evergreen VA Balanced Fund
Evergreen VA Fundamental Large Cap Fund
Evergreen VA Growth Fund
Evergreen VA International Equity Fund
Evergreen VA Omega Fund
Evergreen VA Special Values Fund

GARTMORE VARIABLE INSURANCE TRUST

GVIT Developing Markets Fund

JANUS ASPEN SERIES

Large Cap Growth Portfolio -- Service Shares

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 2

CONTENTS
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
                                       PART I: STRATEGIC PARTNERS PLUS PROSPECTUS
                                       ------------------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary...........................................      6
                                                Summary............................................     10
                                                Summary Of Contract Expenses.......................     15
                                                Expense Examples...................................     20

                                       PART II: STRATEGIC PARTNERS PLUS PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-10
                                       ------------------------------------------------------------

                                           Section 1: What is the Strategic Partners Plus Variable
                                             Annuity?..............................................     25
                                                Short Term Cancellation Right Or "Free Look".......     26

                                           Section 2: What Investment Options Can I Choose?........     27
                                                Variable Investment Options........................     27
                                                Fixed Interest Rate Options........................     45
                                                Transfers Among Options............................     46
                                                Additional Transfer Restrictions...................     46
                                                Dollar Cost Averaging..............................     47
                                                Asset Allocation Program...........................     48
                                                Auto-Rebalancing...................................     48
                                                Scheduled Transactions.............................     48
                                                Voting Rights......................................     49
                                                Substitution.......................................     49

                                           Section 3: What Kind Of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     50
                                                Payment Provisions.................................     50
                                                Payment Provisions Without The Guaranteed Minimum
                                                  Income Benefit...................................     50
                                                    Option 1: Annuity Payments For A Fixed
                                                      Period.......................................     50
                                                    Option 2: Life Annuity with 120 Payments (10
                                                      Years) Certain ..............................     50
                                                    Option 3: Interest Payment Option..............     51
                                                    Other Annuity Options..........................     51
                                                Tax Considerations.................................     51
                                                Guaranteed Minimum Income Benefit..................     51
                                                    GMIB Option 1 -- Single Life Payout Option.....     52
                                                    GMIB Option 2 -- Joint Life Payout Option......     52
                                                How We Determine Annuity Payments..................     53

                                           Section 4: What Is The Death Benefit?...................     55
                                                Beneficiary........................................     55
                                                Calculation Of The Death Benefit...................     55
                                                Guaranteed Minimum Death Benefit...................     55
                                                    GMDB Roll-Up...................................     55
                                                    GMDB Step-Up...................................     55
                                                Special Rules If Joint Owners......................     56
                                                Payout Options.....................................     56
                                                Earnings Appreciator Benefit.......................     57
                                                Spousal Continuance Benefit........................     58

                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     60
                                                Lifetime Five Income Benefit.......................     60

                                           Section 6: How Can I Purchase A Strategic Partners Plus
                                             Contract?.............................................     67
                                                Purchase Payments..................................     67
                                                Allocation Of Purchase Payments....................     67
                                                Credits............................................     67

CONTENTS CONTINUED
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
                                                Calculating Contract Value.........................     68

                                           Section 7: What Are The Expenses Associated With The
                                             Strategic Partners Plus Contract?.....................     69
                                                Insurance And Administrative Charges...............     69
                                                Withdrawal Charge..................................     70
                                                Waiver Of Withdrawal Charges For Critical Care.....     71
                                                Minimum Distribution Requirements..................     71
                                                Contract Maintenance Charge........................     71
                                                Guaranteed Minimum Income Benefit Charge...........     71
                                                Earnings Appreciator Benefit Charge................     72
                                                Taxes Attributable To Premium......................     72
                                                Transfer Fee.......................................     72
                                                Company Taxes......................................     73
                                                Underlying Mutual Fund Fees........................     73

                                           Section 8: How Can I Access My Money?...................     74
                                                Withdrawals During The Accumulation Phase..........     74
                                                Automated Withdrawals..............................     74
                                                Suspension Of Payments Or Transfers................     74

                                           Section 9: What Are The Tax Considerations Associated
                                             With The Strategic Partners Plus Contract?............     75
                                                Contracts Owned by Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans)....................     75
                                                Contracts Held By Tax-Favored Plans................     78

                                           Section 10: Other Information...........................     82
                                                Pruco Life Insurance Company.......................     82
                                                The Separate Account...............................     82
                                                Sale and Distribution Of The Contract..............     82
                                                Litigation.........................................     83
                                                Assignment.........................................     84
                                                Financial Statements...............................     84
                                                Statement Of Additional Information................     84
                                                Householding.......................................     84

                                           Appendix A..............................................     85
                                                Accumulation Unit Values...........................     86

                                           Appendix B..............................................    103
                                                Calculation Of Earnings Appreciator Benefit........    103

                                           Appendix C..............................................    105
                                                Selecting the Variable Annuity That's Right for
                                                  You..............................................    105

PART I SUMMARY
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STRATEGIC PARTNERS PLUS PROSPECTUS

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract minus any charge we impose for premium taxes and withdrawal charges.

ADJUSTED PURCHASE PAYMENT

Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.

ANNUAL INCOME AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The Annual Income Amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

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                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and (with respect to the later version of the contract) higher insurance and administrative costs than the Contract Without Credit.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit and has lower withdrawal charges than the Contract With Credit and (with respect to the later version of the Contract With Credit) lower insurance and administrative costs.

CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Under one version of the Contract With Credit, the credit is subject to a vesting schedule, which means that if you withdraw all or part of a purchase payment within a certain period, or you begin the income phase or we pay a death benefit during that period, we may take back all or part of the credit. Under another version of the Contract With Credit, bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year before death. We have the ability to recapture such credits under both versions of the Contract With Credit. See
Section 6, "How Can I Purchase A Strategic Partners Plus Contract?"

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See
Section 4, "What Is the Death Benefit?"

DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

FIXED INTEREST RATE OPTIONS

Under the Contract Without Credit, these are investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options.

GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by

GLOSSARY CONTINUED
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                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

   The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant or number of contract anniversaries. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER

The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.

LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

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                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

PROTECTED WITHDRAWAL VALUE

Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
(888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Plus variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-10
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY?

The Strategic Partners Plus variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options and if you choose the Contract Without Credit, fixed interest rate options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   There are two basic versions of the Strategic Partners Plus variable annuity discussed in this prospectus.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

-  has higher withdrawal charges than the Contract Without Credit,

- the version of the contract under which bonus credits generally are not recaptured after the free look period has higher insurance and administrative charges than the Contract Without Credit,

-  has no fixed interest rate investment options available,

- comes in one version under which bonus credits generally are not recaptured once the free look period expires, and another version under which bonus credits vest over a period of several years. Once a State has approved the former version, we will cease offering the later version, and

- Under the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year before death.

-  Contract Without Credit.

-  does not provide a credit,

-  has lower withdrawal charges than the Contract With Credit.

- has lower insurance and administrative costs than the Contract With Credit under which the bonus credits generally are not recaptured after the free look period,

- offers two fixed interest rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

   Beginning in 2002, we started offering a version of both the Contract Without Credit and the Contract With Credit that differ from the previously-issued contracts with regard to maximum issue age, maximum annuitization age, Spousal Continuance Benefit, credit amount, contract maintenance charge, and minimum guaranteed interest rate. This subsequent version of the Strategic Partners Plus contract is described in a different prospectus.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

   The fixed interest rate options available under the Contract Without Credit offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least the annual minimum interest rate dictated by applicable state law.

   You may make up to 12 free transfers each contract year among the investment options. For the Contract Without Credit, certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

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                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

   If you change your mind about owning Strategic Partners Plus, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   Under the Contract Without Credit, you may also allocate your money to fixed interest rate options.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"

   The Lifetime Five Income Benefit (discussed in Section 5) may provide an additional amount upon which your annuity payments are based.

SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner, or last surviving of the owner and joint owner, dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance charge, a potentially larger Guaranteed Minimum Death Benefit (GMDB).

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value";

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value"; or

SUMMARY FOR SECTIONS 1-10 CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

-  the greater of the GMDB step-up value and GMDB roll-up value.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, are met.

   For an additional fee, you may also choose, if it is available under your contract, the Earnings Appreciator supplemental death benefit which provides a benefit payment upon the death of the sole owner, or last surviving of the owner and joint owner, during the accumulation phase.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

SECTION 6
HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS CONTRACT?

You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $1,000 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.

   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger (or age 80 depending on the version of the contract) on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

SECTION 7
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge. For the original version of the contract, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to the lesser of $30 or 2% of your contract value. For the later version of the contract, we deduct a contract maintenance charge of $35 if your contract value is less than $75,000 (or 2% of your contract value, if that amount is less than $35).

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

   --  1.40% if you choose the base death benefit,

   -- 1.60% if you choose the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge), or

   -- 1.70% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

       Benefit option (i.e., 0.30% in addition to the base death benefit charge), or

   -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.

- We will deduct an additional charge under the version of the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires. The charge for this feature is equal to 0.10% annually.

- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.25% of the average GMIB protected value. In the future, we may also offer other options, for which different charges may apply.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected the Guaranteed Minimum Death Benefit option (0.20% if you have not selected the Guaranteed Minimum Death Benefit Option).

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.

- There are also expenses associated with the mutual funds. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.

-  If you withdraw money (or you begin the income phase) less than:

   -- nine contract anniversaries after the purchase payment, if you purchase the Contract With Credit under which bonus credits vest over a seven year period, or

   -- seven contract anniversaries after the purchase payment, if you purchase the Contract Without Credit, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7%. For the version of the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, a withdrawal charge applies at any time prior to the seventh contract anniversary after a purchase payment was made, which ranges from 5-8%.

   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 7, "What Are The Expenses Associated With The Strategic Partners Plus Contract?"

SECTION 8
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age
59 1/2, an additional tax penalty as well. If you withdraw money less than nine years (for the Contract With Credit under which bonus credits vest over a seven year period) or seven years (for the Contract Without Credit) after making a purchase payment, we may impose a withdrawal charge. For the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, a withdrawal charge applies during the first seven contract years after a purchase payment was made, which ranges from 5-8%. In addition, if you purchase a Contract With Credit, we may take back any credit that has not vested that corresponds to the purchase payment(s) you withdraw.

   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain

SUMMARY FOR SECTIONS 1-10 CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money.

SECTION 9
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as first a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 10
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS PLUS. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Plus Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                      CONTRACT OWNER TRANSACTION EXPENSES

 WITHDRAWAL CHARGE(1)
 ---------------------------------------------------------------------------------------------------------------------
                                                              CONTRACT WITH CREDIT (BONUS
      NUMBER OF CONTRACT       CONTRACT WITH CREDIT (BONUS       CREDITS GENERALLY NOT
 ANNIVERSARIES SINCE PURCHASE  CREDITS VEST OVER SEVEN YEAR  RECAPTURABLE AFTER EXPIRATION
           PAYMENT                       PERIOD)                 OF FREE LOOK PERIOD)        CONTRACT WITHOUT CREDIT
 ----------------------------  ----------------------------  -----------------------------  --------------------------
              0                            7%                             8%                            7%
              1                            7%                             8%                            6%
              2                            7%                             8%                            5%
              3                            6%                             8%                            4%
              4                            5%                             7%                            3%
              5                            4%                             6%                            2%
              6                            3%                             5%                            1%
              7                            2%                             0%                            0%
              8                            1%                             0%                            0%
              9                            0%                             0%                            0%
                                --------------------------     --------------------------   --------------------------

MAXIMUM TRANSFER FEE
--------------------
         Each transfer after 12(2)                   $30.00


CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN STATES/JURISDICTIONS
--------------------------------------------------------------------------------
                                                    Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 7. In certain states reduced withdrawal charges may apply under the Contract With Credit. Your contract contains the applicable charges.

2: Currently we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing and do not count them toward the limit of 12 free transfers per year.

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES

MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE UPON FULL WITHDRAWAL(3)
----------------------------------------------------------------------------------------------------------------
                                                                                                           $60.00

INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
----------------------------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE INVESTMENT OPTIONS:

                                                               CONTRACT WITH
                                                               CREDIT (BONUS
                                                             CREDITS GENERALLY
                                                              NOT RECAPTURABLE
                                                            AFTER EXPIRATION OF
                                                             FREE LOOK PERIOD)
                                     ------------------------------------------------------------------
         Base Death Benefit                                               1.50%
         Base Death Benefit with
           Lifetime Five                                                  2.10%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up                                                     1.70%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up with Lifetime
           Five Income Benefit                                            2.30%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up                                          1.80%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up
           with Lifetime Five
           Income Benefit                                                 2.40%

                                                                  CONTRACT
                                                               WITHOUT CREDIT
                                                                OR CONTRACT
                                                                WITH CREDIT
                                                               (VERSION UNDER
                                                                WHICH BONUS
                                                                CREDITS VEST
                                                                 OVER SEVEN
                                                                YEAR PERIOD)
                                     ------------------------------------------------------------------
         Base Death Benefit                                             1.40%
         Base Death Benefit with
           Lifetime Five                                                2.00%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up                                                   1.60%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up with Lifetime
           Five Income Benefit                                          2.20%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up                                        1.70%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up
           with Lifetime Five
           Income Benefit                                               2.30%

ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE UPON CERTAIN
WITHDRAWALS(4)
------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE        0.25%
ANNUAL EARNINGS APPRECIATOR CHARGE AND CHARGE UPON CERTAIN TRANSACTIONS(5)
------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                    0.20% of contract value (0.15% if
                                                              Guaranteed Minimum Death Benefit
                                                              option is also selected)

3: As shown in the table above, we have the right to assess a fee of up to $60 annually and at the time of full withdrawal. For the original version of the contract, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to $30 or, if your contract value is less than $1,500, equal to 2% of your contract value. Under the most recent version of the contract, we assess a fee of $35 against contracts valued less than $75,000 (or 2% of contract value, if less).

4: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.25% of the average GMIB protected value. Subject to certain age restrictions, the roll-up value is the total of all invested purchase payments compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Both the roll-up value and the cap are reduced proportionally by withdrawals. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

5: We impose this charge only if you choose the Earnings Appreciator death benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a Guaranteed Minimum Death Benefit option (0.20% if you have not selected a Guaranteed Minimum Death Benefit option). We deduct this charge annually. We also deduct this charge if you make a full withdrawal or enter the income phase of your contract, or if a death benefit is payable, but prorate the fee to reflect a partial rather than full year. If you make a partial withdrawal, we will deduct the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not deduct the fee at that time. The fee is also calculated when you make any purchase payment or withdrawal but we do not deduct it until the next deduction date.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Plus contract, and may vary from year to year.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Underlying Mutual Fund Operating Expenses*        0.38%     1.67%

* See "Summary of Contract Expenses" -- Underlying Mutual Fund Portfolio Annual Expenses for more detail on the expenses of the underlying mutual funds.

SUMMARY OF CONTRACT EXPENSES CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND(2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%              --             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%              --             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%              --             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%              --             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%              --             0.38%
         Prudential Value Portfolio                             0.40%            0.03%              --             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%              --             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%              --             1.00%
         SP Balanced Asset Allocation Portfolio(5,6)            0.76%            0.09%              --             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%              --             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%              --             0.82%
         SP Growth Asset Allocation Portfolio(5,6)              0.81%            0.10%              --             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%              --             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%              --             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%              --             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%              --             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%              --             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%              --             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%              --             1.05%
         SP Small Cap Value Portfolio (formerly SP Goldman
           Sachs Small Cap Value Portfolio)(7)                  0.90%            0.07%              --             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%              --             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%              --             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%              --             0.98%
AMERICAN SKANDIA TRUST (2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%              --             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%              --             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%              --             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%              --             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%              --             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%              --             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%              --             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%              --             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%              --             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%              --             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%              --             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%              --             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%              --             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%              --             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%              --             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%              --             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%              --             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%              --             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%              --             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%              --             1.18%
         AST High Yield Portfolio (formerly, AST Goldman
           Sachs High Yield Portfolio)(12)                      0.75%            0.19%              --             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%              --             1.07%
         AST Large-Cap Value Portfolio (formerly AST
           Hotchkis and Wiley Large-Cap Value
           Portfolio)(13,14,15)                                 0.75%            0.16%              --             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%              --             0.97%
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%              --             1.03%
         AST MFS Global Equity Portfolio                        1.00%            0.26%              --             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%              --             1.08%
         AST Mid Cap Value Portfolio (formerly, AST Gabelli
           All-Cap Value Portfolio)(16)                         0.95%            0.22%              --             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%              --             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%              --             1.03%

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%              --             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%              --             1.27%
         AST Small-Cap Value Portfolio(13,17)                   0.90%            0.17%              --             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%              --             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%              --             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%              --             1.08%
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
         Evergreen VA Balanced Fund                             0.30%            0.20%              --             0.50%
         Evergreen VA Fundamental Large Cap Fund                0.58%            0.18%              --             0.76%
         Evergreen VA Growth Fund                               0.70%            0.22%              --             0.99%
         Evergreen VA International Equity Fund                 0.41%            0.30%              --             0.71%
         Evergreen VA Omega Fund                                0.52%            0.19%              --             0.71%
         Evergreen VA Special Values Fund                       0.78%            0.19%              --             0.97%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund(18, 19)                   1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio -- Service Shares(19)       0.64%            0.02%           0.25%             0.91%

1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."

2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.

3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.

4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.

5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.

6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.

7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."

8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."

9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.

10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.

11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.

12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."

13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.

14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."

15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.

16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."

17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.

18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.

19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.
THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1a: Contract With Credit (bonus credits vest over seven year period):
Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Withdraw All Your Assets

This example assumes that:

- You invest $10,000 in the Contract With Credit (bonus credits vest over seven year period);

- You choose a Guaranteed Minimum Death Benefit that provides the greater of the step-up and roll-up death benefit;

-  You choose the Lifetime Five Income Benefit;

-  You choose the Earnings Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

EXAMPLE 1b: Contract With Credit (bonus credits vest over seven year period):
Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract With Credit (bonus credits vest over seven year period):
Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

- You invest $10,000 in the Contract With Credit (bonus credits vest over seven year period);

-  You do not choose any optional insurance benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 2b: Contract With Credit (bonus credits vest over seven year period):
Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

EXAMPLE 3b: Contract With Credit (bonus credits are generally not recapturable after expiration of the free look period): Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 4a: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 4b: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 5a: Contract Without Credit, Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit, Earnings Appreciator Benefit and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 5b: Contract Without Credit, Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit; and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 6a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 6b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Examples 1a, 2a,
3a, 4a, 5a, and 6a) are assessed in
connection with some annuity
options, but not others.

The values shown in the 10 year
column are the same for Example 6a
and 6b, Example 5a and 5b, Example
4a and Example 4b, the same for
Example 3a and 3b, the same for
Example 2a and 2b, and the same for
Example 1a and 1b. This is because
if 10 years have elapsed since your
last purchase payment, we would no
longer deduct withdrawal charges
when you make a withdrawal or begin
the income phase of your contract.
The indicated examples reflect the
maximum withdrawal charges, but in
certain states reduced withdrawal
charges may apply for certain ages.

The examples use an average
contract maintenance charge, which
we calculated based on our estimate
of the total contract fees we
expect to collect in 2006. Your
actual fees will vary based on the
amount of your contract and your
specific allocation among the
investment options.

Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

A table of accumulation unit values
appears in Appendix A to this
prospectus.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY

CONTRACT WITH CREDIT (BONUS CREDITS VEST OVER SEVEN YEAR PERIOD): GREATER OF
ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION; LIFETIME FIVE
INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 1a:                             EXAMPLE 1b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,491    $2,347    $3,030    $4,732    $461    $1,391    $2,332    $4,732

CONTRACT WITH CREDIT (BONUS CREDITS VEST OVER SEVEN YEAR PERIOD): BASE DEATH
BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 2a:                             EXAMPLE 2b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,383    $2,033    $2,523    $3,804    $353    $1,077    $1,825    $3,804

CONTRACT WITH CREDIT (BONUS CREDITS GENERALLY NOT RECAPTURABLE AFTER
EXPIRATION OF FREE LOOK PERIOD): GREATER OF ROLL-UP AND STEP-UP GUARANTEED
MINIMUM DEATH BENEFIT OPTION; LIFETIME FIVE INCOME BENEFIT; EARNINGS
APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 3a:                             EXAMPLE 3b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,228    $2,187    $3,060    $4,856    $476    $1,435    $2,402    $4,856

CONTRACT WITH CREDIT (BONUS CREDITS GENERALLY NOT RECAPTURABLE AFTER
EXPIRATION OF FREE LOOK PERIOD): BASE DEATH BENEFIT
--------------------------------------------------------------------------
    EXAMPLE 4a:                        EXAMPLE 4b:
    IF YOU WITHDRAW YOUR ASSETS        IF YOU DO NOT WITHDRAW YOUR ASSETS
    ----------------------------------------------------------------------
    1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
    $1,121  $1,875   $2,557   $3,943   $369    $1,123    $1,899    $3,943

CONTRACT WITHOUT CREDIT: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
DEATH BENEFIT; LIFETIME FIVE INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 5a:                             EXAMPLE 5b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,078    $1,802    $2,535    $4,590    $448    $1,352    $2,265    $4,590

CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
------------------------------------------------------------------------
    EXAMPLE 6a:                       EXAMPLE 6b:
    IF YOU WITHDRAW YOUR ASSETS       IF YOU DO NOT WITHDRAW YOUR ASSETS
    --------------------------------------------------------------------
    1 YR   3 YRS    5 YRS    10 YRS   1 YR    3 YRS     5 YRS    10 YRS
    $975   $1,501   $2,049   $3,703   $345    $1,051   $1,779    $3,703

PART II SECTIONS 1-10
--------------------------------------------------------------------------------
STRATEGIC PARTNERS PLUS PROSPECTUS

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        1:
WHAT IS THE STRATEGIC PARTNERS PLUS

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.

   There are two basic versions of Strategic Partners Plus variable annuity.

Contract With Credit:

- provides for a bonus credit that we add to each purchase payment that you make ,

- comes in one version under which bonus credits generally are not recaptured after the expiration of the free look period, and another version under which bonus credits vest over a period of several years. Once a State has approved the former version, we will cease offering the later version,

-  has higher withdrawal charges than the Contract Without Credit,

- the version of the contract under which bonus credits generally are not recaptured after the free look period has higher insurance and administrative charges than the Contract Without Credit, and

-  has no fixed interest rate investment options available.

Contract Without Credit:

-  does not provide a credit,

-  has lower withdrawal charges than the Contract With Credit,

- has lower insurance and administrative costs than the Contract With Credit under which the bonus credits generally are not recaptured after the free look period, and

- offers two fixed interest rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

   Beginning in 2002, we started offering a version of both the Contract Without Credit and the Contract With Credit that differ from previously-issued contracts with regard to maximum issue age, maximum annuitization age, Spousal Continuance Benefit, credit amount, contract maintenance charge, and minimum guaranteed interest rate.

   Unless we state otherwise, when we use the word contract, it applies to both versions discussed herein.

   In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

        1:
WHAT IS THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

   You may prefer the Contract With Credit if:

- You anticipate that you will not need to withdraw purchase payments any earlier than at least seven contract anniversaries after making them,

- You do not wish to allocate purchase payments to the fixed interest rate options, and

- You believe that the bonus credit is worth the higher withdrawal charges and insurance and administrative costs.

   If you wish to have the option of allocating part of your contract value to the fixed interest rate options, you may prefer the Contract Without Credit.

   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Plus if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

   Strategic Partners Plus is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options and, if you choose the Contract Without Credit, guaranteed fixed interest rate options as well. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR

"FREE LOOK"

If you change your mind about owning Strategic Partners Plus, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:

- Your full purchase payment, less any applicable federal and state income tax withholding; or

- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, AND IF YOU CHOOSE THE CONTRACT WITHOUT CREDIT, FIXED INTEREST RATE OPTIONS.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.

   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.

   Under the manager-of-managers approach, PI has the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.

   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating marketing material discussing the contract and the available options.

   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.

   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios.

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

 28
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three- to six-year time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          AllianceBernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   Alliance Bernstein Large-Cap Growth Portfolio): seeks          Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
-----------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------

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
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   of the value of its net assets in mid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------

 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------

 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                           EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------

 ASSET ALLOCATION/ BALANCED        EVERGREEN VA BALANCED FUND: seeks capital growth and current   Evergreen Investment
                                   income. The Portfolio invests in a combination of debt         Management Company,
                                   securities, common stocks, preferred stocks and securities     LLC
                                   convertible or exchangeable for common stocks of large U.S.
                                   companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) INDEX, AT
                                   THE TIME OF PURCHASE). UNDER NORMAL CIRCUMSTANCES, THE
                                   PORTFOLIO WILL INVEST AT LEAST 25% OF ITS ASSETS IN DEBT
                                   SECURITIES AND THE REMAINDER IN EQUITY SECURITIES. THE
                                   PORTFOLIO'S MANAGERS USE A DIVERSIFIED EQUITY STYLE OF
                                   MANAGEMENT, BEST DEFINED AS A BLEND BETWEEN GROWTH AND VALUE
                                   STOCKS. THE PORTFOLIO NORMALLY INVESTS PRIMARILY ALL OF THE
                                   FIXED INCOME PORTION IN U.S. DOLLAR-DENOMINATED INVESTMENT
                                   GRADE DEBT SECURITIES, INCLUDING DEBT SECURITIES ISSUED OR
                                   GUARANTEED BY THE U.S. TREASURY OR BY AN AGENCY OR
                                   INSTRUMENTALITY OF THE U.S. GOVERNMENT, CORPORATE BONDS,
                                   MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES, AND
                                   OTHER INCOME PRODUCING SECURITIES. THE PORTFOLIO IS NOT
                                   REQUIRED TO SELL OR OTHERWISE DISPOSE OF ANY SECURITY THAT
                                   LOSES ITS RATING OR HAS ITS RATING REDUCED AFTER THE
                                   PORTFOLIO HAS PURCHASED IT.
-----------------------------------------------------------------------------------------------------------------------

 LARGE CAP VALUE                   EVERGREEN VA FUNDAMENTAL LARGE CAP FUND: seeks capital         Evergreen Investment
                                   growth with the potential for current income. The Portfolio    Management Company,
                                   invests primarily in common stocks of large U.S. companies     LLC
                                   (i.e., companies whose market capitalizations fall within
                                   the market capitalization range of the companies tracked by the Russell 1000(R) INDEX, MEASURED AT THE TIME OF
                                   PURCHASE). THE PORTFOLIO'S STOCK SELECTION IS BASED ON A
                                   DIVERSIFIED STYLE OF EQUITY MANAGEMENT THAT ALLOWS THE
                                   PORTFOLIO TO INVEST IN BOTH VALUE- AND GROWTH-ORIENTED
                                   EQUITY SECURITIES. THE PORTFOLIO'S MANAGERS SEEK COMPANIES
                                   THAT ARE TEMPORARILY UNDERVALUED IN THE MARKETPLACE, SELL AT
                                   A DISCOUNT TO THEIR PRIVATE MARKET VALUES AND DISPLAY
                                   CERTAIN CHARACTERISTICS SUCH AS EARNING A HIGH RETURN ON
                                   INVESTMENT AND HAVING SOME KIND OF COMPETITIVE ADVANTAGE IN
                                   THEIR INDUSTRY. "GROWTH" STOCKS ARE STOCKS OF COMPANIES
                                   WHICH THE PORTFOLIO'S MANAGERS BELIEVE HAVE ANTICIPATED
                                   EARNINGS RANGING FROM STEADY TO ACCELERATED GROWTH. THE
                                   PORTFOLIO INTENDS TO SEEK ADDITIONAL INCOME PRIMARILY BY
                                   INVESTING UP TO 20% OF ITS ASSETS IN CONVERTIBLE BONDS,
                                   INCLUDING BELOW INVESTMENT GRADE BONDS, AND CONVERTIBLE
                                   PREFERRED STOCKS OF ANY QUALITY. THE PORTFOLIO MAY INVEST UP
                                   TO 20% OF ITS ASSETS IN FOREIGN SECURITIES.
-----------------------------------------------------------------------------------------------------------------------

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
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  EVERGREEN VA GROWTH FUND: seeks long-term capital growth.      Evergreen Investment
                                   The Portfolio invests at least 75% of its assets in common     Management Company,
                                   stocks of small- and medium-sized companies (i.e., companies   LLC
                                   whose market capitalizations fall within the market
                                   capitalization range of the companies tracked by the Russell
                                   2000(R) GROWTH INDEX, MEASURED AT THE TIME OF PURCHASE). THE
                                   REMAINING PORTION OF THE PORTFOLIO'S ASSETS MAY BE INVESTED
                                   IN COMPANIES OF ANY SIZE. THE PORTFOLIO'S MANAGERS EMPLOY A
                                   GROWTH-STYLE OF EQUITY MANAGEMENT AND WILL PURCHASE STOCKS
                                   OF COMPANIES THAT HAVE DEMONSTRATED EARNINGS, ASSET VALUES
                                   OR GROWTH POTENTIAL WHICH THEY BELIEVE ARE NOT YET REFLECTED
                                   IN THE STOCK'S MARKET PRICE. THE PORTFOLIO'S MANAGERS
                                   CONSIDER EARNINGS GROWTH ABOVE THE AVERAGE EARNINGS GROWTH
                                   OF COMPANIES INCLUDED IN THE RUSSELL 2000(R) GROWTH INDEX AS
                                   A KEY FACTOR IN SELECTING INVESTMENTS.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              EVERGREEN VA INTERNATIONAL EQUITY FUND: seeks long-term        Evergreen Investment
                                   capital growth and secondarily, modest income. The Portfolio   Management Company,
                                   normally invests 80% of its assets in equity securities        LLC
                                   issued by established, quality, non-U.S. companies located in countries with developed markets and may purchase across all market capitalizations. The Portfolio normally invests at least 65% of its assets in securities of companies in at least three different countries (other than the U.S.). The
                                   Portfolio may also invest in emerging markets. The
                                   Portfolio's managers seek both growth and value
                                   opportunities, and the Portfolio intends to seek modest
                                   income from dividends paid by its equity holdings.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         EVERGREEN VA OMEGA FUND: seeks long-term capital growth. The   Evergreen Investment
                                   Portfolio invests primarily, and under normal conditions       Management Company,
                                   substantially all of its assets, in common stocks and          LLC
                                   securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio's managers employ a growth style of equity management. "Growth" stocks are stocks of companies that the Portfolio's managers
                                   believe have anticipated earnings ranging from steady to
                                   accelerated growth. The Portfolio may invest up to 25% of
                                   its assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   EVERGREEN VA SPECIAL VALUES FUND: seeks capital growth in      Evergreen Investment
                                   the value of its shares. The Portfolio normally invests at     Management Company,
                                   least 80% of its assets in common stocks of small U.S.         LLC
                                   companies (i.e. companies whose market capitalizations fall within the market capitalization range of the companies
                                   tracked by the Russell 2000(R) INDEX, MEASURED AT THE TIME
                                   OF PURCHASE). THE REMAINING 20% OF THE PORTFOLIO'S ASSETS
                                   MAY BE REPRESENTED BY CASH OR INVESTED IN VARIOUS CASH
                                   EQUIVALENTS OR COMMON STOCKS OF ANY MARKET CAPITALIZATION.
                                   THE PORTFOLIO'S MANAGERS SEEK TO LIMIT THE INVESTMENT RISK
                                   OF SMALL COMPANY INVESTING BY SEEKING STOCKS THAT TRADE
                                   BELOW WHAT THE MANAGERS CONSIDER THEIR INTRINSIC VALUE. THE
                                   PORTFOLIO'S MANAGERS LOOK SPECIFICALLY FOR VARIOUS GROWTH
                                   TRIGGERS, OR CATALYSTS, THAT WILL BRING THE STOCK'S PRICE
                                   INTO LINE WITH ITS ACTUAL OR POTENTIAL VALUE, SUCH AS NEW
                                   PRODUCTS, NEW MANAGEMENT, CHANGES IN REGULATION AND/OR
                                   RESTRUCTURING POTENTIAL.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                           GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                  JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long-term growth of capital in a manner          Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------

 44
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

FIXED INTEREST RATE OPTIONS

If you choose the Contract Without Credit, we offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).

   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law.

   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one year guaranteed annual interest rate for the one-year fixed interest rate option. The one-year fixed interest rate option is not available if you choose the Contract With Credit.

DOLLAR COST AVERAGING FIXED RATE OPTION

With the Contract Without Credit, you may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option.

   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $5,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the variable investment options into which the DCA Fixed Rate Option assets are transferred. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

                                                                              45
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        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options and, if you have chosen the Contract Without Credit, the fixed interest rate options as well. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made.

   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make up to 12 transfers each contract year among the investment options, without charge. Currently, we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In

 46
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option and into any other variable investment options. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

                                                                              47
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        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once you have allocated your money among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS

Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business

 48
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) or 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

VOTING RIGHTS

We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------

PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date). (Under the original version of the contract, annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90th birthday).

   The Strategic Partners Plus variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Plus Contract?" In addition, if you have purchased the Contract With Credit, we will take back any credits that have not vested when you begin the income phase. See "Credits," in Section 5.

PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected for you unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFITS, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part of or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options then offered at your annuity date.

TAX CONSIDERATIONS

If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.

GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit must be continued until at least the end of the seventh contract year. If, after the seventh contract year, you decide to stop participating in the GMIB, you may do so (if permitted by state law) but you will not be able to reinstate it. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 70 or younger in order for you to elect the Guaranteed Minimum Income Benefit, and you must also participate in the Guaranteed Minimum Death Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.25% of the average GMIB protected value described below.

- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE LENGTH OF THAT WAITING PERIOD DEPENDS UPON THE AGE OF THE ANNUITANT (OR, IF THERE IS A CO-ANNUITANT AS WELL, THE AGE OF THE OLDER OF THE TWO) AS SHOWN IN THE FOLLOWING CHART:

              CONTRACT ANNIVERSARY WHEN
AGE AT ISSUE        GMIB BECOMES
OF CONTRACT           AVAILABLE
------------  -------------------------
    0-45                 15
     46                  14
     47                  13
     48                  12
     49                  11
 50 or more              10

   Once that waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary, during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

EFFECT OF WITHDRAWALS

The protected value will equal the "roll-up value," which is the total of all invested purchase payments compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Both the roll-up and the cap are reduced proportionally by withdrawals. When the roll-up" value no longer increases, your protected value will continue to increase by any subsequent invested purchase payments, and reduce by the effect of any withdrawals.

                                                                              51
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        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value--that is, the value of the contract minus any charge we impose for premium taxes and withdrawal charges--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS

We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a "period certain." In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer.

GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   The "period certain" for the Guaranteed Minimum Income Benefit depends upon the annuitant's age on the date you exercise the GMIB payout option:

   AGE      PERIOD CERTAIN
----------  --------------
80 or less     10 years
    81          9 years
    82          8 years
    83          7 years
    84          6 years
85 or more      5 years

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 90 (with respect to the original version of the contract) and age 95 (with respect to the later version of the contract).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments

 52
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 3% to 3.5%. For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by two years, with respect to guaranteed payments.

2. Second, for life annuities under GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

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CONTINUED
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        4:

WHAT IS THE

        DEATH BENEFIT?
--------------------------------------------------------------------------------

THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT

If the sole owner dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the owner. If the owner and joint owner are spouses, we will pay this death benefit upon the death of the last surviving spouse who continues the contract as sole owner.

   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made later than one year prior to death.

2) Either the base death benefit, which equals the total purchase payments you have made less any withdrawals, or, if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value.

GUARANTEED MINIMUM DEATH BENEFIT

Under the newer version of the contracts, you may elect the base death benefit if you are 85 or younger. Under both versions of the contracts described in this prospectus, you may elect a Guaranteed Minimum Death Benefit if you are 75 or younger.

   The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole or last surviving owner during the accumulation phase.

   The GMDB protected value option can be equal to the:

   -  GMDB roll-up

   -  GMDB step-up, or

   -  Greater of the GMDB roll-up and the

      GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

The GMDB roll-up value is equal to the invested purchase payments, increased daily at an effective annual rate of 5% starting on the date that each invested purchase payment is made. Both the GMDB roll-up and the cap value will increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB STEP-UP

The step-up value equals the highest value of the contract on any contract anniversary date--that is, on each contract anniversary, the new step-up value becomes the higher of the previous step-up value and the current contract value. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.

   If an owner who has purchased a Contract With Credit makes any purchase payment later than one year prior to death, we will adjust the death benefit to take back any non-vested credit corresponding to that purchase payment.

GREATER OF STEP-UP AND ROLL-UP GUARANTEED MINIMUM DEATH BENEFIT

Under this option, the protected value is equal to the greater of the step-up value and the roll-up value.

   If you have chosen a Guaranteed Minimum Death Benefit option and death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current

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WHAT IS THE DEATH BENEFIT? CONTINUED

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

contract value as of the date that proof of death is received, and 2) the protected value of that death benefit as of age 80, reduced proportionally by any withdrawals and increased by subsequent purchase payments. For this purpose, an owner is deemed to reach age 80 on the contract anniversary on or following the owner's actual 80th birthday (or if there is a joint owner, the contract anniversary on or following the older owner's actual 80th birthday).

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Benefit are met, then the contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. If the spouse does wish to receive the death benefit, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the spouse as owner.

   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

   Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

SPECIAL RULES IF JOINT OWNERS

If the contract has an owner and a joint owner and they are spouses at the time that one dies, the surviving spouse has the choice of the following:

- The contract can continue, with the surviving spouse as the sole owner of the contract; or

- The surviving spouse can receive the adjusted contract value and the contract will end. If the surviving spouse does wish to receive the adjusted contract value, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the surviving spouse as the sole owner.

   If the contract has an owner and a joint owner, and they are not spouses at the time that one dies, the contract will not continue. Instead, the beneficiary will receive the adjusted contract value.

   Joint ownership may not be allowed in your state.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

   Choice 1. Lump sum payment of the death benefit.

      If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

   Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the second-to-die of the owner or joint owner.

      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

   Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner or joint owner.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?"

EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit is an optional, supplemental death benefit that provides a benefit payable upon the death of the sole or last surviving owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state. You must be 75 or younger in order to elect the Earnings Appreciator Benefit.

   An Earnings Appreciator Benefit is calculated for each purchase payment you make. Your total Earnings Appreciator Benefit is the sum of the Earnings Appreciator Benefits for all of your purchase payments.

If the owner (or older of owner and joint owner if there is a joint owner) is younger than age 66 on the date the application is signed, the Earnings Appreciator Benefit for each purchase payment is 45% of the lesser of:

   - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

   -  Earnings attributed to that adjusted purchase payment.

   If the owner (or older of owner and joint owner if there is a joint owner) is age 66 or older (and younger than age 76) on the date the application is signed, the Earnings Appreciator Benefit for each purchase payment is 25% of the lesser of:

   - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

   -  Earnings attributed to that adjusted purchase payment.

   The following rules apply to the calculation of the benefit:

   - Each "adjusted purchase payment" is the invested purchase payment reduced pro-rata by any subsequent withdrawals. Reduction on a pro-rata basis means that we calculate the percentage of your current contract value being withdrawn and reduce each adjusted purchase payment made prior to the withdrawal by that percentage. For example, if your contract value is $40,000 and you withdraw $10,000, you have withdrawn 25% of your contract value. If you have two adjusted purchase payments prior to the withdrawal ($10,000 and $20,000), each of those adjusted purchase payments would be reduced by 25% (to $7,500 and $15,000). The amount of earnings allocated to each adjusted purchase payment is also reduced by the same percentage. These calculations, therefore, do not depend on the actual investment option from which the withdrawal is made, and they are different calculations than those that apply for other reasons under the contract, such as for the withdrawal charge or for tax purposes.

   - Earnings are periodically allocated to each adjusted purchase payment on a pro-rata basis. We calculate the amount of earnings since the last earnings allocation and we allocate those earnings proportionately among the adjusted purchase payments (based on the amount of each adjusted purchase payment plus the earnings previously allocated to that adjusted purchase payment). For example, if you have two adjusted purchase payments -- one with an adjusted purchase payment and allocated earnings of $30,000 and the other with an adjusted

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WHAT IS THE DEATH BENEFIT? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

      purchase payment and allocated earnings of $20,000 (therefore 60% and 40% of the total respectively) -- and your contract has earned $5,000 since the last calculation, 60% of the earnings ($3,000) will be allocated to the first adjusted purchase payment and 40% of the earnings ($2,000) will be allocated to the second adjusted purchase payment. This calculation, therefore, does not apply different rates of return to different purchase payments based on the investment options in which the particular purchase payment was invested. When allocating earnings at the time of a death benefit payment, we will first deduct from earnings the amount of any charges deducted and credit recaptured from your contract value at that time.

   - Under the Spousal Continuance Benefit, we will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with that benefit) if that owner is age 76 or older when Spousal Continuance is activated. If the surviving spouse does continue the Earnings Appreciator Benefit, then we will calculate the benefit payable upon the surviving spouse's death in the same manner as discussed above, except that we will treat the contract value (as adjusted to reflect the Spousal Continuance Benefit) as the first adjusted purchase payment against which the Earnings Appreciator percentages are applied.

   See Appendix B for examples of the benefit calculations.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

   -  the date you make a total withdrawal from the contract,

   - the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

   -  the date the contract terminates, or

   -  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This is a benefit that, depending on the contract options chosen, can give the owner's surviving spouse a stepped-up account value upon the owner's death. Any person who buys a contract and meets our eligibility criteria for this benefit receives the benefit without charge. The benefit must be selected within 60 days of the owner's death, and may not be available under all contracts. The benefit described in this section applies only to the later version of this contract. Under the original version of this contract, no stepped-up contract value is available to a surviving spouse who continues the contract.

   We offer the Spousal Continuance Benefit only if each of the following conditions is present on the date we receive proof of the owner's death: 1) there is only one owner of the contract and that owner is the sole annuitant, 2) there is only one beneficiary, 3) the beneficiary is the owner's spouse, 4) the surviving spouse is not older than 95 on that date, and 5) the surviving spouse becomes the new owner and annuitant. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.

   Under the Spousal Continuance Benefit, we impose no withdrawal charge at the time of the owner's death, and we will not impose any withdrawal charges on the surviving spouse with respect to the withdrawal of purchase payments made by the owner prior to the activation of the benefit. However, we will continue to impose withdrawal charges with respect to purchase payments made by the surviving spouse as new owner.

   IF YOU HAVE NOT SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE (I.E., YOU HAVE THE BASE DEATH BENEFIT), then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

the greater of the following: 1) the contract value as of the date of our receipt of proof of death or 2) the sum of all invested purchase payments (adjusted for withdrawals) made prior to the date on which we receive proof of the owner's death. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above.

   IF YOU HAVE SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE WITH THE ROLL-UP OPTION, then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal the greater of the following: 1) the contract value as of the date of our receipt of proof of death, or 2) the roll-up value. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above. When the Spousal Continuance Benefit is activated by a surviving spouse who is younger than 80, we will adjust the roll-up value under the surviving spouse's contract to equal the contract value (adjusted, as described immediately above). In addition, in that case we will reset the surviving spouse's roll-up cap to equal 200% of the contract value (adjusted, as described immediately above). We make no adjustment to the roll-up value or the roll-up cap if the surviving spouse is 80 or older, except to account for additional purchase payments and to reduce the roll-up value proportionately by withdrawals. If the surviving spouse was younger than 80 at the owner's death, then we will continue to increase the roll-up value annually until the earlier of either (i) the surviving spouse's attainment of age 80 or
(ii) the attainment of the roll-up cap (i.e., the reset roll-up cap discussed above). Once the roll-up value ceases to increase, we thereafter will adjust the roll-up value only to account for subsequent purchase payments and to diminish it proportionally by withdrawals.

   IF YOU HAVE SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE WITH THE STEP-UP GMDB OPTION, then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal the greater of the following: 1) the contract value as of the date of our receipt of proof of death, or 2) the step-up value. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above. When the Spousal Continuance Benefit is activated by a surviving spouse younger than 80, we will adjust the step-up value to equal the contract value (adjusted, as described immediately above). We make no such adjustment if the surviving spouse is 80 or older. If the surviving spouse was younger than 80 at the owner's death, then we will continue to adjust the step-up value annually until the surviving spouse's attainment of age 80. After the surviving spouse attains age 80, we will continue to adjust the step-up value only to account for additional purchase payments and to reduce the step-up value proportionally by withdrawals.

   IF YOU HAVE SELECTED THE GREATER OF ROLL-UP AND STEP-UP AS YOUR GMDB OPTION, then we will calculate those values upon activation of the Spousal Continuance Benefit in accordance with the procedures set out in the immediately preceding paragraphs and in your contract.

   After activation of the Spousal Continuance Benefit, we will calculate the Earnings Appreciator Benefit in the manner discussed under "Earnings Appreciator Death Benefit". We do not allow the surviving spouse to retain the Guaranteed Minimum Income Benefit under the Spousal Continuance Benefit (or bear the charge associated with that benefit).

   In the preceding discussion of the Spousal Continuance Benefit, we intend references to attainment of age 80 to refer to the contract anniversary on or following the actual 80th birthday of the surviving spouse.

                                                                              59
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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        5:

WHAT IS THE LIFETIME FIVE

        INCOME BENEFIT?
--------------------------------------------------------------------------------

LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contact owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit.

- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.

PROTECTED WITHDRAWAL VALUE

The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal.

--------------------------------------------------------------------------------
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

With respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments for the Contract With Credit.

- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.

   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.

   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.

   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in

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excess of that amount until the Protected Withdrawal Value is reduced to zero.
At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000.

   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):

(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05 to the power of (393/365) =
     $263,484.33

(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93

-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.

- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal

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   x Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.

- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623

-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503

-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1, 2010, then the following values would result:

-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000

- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.

   If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.

- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.

BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

   you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

ELECTION OF LIFETIME FIVE

Lifetime Five can be elected only after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's

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contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS

If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        6:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        PLUS CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

The initial purchase payment is the amount of money you first pay us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger (or age 80 depending on the version of the contract) on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday (or 81st birthday depending on the version of the contract) of:

-  the owner,

-  the joint owner,

-  the annuitant, or

-  the co-annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year, other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable investment options or, if you choose the Contract Without Credit, the fixed interest rate options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. If you purchase the Contract Without Credit, allocations to the DCA Fixed Rate Option must be no less than $5,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable investment options in the same percentages as the purchase payment.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, the credit percentage is currently equal to 4% of each

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

purchase payment. With the approval of the SEC, we can change that credit percentage, but we guarantee it will never be less than 3%. Under the version of the Contract With Credit under which bonus credits generally are not recapturable after expiration of the free look period, the bonus credit that we pay with respect to any purchase payment depends on (i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and
(ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000 or 5% if the purchase payment is greater than or equal to $250,000; and

- if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, each credit is subject to its own vesting schedule, which is shown below. If you make a withdrawal of all or part of a purchase payment, or you begin the income phase of the contract, we will take back the non-vested portion of the credit attributable to that purchase payment. Withdrawals of purchase payments occur on a first-in first-out basis. This credit that we take back is in addition to any withdrawal charges that may apply.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, bonus credits vest according to the following schedule:

 NUMBER OF CONTRACT ANNIVERSARIES
SINCE DATE OF EACH PURCHASE PAYMENT  VESTED PERCENTAGE
-----------------------------------  -----------------
                 0                            0%
                 1                           10%
                 2                           20%
                 3                           30%
                 4                           40%
                 5                           50%
                 6                           60%
                 7                          100%

   Under each version of the Contract With Credit, if we pay a death benefit under the contract, we have the right to take back any credit we applied one year prior to the date of death or later.

   Under each version of the Contract With Credit, we recapture bonus credits if the owner returns his or her contract during the free look period.

   Depending upon the state in which your contract was issued, your contract may include a different vesting schedule.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option;

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        7:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

                    PARTNERS PLUS CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day, we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative charge also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   The death benefit charge is equal to:

   -  1.40% on an annual basis if you choose the base death benefit,

   - 1.60% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge), or

   - 1.70% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.30% in addition to the base death benefit charge).

   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the version of the Contract With Credit under which bonus credits generally are not recapturable after expiration of the free look period. We do not assess this charge under the version of the Contract With Credit under which bonus credits vest over a period of seven years.

   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. The 0.60% charge is in addition to the charge we impose for the applicable death benefit. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We

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         PARTNERS PLUS CONTRACT? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The withdrawal charge may also apply if you begin the income phase during the withdrawal charge period, depending upon the annuity option you choose. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn.

                                        CONTRACT WITH
                                      CREDIT WITHDRAWAL
  NUMBER OF       CONTRACT WITH        CHARGE (VERSION
   CONTRACT     CREDIT WITHDRAWAL        UNDER WHICH
ANNIVERSARIES    CHARGE (VERSION        BONUS CREDITS
SINCE THE DATE     UNDER WHICH        GENERALLY ARE NOT
   OF EACH      BONUS CREDITS VEST      RECAPTURABLE       CONTRACT WITHOUT
   PURCHASE      OVER SEVEN YEAR     AFTER EXPIRATION OF   CREDIT WITHDRAWAL
   PAYMENT           PERIOD)          FREE LOOK PERIOD)         CHARGE
--------------  ------------------   -------------------   -----------------
      0                 7%                     8%                  7%
      1                 7%                     8%                  6%
      2                 7%                     8%                  5%
      3                 6%                     8%                  4%
      4                 5%                     7%                  3%
      5                 4%                     6%                  2%
      6                 3%                     5%                  1%
      7                 2%                     0%                  0%
      8                 1%                     0%                  0%
      9                 0%                     0%                  0%

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and take back any credit that has not vested under the vesting schedule, if you have chosen the Contract With Credit under which bonus credits vest over several years and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

   Withdrawal charges will never be greater than permitted by applicable law.

WAIVER OF WITHDRAWAL CHARGES FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS

If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?"

CONTRACT MAINTENANCE CHARGE

Under the original version of the contract, we do not deduct a contract maintenance charge for administrative expenses while your contract value is $50,000 or more. If your contract value is less than $50,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $30 (or if your contract value is less than $1,500, then a lower amount equal to 2% of your contract value) for administrative expenses. Under the new version of the contract, we do not deduct a contract maintenance charge for administrative expenses while your contract value is $75,000 or more. If your contract value is less than $75,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $35 (or a lower amount equal to 2% of your contract value) for administrative expenses. (This fee may differ in certain states.) We may increase this charge up to a maximum of $60 per year. Also, we may raise the level of the contract value at which we waive this fee. We will deduct this charge proportionately from each of your contract's investment options.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. This is an annual charge equal to 0.25% of the average GMIB protected value. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary;

-  when you begin the income phase of the contract;

- when you decide no longer to participate in the guaranteed minimum income benefit;

-  upon a full withdrawal; and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, and for Contract Without Credit, the fixed interest rate options. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge

--------------------------------------------------------------------------------
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         PARTNERS PLUS CONTRACT? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

   THE FACT THAT WE IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a Guaranteed Minimum Death Benefit option (0.20% if you have not selected a Guaranteed Minimum Death Benefit option).

   We calculate the charge on each of the following events:

   -  each contract anniversary;

   -  when you begin the income phase of the contract;

   -  upon death of the sole or last surviving owner prior to the income phase;

   -  upon a withdrawal; and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date the Earnings Appreciator Benefit charge was last calculated.

   The charge is not deducted every time it is calculated. Instead, the charge is deducted, along with any previously calculated but not deducted charge, on each of the following events:

   -  each contract anniversary;

   -  when you begin the income phase of the contract;

   -  upon death of the sole or last surviving owner prior to the income phase;

   -  upon a full withdrawal; and

   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES

When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2005, the fees of these funds ranged on an annual basis from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.

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                                                                              73
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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        8:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees and, if you have purchased the Contract With Credit, after we have taken back any credits that have not yet vested. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

        9:

WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

                    PARTNERS PLUS CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Strategic Partners Plus contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

   This contract may also be purchased as a non-qualified annuity by a 401(a) trust or custodial IRA or Roth IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances you transfer the contract incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments

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TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under

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TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   Changes In The Contract We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.

   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.

   Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing those individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another
Section 401(a) plan.

   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and

-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;

- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and

- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.

   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of another traditional IRA, conduit IRA, or Roth IRA, or if you are age 50 or older by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000 who are not married filing a separate return), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This

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TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS PLUS CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.

MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION

If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.

   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.)

   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 7, "What Are The Expenses Associated With The Strategic Partners Plus Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 10.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

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        10:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.

THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.

   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

   On July 1, 2003, Prudential Financial combined its retail securities brokerage and clearing operations with those of Wachovia Corporation ("Wachovia") and formed Wachovia Securities Financial Holdings, LLC ("Wachovia Securities"), a joint venture headquartered in Richmond, Virginia. PFI has a 38% ownership interest in the joint venture, while Wachovia owns the remaining 62%. Wachovia and Wachovia Securities are key distribution partners for certain products of Prudential Financial affiliates, including mutual funds and individual annuities that are distributed through their financial advisors, bank channel and independent channel. In addition, Prudential Financial is a service provider to the managed account platform and certain wrap-fee programs offered by Wachovia Securities. The Strategic Partners Plus and Strategic Partners Plus 3 variable annuities are sold through Wachovia Securities.

LITIGATION

Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The following is such a pending proceeding:

     Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and

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OTHER INFORMATION CONTINUED

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

$35 million in punitive damages. Pruco Life plans to appeal the verdict.

     Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.

ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Plus contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements

HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

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                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

As we have indicated throughout this prospectus, the Strategic Partners Plus Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here, we depict the historical unit values corresponding to the contract features bearing the highest and lowest combination of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES:
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99430                 $ 0.86988                     33,208
         1/1/2002 to 12/31/2002                      $ 0.86988                 $ 0.59236                     41,596
         1/1/2003 to 12/31/2003                      $ 0.59236                 $ 0.76091                     41,580
         1/1/2004 to 12/31/2004                      $ 0.76091                 $ 0.82279                      3,931
         1/1/2005 to 12/31/2005                      $ 0.82279                 $ 0.92957                      3,916
         2/4/2002** to 12/31/2002                    $ 0.97701                 $ 0.70649                          0
         1/1/2003 to 12/31/2003                      $ 0.70649                 $ 0.90749                          0
         1/1/2004 to 12/31/2004                      $ 0.90749                 $ 0.98122                          0
         1/1/2005 to 12/31/2005                      $ 0.98122                 $ 1.10855                          0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002*** to 12/31/2002                   $ 1.00967                 $ 0.80531                          0
         1/1/2003 to 12/31/2003                      $ 0.80531                 $ 1.04571                          0
         1/1/2004 to 12/31/2004                      $ 1.04571                 $ 1.13373                          0
         1/1/2005 to 12/31/2005                      $ 1.13373                 $ 1.24642                          0
         2/4/2002** to 12/31/2002                    $ 0.97750                 $ 0.78176                          0
         1/1/2003 to 12/31/2003                      $ 0.78176                 $ 1.01497                          0
         1/1/2004 to 12/31/2004                      $ 1.01497                 $ 1.10038                          0
         1/1/2005 to 12/31/2005                      $ 1.10038                 $ 1.20970                          0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99996                 $ 0.83992                          0
         1/1/2002 to 12/31/2002                      $ 0.83992                 $ 0.62009                          0
         1/1/2003 to 12/31/2003                      $ 0.62009                 $ 0.81994                          0
         1/1/2004 to 12/31/2004                      $ 0.81994                 $ 0.88620                          0
         1/1/2005 to 12/31/2005                      $ 0.88620                 $ 1.01441                          0
         2/4/2002** to 12/31/2002                    $ 0.98632                 $ 0.76666                          0
         1/1/2003 to 12/31/2003                      $ 0.76666                 $ 1.01366                          0
         1/1/2004 to 12/31/2004                      $ 1.01366                 $ 1.09542                          0
         1/1/2005 to 12/31/2005                      $ 1.09542                 $ 1.25393                          0


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--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 1.00009                 $ 1.01253                          0
         1/1/2002 to 12/31/2002                      $ 1.01253                 $ 1.01372                          0
         1/1/2003 to 12/31/2003                      $ 1.01372                 $ 1.00812                          0
         1/1/2004 to 12/31/2004                      $ 1.00812                 $ 1.00423                          0
         1/1/2005 to 12/31/2005                      $ 1.00423                 $ 1.01903                          0
         2/4/2002** to 12/31/2002                    $ 1.00003                 $ 1.00082                    188,201
         1/1/2003 to 12/31/2003                      $ 1.00082                 $ 0.99527                    244,578
         1/1/2004 to 12/31/2004                      $ 0.99527                 $ 0.99141                    218,407
         1/1/2005 to 12/31/2005                      $ 0.99141                 $ 1.00599                    172,616

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99726                 $ 0.90493                          0
         1/1/2002 to 12/31/2002                      $ 0.90493                 $ 0.69437                          0
         1/1/2003 to 12/31/2003                      $ 0.69437                 $ 0.87784                          0
         1/1/2004 to 12/31/2004                      $ 0.87784                 $ 0.95615                          0
         1/1/2005 to 12/31/2005                      $ 0.95615                 $ 0.98584                          0
         2/4/2002** to 12/31/2002                    $ 0.97534                 $ 0.78517                          0
         1/1/2003 to 12/31/2003                      $ 0.78517                 $ 0.99254                          0
         1/1/2004 to 12/31/2004                      $ 0.99254                 $ 1.08106                          0
         1/1/2005 to 12/31/2005                      $ 1.08106                 $ 1.11454                          0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002*** to 12/31/2002                   $ 1.00860                 $ 0.79744                          0
         1/1/2003 to 12/31/2003                      $ 0.79744                 $ 1.00719                          0
         1/1/2004 to 12/31/2004                      $ 1.00719                 $ 1.15535                          0
         1/1/2005 to 12/31/2005                      $ 1.15535                 $ 1.32936                          0
         2/4/2002** to 12/31/2002                    $ 0.97746                 $ 0.79350                          0
         1/1/2003 to 12/31/2003                      $ 0.79350                 $ 1.00220                     64,859
         1/1/2004 to 12/31/2004                      $ 1.00220                 $ 1.14963                     56,890
         1/1/2005 to 12/31/2005                      $ 1.14963                 $ 1.32269                          0


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99881                 $ 0.87109                          0
         1/1/2002 to 12/31/2002                      $ 0.87109                 $ 0.66866                          0
         1/1/2003 to 12/31/2003                      $ 0.66866                 $ 0.87565                          0
         1/1/2004 to 12/31/2004                      $ 0.87565                 $ 0.99098                          0
         1/1/2005 to 12/31/2005                      $ 0.99098                 $ 1.07976                          0
         2/4/2002** to 12/31/2002                    $ 0.98198                 $ 0.80240                          0
         1/1/2003 to 12/31/2003                      $ 0.80240                 $ 1.05061                          0
         1/1/2004 to 12/31/2004                      $ 1.05061                 $ 1.18898                          0
         1/1/2005 to 12/31/2005                      $ 1.18898                 $ 1.29548                          0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99724                 $ 0.87500                          0
         1/1/2002 to 12/31/2002                      $ 0.87500                 $ 0.68204                          0
         1/1/2003 to 12/31/2003                      $ 0.68204                 $ 0.85087                          0
         1/1/2004 to 12/31/2004                      $ 0.85087                 $ 0.93878                          0
         1/1/2005 to 4/29/2005                       $ 0.93878                 $ 0.86680                          0
         2/4/2002** to 12/31/2002                    $ 0.97611                 $ 0.80273                          0
         1/1/2003 to 12/31/2003                      $ 0.80273                 $ 1.00158                          0
         1/1/2004 to 12/31/2004                      $ 1.00158                 $ 1.10499                          0
         1/1/2005 to 4/29/2005                       $ 1.10499                 $ 1.02030                          0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99084                 $ 0.84109                          0
         1/1/2002 to 12/31/2002                      $ 0.84109                 $ 0.70328                          0
         1/1/2003 to 12/31/2003                      $ 0.70328                 $ 0.85787                          0
         1/1/2004 to 12/31/2004                      $ 0.85787                 $ 0.92049                          0
         1/1/2005 to 12/31/2005                      $ 0.92049                 $ 0.94985                          0
         2/4/2002** to 12/31/2002                    $ 0.98416                 $ 0.85696                          0
         1/1/2003 to 12/31/2003                      $ 0.85696                 $ 1.04529                          0
         1/1/2004 to 12/31/2004                      $ 1.04529                 $ 1.12146                          0
         1/1/2005 to 12/31/2005                      $ 1.12146                 $ 1.15727                          0


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 88

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99509                 $ 0.88230                     27,876
         1/1/2002 to 12/31/2002                      $ 0.88230                 $ 0.59865                     31,466
         1/1/2003 to 12/31/2003                      $ 0.59865                 $ 0.73114                     31,147
         1/1/2004 to 12/31/2004                      $ 0.73114                 $ 0.76497                      3,041
         1/1/2005 to 12/31/2005                      $ 0.76497                 $ 0.87890                      2,886
         2/4/2002** to 12/31/2002                    $ 0.96941                 $ 0.72083                          0
         1/1/2003 to 12/31/2003                      $ 0.72083                 $ 0.88040                          0
         1/1/2004 to 12/31/2004                      $ 0.88040                 $ 0.92132                          0
         1/1/2005 to 12/31/2005                      $ 0.92132                 $ 1.05848                          0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99892                 $ 0.94964                          0
         1/1/2002 to 12/31/2002                      $ 0.94964                 $ 0.82711                      5,464
         1/1/2003 to 12/31/2003                      $ 0.82711                 $ 1.00219                          0
         1/1/2004 to 12/31/2004                      $ 1.00219                 $ 1.09792                      8,463
         1/1/2005 to 12/31/2005                      $ 1.09792                 $ 1.16514                      8,435
         2/4/2002** to 12/31/2002                    $ 0.98743                 $ 0.89088                          0
         1/1/2003 to 12/31/2003                      $ 0.89088                 $ 1.07966                          0
         1/1/2004 to 12/31/2004                      $ 1.07966                 $ 1.18290                          0
         1/1/2005 to 12/31/2005                      $ 1.18290                 $ 1.25533                          0

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99796                 $ 0.98458                          0
         1/1/2002 to 12/31/2002                      $ 0.98458                 $ 0.91397                          0
         1/1/2003 to 12/31/2003                      $ 0.91397                 $ 1.04994                          0
         1/1/2004 to 12/31/2004                      $ 1.04994                 $ 1.12757                          0
         1/1/2005 to 12/31/2005                      $ 1.12757                 $ 1.17779                          0
         2/4/2002** to 12/31/2002                    $ 0.99058                 $ 0.93899                     74,336
         1/1/2003 to 12/31/2003                      $ 0.93899                 $ 1.07868                     31,721
         1/1/2004 to 12/31/2004                      $ 1.07868                 $ 1.15831                     26,233
         1/1/2005 to 12/31/2005                      $ 1.15831                 $ 1.20985                          0


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99791                 $ 0.92029                     39,934
         1/1/2002 to 12/31/2002                      $ 0.92029                 $ 0.76511                     46,013
         1/1/2003 to 12/31/2003                      $ 0.76511                 $ 0.97653                     93,809
         1/1/2004 to 12/31/2004                      $ 0.97653                 $ 1.08373                     95,409
         1/1/2005 to 12/31/2005                      $ 1.08373                 $ 1.17051                     78,850
         2/4/2002** to 12/31/2002                    $ 0.97224                 $ 0.86688                          0
         1/1/2003 to 12/31/2003                      $ 0.86688                 $ 1.10632                          0
         1/1/2004 to 12/31/2004                      $ 1.10632                 $ 1.22772                          0
         1/1/2005 to 12/31/2005                      $ 1.22772                 $ 1.32606                          0

SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 1.00085                 $ 1.00289                     25,060
         1/1/2002 to 12/31/2002                      $ 1.00289                 $ 0.84681                     29,602
         1/1/2003 to 12/31/2003                      $ 0.84681                 $ 1.11158                     29,583
         1/1/2004 to 12/31/2004                      $ 1.11158                 $ 1.32305                     39,945
         1/1/2005 to 12/31/2005                      $ 1.32305                 $ 1.36506                     39,926
         2/4/2002** to 12/31/2002                    $ 0.98396                 $ 0.84988                          0
         1/1/2003 to 12/31/2003                      $ 0.84988                 $ 1.11558                     30,298
         1/1/2004 to 12/31/2004                      $ 1.11558                 $ 1.32788                     26,005
         1/1/2005 to 12/31/2005                      $ 1.32788                 $ 1.36999                          0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99886                 $ 0.90967                      8,484
         1/1/2002 to 12/31/2003                      $ 0.90967                 $ 0.74223                     17,415
         1/1/2003 to 12/31/2003                      $ 0.74223                 $ 0.93901                     17,380
         1/1/2004 to 12/31/2004                      $ 0.93901                 $ 1.04685                     17,351
         1/1/2005 to 12/31/2005                      $ 1.04685                 $ 1.12778                     17,323
         2/4/2002** to 12/31/2002                    $ 0.98366                 $ 0.84346                          0
         1/1/2003 to 12/31/2003                      $ 0.84346                 $ 1.06700                          0
         1/1/2004 to 12/31/2004                      $ 1.06700                 $ 1.18965                          0
         1/1/2005 to 12/31/2005                      $ 1.18965                 $ 1.28163                          0


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 90

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99702                 $ 0.92388                          0
         1/1/2002 to 12/31/2002                      $ 0.92388                 $ 0.76199                          0
         1/1/2003 to 12/31/2003                      $ 0.76199                 $ 0.95257                          0
         1/1/2004 to 12/31/2004                      $ 0.95257                 $ 1.10611                          0
         1/1/2005 to 12/31/2005                      $ 1.10611                 $ 1.16342                          0
         2/4/2002** to 12/31/2002                    $ 0.97731                 $ 0.83825                          0
         1/1/2003 to 12/31/2003                      $ 0.83825                 $ 1.04790                          0
         1/1/2004 to 12/31/2004                      $ 1.04790                 $ 1.21689                          0
         1/1/2005 to 12/31/2005                      $ 1.21689                 $ 1.27983                          0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 1.00228                 $ 0.84741                          0
         1/1/2002 to 12/31/2002                      $ 0.84741                 $ 0.69226                          0
         1/1/2003 to 12/31/2003                      $ 0.69226                 $ 0.86952                          0
         1/1/2004 to 12/31/2004                      $ 0.86952                 $ 0.99305                          0
         1/1/2005 to 12/31/2005                      $ 0.99305                 $ 1.11424                          0
         2/4/2002** to 12/31/2002                    $ 0.99846                 $ 0.85393                          0
         1/1/2003 to 12/31/2003                      $ 0.85393                 $ 1.07261                     31,250
         1/1/2004 to 12/31/2004                      $ 1.07261                 $ 1.22497                     27,343
         1/1/2005 to 12/31/2005                      $ 1.22497                 $ 1.37436                          2

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99530                 $ 0.81060                          0
         1/1/2002 to 12/31/2002                      $ 0.81060                 $ 0.57009                          0
         1/1/2003 to 12/31/2003                      $ 0.57009                 $ 0.71281                          0
         1/1/2004 to 12/31/2004                      $ 0.71281                 $ 0.79003                          0
         1/1/2005 to 4/29/2005                       $ 0.79003                 $ 0.73827                          0
         2/4/2002** to 12/31/2002                    $ 0.96821                 $ 0.74461                          0
         1/1/2003 to 12/31/2003                      $ 0.74461                 $ 0.93117                          0
         1/1/2004 to 12/31/2004                      $ 0.93117                 $ 1.03208                          0
         1/1/2005 to 4/29/2005                       $ 1.03208                 $ 0.96445                          0


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99348                 $ 0.81540                      7,562
         1/1/2002 to 12/31/2002                      $ 0.81540                 $ 0.43161                      6,516
         1/1/2003 to 12/31/2003                      $ 0.43161                 $ 0.59621                      6,140
         1/1/2004 to 12/31/2004                      $ 0.59621                 $ 0.70289                      5,679
         1/1/2005 to 12/31/2005                      $ 0.70289                 $ 0.72963                      5,495
         2/4/2002** to 12/31/2002                    $ 0.95936                 $ 0.58443                          0
         1/1/2003 to 12/31/2003                      $ 0.58443                 $ 0.80750                     42,093
         1/1/2004 to 12/31/2004                      $ 0.80750                 $ 0.95200                     35,169
         1/1/2005 to 12/31/2005                      $ 0.95200                 $ 0.98826                          1

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99996                 $ 1.01397                      1,054
         1/1/2002 to 12/31/2002                      $ 1.01397                 $ 1.00143                      1,615
         1/1/2003 to 12/31/2003                      $ 1.00143                 $ 1.20911                      1,608
         1/1/2004 to 12/31/2004                      $ 1.20911                 $ 1.30346                      1,602
         1/1/2005 to 12/31/2005                      $ 1.30346                 $ 1.33732                      1,596
         2/4/2002** to 12/31/2002                    $ 0.99887                 $ 0.98184                          0
         1/1/2003 to 12/31/2003                      $ 0.98184                 $ 1.18535                     11,996
         1/1/2004 to 12/31/2004                      $ 1.18535                 $ 1.27784                     12,715
         1/1/2005 to 12/31/2005                      $ 1.27784                 $ 1.31099                          1

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99996                 $ 1.04110                     24,059
         1/1/2002 to 12/31/2002                      $ 1.04110                 $ 1.12328                     29,690
         1/1/2003 to 12/31/2003                      $ 1.12328                 $ 1.17265                     29,689
         1/1/2004 to 12/31/2004                      $ 1.17265                 $ 1.21745                     33,428
         1/1/2005 to 12/31/2005                      $ 1.21745                 $ 1.22923                     33,432
         2/4/2002** to 12/31/2002                    $ 1.00358                 $ 1.06613                          0
         1/1/2003 to 12/31/2003                      $ 1.06613                 $ 1.11297                     23,687
         1/1/2004 to 12/31/2004                      $ 1.11297                 $ 1.15556                     27,079
         1/1/2005 to 12/31/2005                      $ 1.15556                 $ 1.16696                          0


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 92

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99484                 $ 0.87416                     15,458
         1/1/2002 to 12/31/2002                      $ 0.87416                 $ 0.58550                     19,001
         1/1/2003 to 12/31/2003                      $ 0.58550                 $ 0.82046                     19,002
         1/1/2004 to 12/31/2004                      $ 0.82046                 $ 0.98221                     50,025
         1/1/2005 to 12/31/2005                      $ 0.98221                 $ 1.14091                     50,022
         2/4/2002** to 12/31/2002                    $ 0.96873                 $ 0.71988                          0
         1/1/2003 to 12/31/2003                      $ 0.71988                 $ 1.00882                          0
         1/1/2004 to 12/31/2004                      $ 1.00882                 $ 1.20761                          0
         1/1/2005 to 12/31/2005                      $ 1.20761                 $ 1.40267                          0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99727                 $ 0.92677                      3,587
         1/1/2002 to 12/31/2002                      $ 0.92677                 $ 0.63744                      1,942
         1/1/2003 to 12/31/2003                      $ 0.63744                 $ 0.84694                      1,934
         1/1/2004 to 12/31/2004                      $ 0.84694                 $ 0.82752                      1,927
         1/1/2005 to 12/31/2005                      $ 0.82752                 $ 0.83643                      1,920
         2/4/2002** to 12/31/2002                    $ 0.97561                 $ 0.72521                          0
         1/1/2003 to 12/31/2003                      $ 0.72521                 $ 0.96342                          0
         1/1/2004 to 12/31/2004                      $ 0.96342                 $ 0.94136                          0
         1/1/2005 to 12/31/2005                      $ 0.94136                 $ 0.95138                          0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99482                 $ 0.85719                          0
         1/1/2002 to 12/31/2002                      $ 0.85719                 $ 0.63181                          0
         1/1/2003 to 12/31/2003                      $ 0.63181                 $ 0.78409                          0
         1/1/2004 to 12/31/2004                      $ 0.78409                 $ 0.85515                          0
         1/1/2005 to 12/31/2005                      $ 0.85515                 $ 0.97121                          0
         2/4/2002** to 12/31/2002                    $ 0.97345                 $ 0.77240                          0
         1/1/2003 to 12/31/2003                      $ 0.77240                 $ 0.95860                          0
         1/1/2004 to 12/31/2004                      $ 0.95860                 $ 1.04544                          0
         1/1/2005 to 12/31/2005                      $ 1.04544                 $ 1.18721                          0


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.98559                 $ 0.81297                          0
         1/1/2002 to 12/31/2002                      $ 0.81297                 $ 0.47030                          0
         1/1/2003 to 12/31/2003                      $ 0.47030                 $ 0.66039                          0
         1/1/2004 to 12/31/2004                      $ 0.66039                 $ 0.65130                          0
         1/1/2005 to 4/29/2005                       $ 0.65130                 $ 0.58180                          0
         2/4/2002** to 12/31/2002                    $ 0.97074                 $ 0.60245                          0
         1/1/2003 to 12/31/2003                      $ 0.60245                 $ 0.84598                          0
         1/1/2004 to 12/31/2004                      $ 0.84598                 $ 0.83430                          0
         1/1/2005 to 4/29/2005                       $ 0.83430                 $ 0.74523                          0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 1.00272                 $ 0.74788                      1,091
         1/1/2002 to 12/31/2002                      $ 0.74788                 $ 0.57108                          0
         1/1/2003 to 12/31/2003                      $ 0.57108                 $ 0.78612                          0
         1/1/2004 to 12/31/2004                      $ 0.78612                 $ 0.90356                          0
         1/1/2005 to 12/31/2005                      $ 0.90356                 $ 1.03720                          0
         2/4/2002** to 12/31/2002                    $ 0.99603                 $ 0.80285                          0
         1/1/2003 to 12/31/2003                      $ 0.80285                 $ 1.10501                          0
         1/1/2004 to 12/31/2004                      $ 1.10501                 $ 1.27001                          0
         1/1/2005 to 12/31/2005                      $ 1.27001                 $ 1.45769                          0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $ 9.99933                          0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/2/2005                   $10.09338                 $11.73323                          0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07970                 $10.33229                          0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05481                 $10.28681                          0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/2/2005                   $10.05009                 $11.34495                          0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04988                 $10.42169                          0

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06658                 $10.35426                          0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04202                 $10.33700                          0


 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 94

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $10.01933                          0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $10.00933                          0

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.14710                 $12.04155                          0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $10.02932                          0

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.08492                 $10.73678                          0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.01133                 $10.33264                          0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04570                 $10.03757                          0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99886                 $10.98052                          0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.01541                 $10.64464                          0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03302                 $10.78065                          0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99886                 $10.60000                          0

AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.97681                 $ 9.87825                          0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.91389                 $10.67460                          0

AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07726                 $10.57804                          0

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99886                 $ 9.96977                          0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.12625                 $10.92526                          0


 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.96626                 $10.49866                          0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03693                 $10.78089                          0

AST MID-CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06503                 $10.37369                          0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05576                 $11.35869                          0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02196                 $10.90682                          0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99886                 $10.07733                          0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $10.03931                          0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04866                 $10.66828                          0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02867                 $10.37610                          0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.94939                 $ 9.46839                          0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.00286                 $11.76236                          0

EVERGREEN GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003*** to 12/31/2003                  $ 9.92203                 $10.39285                          0
         1/1/2004 to 12/31/2004                      $10.34285                 $11.05580                          0
         1/1/2005 to 4/15/2005                       $11.05580                 $10.33082                          0


 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 96

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
EVERGREEN VA BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99781                 $ 0.95089                     19,363
         1/1/2002 to 12/31/2002                      $ 0.95089                 $ 0.84711                      6,679
         1/1/2003 to 12/31/2003                      $ 0.84711                 $ 0.96717                      6,106
         1/1/2004 to 12/31/2004                      $ 0.96717                 $ 1.01405                      5,402
         1/1/2005 to 12/31/2005                      $ 1.01405                 $ 1.05290                      5,128
         2/4/2002** to 12/31/2002                    $ 0.98745                 $ 0.90443                          0
         1/1/2003 to 12/31/2003                      $ 0.90443                 $ 1.03262                          0
         1/1/2004 to 12/31/2004                      $ 1.03262                 $ 1.08262                          0
         1/1/2005 to 12/31/2005                      $ 1.08262                 $ 1.12421                          0
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003*** to 12/31/2003                  $ 9.91859                 $10.39784                      6,477
         1/1/2004 to 12/31/2004                      $10.39784                 $11.19868                      5,741
         1/1/2005 to 12/31/2005                      $11.19868                 $12.03990                          0
EVERGREEN VA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99162                 $ 0.98597                          0
         1/1/2002 to 12/31/2002                      $ 0.98597                 $ 0.71064                          0
         1/1/2003 to 12/31/2003                      $ 0.71064                 $ 0.97401                          0
         1/1/2004 to 12/31/2004                      $ 0.97401                 $ 1.09375                          0
         1/1/2005 to 12/31/2005                      $ 1.09375                 $ 1.14903                          0
         2/4/2002** to 12/31/2002                    $ 0.97334                 $ 0.73715                          0
         1/1/2003 to 12/31/2003                      $ 0.73715                 $ 1.01048                          0
         1/1/2004 to 12/31/2004                      $ 1.01048                 $ 1.13472                          0
         1/1/2005 to 12/31/2005                      $ 1.13472                 $ 1.19214                          0
EVERGREEN VA INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003*** to 12/31/2003                  $ 9.98995                 $10.44289                          0
         1/1/2004 to 12/31/2004                      $10.44289                 $12.27702                          0
         1/1/2005 to 12/31/2005                      $12.27702                 $14.04482                          0
EVERGREEN VA OMEGA FUND
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99424                 $ 0.91152                      3,859
         1/1/2002 to 12/31/2002                      $ 0.91152                 $ 0.67078                      3,618
         1/1/2003 to 12/31/2003                      $ 0.67078                 $ 0.92642                      3,307
         1/1/2004 to 12/31/2004                      $ 0.92642                 $ 0.97960                      2,927
         1/1/2005 to 12/31/2005                      $ 0.97960                 $ 1.00323                      2,778
         2/4/2002** to 12/31/2002                    $ 0.97492                 $ 0.75981                          0
         1/1/2003 to 12/31/2003                      $ 0.75981                 $ 1.04955                          0
         1/1/2004 to 12/31/2004                      $ 1.04955                 $ 1.10971                          0
         1/1/2005 to 12/31/2005                      $ 1.10971                 $ 1.13658                          0


   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT FUND WAS FIRST OFFERED UNDER THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
EVERGREEN VA SPECIAL VALUES FUND
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99754                 $ 1.09268                      3,551
         1/1/2002 to 12/31/2002                      $ 1.09268                 $ 0.94182                      3,331
         1/1/2003 to 12/31/2003                      $ 0.94182                 $ 1.20289                      3,046
         1/1/2004 to 12/31/2004                      $ 1.20289                 $ 1.42791                      2,692
         1/1/2005 to 12/31/2005                      $ 1.42791                 $ 1.55985                      2,555
         2/4/2002** to 12/31/2002                    $ 0.98336                 $ 0.85553                          0
         1/1/2003 to 12/31/2003                      $ 0.85553                 $ 1.09280                          0
         1/1/2004 to 12/31/2004                      $ 1.09280                 $ 1.29737                          0
         1/1/2005 to 12/31/2005                      $ 1.29737                 $ 1.41728                          0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88103                 $12.08600                          0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99357                 $ 0.78373                          0
         1/1/2002 to 12/31/2002                      $ 0.78373                 $ 0.56640                          0
         1/1/2003 to 12/31/2003                      $ 0.56640                 $ 0.73449                          0
         1/1/2004 to 12/31/2004                      $ 0.73449                 $ 0.75480                          0
         1/1/2005 to 12/31/2005                      $ 0.75480                 $ 0.77428                          0
         2/4/2002** to 12/31/2002                    $ 0.97419                 $ 0.74968                          0
         1/1/2003 to 12/31/2003                      $ 0.74968                 $ 0.97207                          0
         1/1/2004 to 12/31/2004                      $ 0.97207                 $ 0.99891                          0
         1/1/2005 to 12/31/2005                      $ 0.99891                 $ 1.02463                          0

  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED. ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.

--------------------------------------------------------------------------------
 98

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES:
(CONTRACT WITH CREDIT, GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06145                 $11.75073                          0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04782                 $11.04034                          0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98600                 $11.27691                          0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99992                 $10.05598                          0

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05597                 $10.32516                          0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03732                 $11.19819                          0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03172                 $10.92445                          0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.06867                 $ 9.48068                          0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02500                 $10.18186                          0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01697                 $10.61664                     65,028

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00702                 $10.44620                     44,618

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02493                 $10.57131                          0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02885                 $10.78307                     77,676

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07564                 $10.42666                          0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91203                 $10.60969                          0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.05585                 $ 9.60094                          0


* DATE THAT FUND AND/OR BENEFIT WAS FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES: (CONTINUED):
(CONTRACT WITH CREDIT, GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02813                 $10.63711                          0

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98879                 $10.08338                          0

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.11445                          0

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03564                 $11.68501                          0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03026                 $10.45862                          0
SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05714                 $10.45206                          0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07347                 $11.92709                          0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03000                 $12.06788                          0

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.04299                 $ 9.58740                          0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.92621                 $11.23793                          0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $ 9.99180                          0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/2/2005                     $10.09257                 $11.64968                          0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07889                 $10.25092                          0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05400                 $10.20591                          0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/2/2005                     $10.04928                 $11.26425                          0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04907                 $10.33975                          0


* DATE THAT FUND AND/OR BENEFIT WAS FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 100

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES: (CONTINUED):
(CONTRACT WITH CREDIT, GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06577                 $10.27260                          0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04122                 $10.25565                          0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.01176                          0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.00178                          0

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14629                 $11.94685                          0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.02175                          0

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08411                 $10.65216                          0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01052                 $10.25131                          0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04489                 $ 9.95852                          0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.89421                          0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01461                 $10.56091                          0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03221                 $10.69595                          0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.51651                          0

AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.97600                 $ 9.80046                          0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91308                 $10.59056                          0

AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07646                 $10.49471                          0


* DATE THAT FUND AND/OR BENEFIT WAS FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES: (CONTINUED):
(CONTRACT WITH CREDIT, GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $ 9.89115                          0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12544                 $10.83913                          0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96545                 $10.41606                          0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03612                 $10.69610                          0

AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06422                 $10.29196                          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05495                 $11.26937                          0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02116                 $10.82098                          0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $ 9.99792                          0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.03174                          0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04786                 $10.58426                          0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02787                 $10.29451                          0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94859                 $ 9.39375                          0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00205                 $11.66986                          0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88022                 $11.99077                          0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04399                 $10.33470                          0

* DATE THAT FUND AND/OR BENEFIT WAS FIRST ADDED TO ANNUITY.

--------------------------------------------------------------------------------
 102

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10
         APPENDIX B

CALCULATION OF EARNINGS APPRECIATOR BENEFIT

EXAMPLE 1:
Assume that a purchase payment of $70,000 is made on the contract date. Assume that no withdrawals or subsequent purchase payments are made and that the contract value used in the death benefit calculation is $120,000. Also assume that the owner (or joint owner, if older) is younger than age 66 on the date the application is signed.

45% of lesser of:
  Adjusted Purchase Payment                  $70,000
  Allocated Earnings                         $50,000 contract value minus purchase payment)

Benefit (45% of $50,000)                     $22,500

EXAMPLE 2:
Assume that a 60 year old purchases a contract on 1/1/2001 with a $50,000 purchase payment.

The owner's initial purchase payment (purchase payment #1) grows to $90,000 on 1/1/2005, giving the contract $40,000 IN EARNINGS, all allocated to the initial purchase payment. On this date, the owner makes an additional purchase payment of $60,000. The $60,000 purchase payment increases the contract value to $150,000 ($90,000 + $60,000). At this time, there are no earnings allocated to the additional purchase payment (purchase payment #2). However, future earnings will now be allocated to the two purchase payments in the following proportions:

      (purchase payment#1 + earnings) / total contract value = ($50,000 + $40,000*) / $150,000 = 60%
      (purchase payment#2 + earnings) / total contract value = ($60,000 + $0) / $150,000 = 40%

On 1/1/2009 the owner makes a withdrawal of $38,000. The contract value has grown an additional $40,000 from $150,000 on 1/1/2005 to $190,000 on 1/1/2009 prior to the withdrawal. The $40,000 IN NEW EARNINGS will be allocated among the two purchase payments prior to the withdrawal using the percentages determined above.

      $40,000 IN NEW EARNINGS
      Earnings Allocated to Adjusted Purchase Payment #1 (60% of $40,000) = $24,000
      Earnings Allocated to Adjusted Purchase Payment # 2 (40% of $40,000) = $16,000

The earnings allocated to each purchase payment now are as follows:

                                          BEFORE
                                           NEW
                                         EARNINGS        $40,000 NEW EARNINGS         TOTAL
                                         --------    +   --------------------    =   --------
Purchase Payment #1                      $ 50,000              $     0               $ 50,000
Earnings Allocated to #1                 $ 40,000              $24,000               $ 64,000
Purchase Payment #2                      $ 60,000              $     0               $ 60,000
Earnings Allocated to #2                 $      0              $16,000               $ 16,000
                                         --------              -------               --------
                                         $150,000     +        $40,000            =  $190,000

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10
--------------------------------------------------------------------------------

The withdrawal of $38,000 reduces the contract value by 20% ($38,000/$190,000). The withdrawal will reduce both purchase payments and the earnings allocated to each of them by 20% as shown below.

                                 BEFORE
                               WITHDRAWAL         REDUCED BY 20%
                               ----------         --------------
Adjusted Purchase Payment #1    $ 50,000             $ 40,000
Earnings Allocated to #1        $ 64,000             $ 51,200
Adjusted Purchase Payment #2    $ 60,000             $ 48,000
Earnings Allocated to #2        $ 16,000             $ 12,800
                                --------             --------
                                $190,000             $152,000

'The contract value grows $20,000 from $152,000 on 1/1/2009 to $172,000 on
1/1/2011. THE $20,000 IN NEW EARNINGS will be allocated among the two purchase payments using the percentages determined above.

        $20,000 IN NEW EARNINGS
        Earnings Allocated to Adjusted Purchase Payment #1 (60% of $20,000) = $12,000
        Earnings Allocated to Adjusted Purchase Payment #2 (40% of $20,000) = $8,000

The earnings allocated to each purchase payment now are as follows:

                                      BEFORE
                                       NEW
                                     EARNINGS        $20,000 NEW EARNINGS         TOTAL
                                     --------    +   --------------------    =   --------
Adjusted Purchase Payment #1         $ 40,000              $     0               $ 40,000
Earnings Allocated to #1             $ 51,200              $12,000               $ 63,200
Adjusted Purchase Payment #2         $ 48,000              $     0               $ 48,000
Earnings Allocated to #2             $ 12,800              $ 8,000               $ 20,800
                                     --------              -------               --------
                                     $152,000    +         $20,000           =   $172,000

Now let's calculate the total Earnings Appreciator Benefit as of 1/1/2011:

Benefit on Purchase Payment #1                           Benefit on Purchase Payment #2
  45% of lesser of:                                      45% of lesser of:
     Adjusted Purchase Payment        $40,000              Adjusted Purchase Payment           $48,000
     Allocated Earnings               $63,200              Allocated Earnings                  $20,800
  45% OF $40,000                      $18,000            45% OF $20,800                         $9,360

         TOTAL EARNINGS APPRECIATOR BENEFIT: $18,000 + $9,360 = $27,360

--------------------------------------------------------------------------------
 104

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10
         APPENDIX C

SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company. Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

-  Your age;

- The amount of your investment and any planned future deposits into the annuity;

- How long you intend to hold the annuity (also referred to as investment time horizon);

-  Your desire to make withdrawals from the annuity;

-  Your investment return objectives;

-  The effect of optional benefits that may be elected; and

- Your desire to minimize costs and/or maximize return associated with the annuity.

   The following chart sets forth the prominent features of each available Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners Plus/Plus and the Strategic Partners Plus/Plus Enhanced contracts ("Enhanced Contracts" refers to the version of the contract offered beginning in February of 2002), Strategic Partners Advisor offers few optional benefits.

- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.

- Strategic Partners Plus/Plus Enhanced comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options that are not available in the bonus version.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10
--------------------------------------------------------------------------------

STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of the available Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

--------------------------------------------------------------------------------

                                                                                         STRATEGIC PARTNERS    STRATEGIC PARTNERS
                                                                   STRATEGIC PARTNERS       ANNUITY ONE/          ANNUITY ONE/
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS     ANNUITY ONE/PLUS        PLUS ENHANCED         PLUS ENHANCED
                             ADVISOR               SELECT                 BONUS               NON BONUS               BONUS

----------------------------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000               $10,000
----------------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified & Non-   80 Qualified & 85     80 Qualified & Non-   85 Qualified & Non-   85 Qualified & Non-
                       Qualified             Non-Qualified         Qualified             Qualified             Qualified
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  7 Years (7%, 6%,      9 Years (7%, 7%,      7 Years (7%, 6%,      7 Years (8%, 8%,
Schedule                                     5%, 4%, 3%, 2%, 1%)   7%, 6%, 5%, 4%, 3%,   5%, 4%, 3%, 2%, 1%)   8%, 8%, 7%, 6%, 5%)
                                             Contract date based   2%, 1%) Payment       Payment date based    Payment date based
                                                                   date based
----------------------------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross          10% of gross
Withdrawal(1)                                purchase payments     purchase payments     purchase payments     purchase payments
                                             per contract year,    made as of last       made as of last       made as of last
                                             cumulative up to 7    contract              contract              contract
                                             years or 70% of       anniversary per       anniversary per       anniversary per
                                             gross purchase        contract year         contract year         contract year
                                             payments
----------------------------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.52%                 1.40%                 1.40%                 1.50%
Administration Charge
----------------------------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     $30. Waived if        The lesser of $30     The lesser of $35     The lesser of $35
Fee (assessed          or 2% of your         contract value is     or 2% of your         or 2% of your         or 2% of your
annually)              contract value.       $50,000 or more       contract value.       contract value.       contract value.
                       Waived if contract                          Waived if contract    Waived if contract    Waived if contract
                       value is $50,000 or                         value is $50,000 or   value is $75,000 or   value is $75,000 or
                       more                                        more                  more                  more
----------------------------------------------------------------------------------------------------------------------------------
Contract Credit        No                    No                    Yes                   No                    Yes
                                                                   4% vested over 7                            3%-all amounts ages
                                                                   years                                       81-85
                                                                                                               4%-under $250,000
                                                                                                               5%-$250,000+
----------------------------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   No                    Yes                   No
                                             1-Year                                      1-Year
----------------------------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   No                    No                    No
Adjustment Account                           7-Year
(MVA)
----------------------------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    No                    No                    Yes                   No
Averaging (DCA)
----------------------------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56/62                 56/62                 56/62
Options Available
----------------------------------------------------------------------------------------------------------------------------------

1 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.

--------------------------------------------------------------------------------
 106

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

                                                                                         STRATEGIC PARTNERS    STRATEGIC PARTNERS
                                                                   STRATEGIC PARTNERS       ANNUITY ONE/          ANNUITY ONE/
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS     ANNUITY ONE/PLUS        PLUS ENHANCED         PLUS ENHANCED
                             ADVISOR               SELECT                 BONUS               NON BONUS               BONUS

----------------------------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   6 - available in      6 - available in      6 - available in
                                                                   Strategic Partners    Strategic Partners    Strategic Partners
                                                                   Plus only             Plus Enhanced only    Plus Enhanced only
----------------------------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       Combo: Step/Roll      The greater of:       The greater of:       The greater of:
                       purchase payment(s)   Withdrawals will      purchase payment(s)   purchase payment(s)   purchase payment(s)
                       minus proportionate   proportionately       minus proportionate   minus proportionate   minus proportionate
                       withdrawal(s) or      affect the Death      withdrawal(s) or      withdrawal(s) or      withdrawal(s) or
                       contract value        Benefit               contract value        contract value        contract value
----------------------------------------------------------------------------------------------------------------------------------
Optional Death         Combo: Step/Roll      N/A                   Step-Up               Step-Up               Step-Up
  Benefit (for an                                                  Roll-Up               Roll-Up               Roll-Up
  additional                                                       Combo: Step/Roll      Combo: Step/Roll      Combo: Step/Roll
  cost)(2,3)                                                       Earnings              Earnings              Earnings
                                                                   Appreciator Benefit   Appreciator Benefit   Appreciator Benefit
                                                                   (EAB)                 (EAB)                 (EAB)
----------------------------------------------------------------------------------------------------------------------------------
Living Benefits (for   Lifetime Five         N/A                   Lifetime Five         Lifetime Five         Lifetime Five
  an additional                                                    Guaranteed Minimum    Guaranteed Minimum    Guaranteed Minimum
  cost)(3, 4)                                                      Income Benefit        Income Benefit        Income Benefit
                                                                   (GMIB)                (GMIB)                (GMIB)
----------------------------------------------------------------------------------------------------------------------------------

2 For more information on these benefits, refer to Section 4, "What Is The Death Benefit?" in the Prospectus.

3 Not all Optional Benefits may be available in all states.

4 For more information on these benefits, refer to Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"; and Section 5, "What Is the LifeTime Five(SM) Income Benefit?" in the Prospectus.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10
--------------------------------------------------------------------------------

HYPOTHETICAL ILLUSTRATION

The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

-  No subsequent deposits or withdrawals are made to/from the contract.

- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:

    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).

   The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the Withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

--------------------------------------------------------------------------------
 108

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

0% GROSS RETURN

                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
                                                    STRATEGIC PARTNERS      ANNUITY ONE/PLUS       ANNUITY ONE/PLUS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS      ANNUITY ONE/PLUS           ENHANCED               ENHANCED
           ADVISOR                 SELECT                 BONUS                NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   ANNUITY    SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $97,659     $97,659    $97,544     $91,415    $101,565    $95,265    $97,659     $91,522    $101,465    $94,148
2    $95,366     $95,366    $95,141     $90,032    $ 99,181    $92,881    $95,366     $90,244    $ 98,986    $91,866
3    $93,128     $93,128    $92,798     $88,658    $ 96,853    $90,553    $93,128     $88,971    $ 96,567    $89,641
4    $90,941     $90,941    $90,512     $87,292    $ 94,579    $89,504    $90,941     $87,703    $ 94,207    $87,470
5    $88,807     $88,807    $88,283     $85,934    $ 92,359    $88,241    $88,807     $86,442    $ 91,905    $86,171
6    $86,722     $86,722    $86,109     $84,586    $ 90,191    $86,983    $86,722     $85,187    $ 89,659    $84,879
7    $84,686     $84,686    $83,988     $83,248    $ 88,073    $85,731    $84,686     $83,939    $ 87,468    $83,594
8    $82,698     $82,698    $81,919     $81,919    $ 86,006    $84,486    $82,698     $82,698    $ 85,331    $85,331
9    $80,757     $80,757    $79,902     $79,902    $ 83,987    $83,247    $80,757     $80,757    $ 83,245    $83,245
10   $78,861     $78,861    $77,934     $77,934    $ 82,015    $82,015    $78,861     $78,861    $ 81,211    $81,211
11   $77,010     $77,010    $76,014     $76,014    $ 80,090    $80,090    $77,010     $77,010    $ 79,226    $79,226
12   $75,202     $75,202    $74,142     $74,142    $ 78,210    $78,210    $75,202     $75,202    $ 77,290    $77,290
13   $73,436     $73,436    $72,282     $72,282    $ 76,374    $76,374    $73,436     $73,436    $ 75,402    $75,402
14   $71,712     $71,712    $70,468     $70,468    $ 74,581    $74,581    $71,678     $71,678    $ 73,559    $73,559
15   $70,029     $70,029    $68,698     $68,698    $ 72,830    $72,830    $69,961     $69,961    $ 71,727    $71,727
16   $68,385     $68,385    $66,972     $66,972    $ 71,121    $71,121    $68,285     $68,285    $ 69,940    $69,940
17   $66,780     $66,780    $65,288     $65,288    $ 69,451    $69,451    $66,648     $66,648    $ 68,197    $68,197
18   $65,212     $65,212    $63,646     $63,646    $ 67,821    $67,821    $65,049     $65,049    $ 66,496    $66,496
19   $63,681     $63,681    $62,044     $62,044    $ 66,228    $66,228    $63,488     $63,488    $ 64,837    $64,837
20   $62,186     $62,186    $60,482     $60,482    $ 64,674    $64,674    $61,963     $61,963    $ 63,219    $63,219
21   $60,726     $60,726    $58,958     $58,958    $ 63,156    $63,156    $60,474     $60,474    $ 61,640    $61,640
22   $59,301     $59,301    $57,472     $57,472    $ 61,673    $61,673    $59,021     $59,021    $ 60,099    $60,099
23   $57,909     $57,909    $56,022     $56,022    $ 60,225    $60,225    $57,601     $57,601    $ 58,596    $58,596
24   $56,549     $56,549    $54,608     $54,608    $ 58,811    $58,811    $56,215     $56,215    $ 57,130    $57,130
25   $55,222     $55,222    $53,229     $53,229    $ 57,431    $57,431    $54,861     $54,861    $ 55,700    $55,700
---------------------------------------------------------------------------------------------------------------------

Assumptions:

1. $100,000 initial investment.

2. As of December 31, 2005 the average fund expenses = 0.99%.

3. No optional death benefit(s) and/or optional living benefit(s) were elected.

4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners Annuity One/Plus Bonus -2.35%; Strategic Partners Annuity One/Plus Enhanced Non-Bonus -2.35%; Strategic Partners Annuity One/Plus Enhanced Bonus -2.44%.

5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

6. Surrender Value assumes surrender 2 days prior to policy anniversary.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10
--------------------------------------------------------------------------------

6% GROSS RETURN

                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
                                                    STRATEGIC PARTNERS      ANNUITY ONE/PLUS       ANNUITY ONE/PLUS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS      ANNUITY ONE/PLUS           ENHANCED               ENHANCED
           ADVISOR                 SELECT                 BONUS                NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   ANNUITY    SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $103,502   $103,502    $103,380   $ 96,844    $107,642   $101,342    $103,502   $ 96,957    $107,536   $ 99,734
2    $107,136   $107,136    $106,884   $101,071    $111,422   $105,122    $107,136   $101,309    $111,203   $103,107
3    $110,899   $110,899    $110,506   $105,481    $115,335   $109,035    $110,899   $105,854    $114,994   $106,596
4    $114,793   $114,793    $114,252   $110,082    $119,385   $112,822    $114,793   $110,602    $118,915   $110,203
5    $118,824   $118,824    $118,124   $114,881    $123,577   $117,899    $118,824   $115,560    $122,970   $115,063
6    $122,997   $122,997    $122,127   $119,885    $127,917   $123,201    $122,997   $120,737    $127,163   $120,134
7    $127,316   $127,316    $126,267   $125,104    $132,409   $128,737    $127,316   $126,143    $131,499   $125,424
8    $131,787   $131,787    $130,546   $130,546    $137,058   $134,518    $131,787   $131,787    $135,982   $135,982
9    $136,415   $136,415    $134,971   $134,971    $141,871   $140,553    $136,415   $136,415    $140,619   $140,619
10   $141,205   $141,205    $139,545   $139,545    $146,853   $146,853    $141,205   $141,205    $145,413   $145,413
11   $146,164   $146,164    $144,275   $144,275    $152,010   $152,010    $146,164   $146,164    $150,371   $150,371
12   $151,297   $151,297    $149,165   $149,165    $157,348   $157,348    $151,297   $151,297    $155,499   $155,499
13   $156,610   $156,610    $154,220   $154,220    $162,874   $162,874    $156,610   $156,610    $160,800   $160,800
14   $162,109   $162,109    $159,447   $159,447    $168,594   $168,594    $162,109   $162,109    $166,283   $166,283
15   $167,802   $167,802    $164,851   $164,851    $174,514   $174,514    $167,802   $167,802    $171,953   $171,953
16   $173,694   $173,694    $170,439   $170,439    $180,642   $180,642    $173,694   $173,694    $177,816   $177,816
17   $179,794   $179,794    $176,215   $176,215    $186,986   $186,986    $179,794   $179,794    $183,879   $183,879
18   $186,108   $186,108    $182,188   $182,188    $193,552   $193,552    $186,108   $186,108    $190,148   $190,148
19   $192,643   $192,643    $188,363   $188,363    $200,349   $200,349    $192,643   $192,643    $196,632   $196,632
20   $199,408   $199,408    $194,747   $194,747    $207,384   $207,384    $199,408   $199,408    $203,336   $203,336
21   $206,411   $206,411    $201,347   $201,347    $214,667   $214,667    $206,411   $206,411    $210,269   $210,269
22   $213,659   $213,659    $208,172   $208,172    $222,205   $222,205    $213,659   $213,659    $217,439   $217,439
23   $221,162   $221,162    $215,227   $215,227    $230,008   $230,008    $221,162   $221,162    $224,853   $224,853
24   $228,928   $228,928    $222,522   $222,522    $238,085   $238,085    $228,928   $228,928    $232,519   $232,519
25   $236,967   $236,967    $230,064   $230,064    $246,446   $246,446    $236,967   $236,967    $240,447   $240,447
---------------------------------------------------------------------------------------------------------------------

Assumptions:

1. $100,000 initial investment.

2. As of December 31, 2005 the average fund expenses = 0.99%.

3. No optional death benefit(s) and/or optional living benefit(s) were elected.

4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.47%; Strategic Partners Select 3.35%; Strategic Partners Annuity One/Plus Bonus 3.47%; Strategic Partners Annuity One/Plus Enhanced Non-Bonus 3.47%; Strategic Partners Annuity One/Plus Enhanced Bonus 3.37%.

5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

6. Surrender Value assumes surrender 2 days prior to policy anniversary.

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

P2082